As filed with the Securities and Exchange Commission on April 20, 2015
Commission File Nos.  333-192972
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 372	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

ELITE ACCESS BROKERAGE EDITIONSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

The date of this prospectus is April 2 7 , 201 5 . This prospectus states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York ("Jackson of NY®") you should know before investing. This prospectus is a disclosure document and describes all of the Contract's material features, benefits, rights, and obligations. The description of the Contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information ("SAI") dated April 2 7 , 2015 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 47, or contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus.

We offer other variable annuity products with different product features, benefits and charges. You may purchase the Contract through an automated electronic transmission/order ticket verification procedure. This may not be available through all broker-dealers. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 47. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson of NY is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment fixed and variable options. The fixed options are not available if you elect the Liquidity Option. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Growth-Income Fund	JNL/S&P Dividend Income & Growth Fund
JNL/American Funds International Fund	JNL/S&P International 5 Fund
JNL Multi-Manager Alternative Fund	JNL/S&P Intrinsic Value Fund
JNL Alt 65 Fund	JNL/S&P Total Yield Fund
JNL/AllianceBernstein Dynamic Asset Allocation Fund	JNL/S&P 4 Fund
JNL/AQR Managed Futures Strategy Fund	JNL/S&P Mid 3 Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund	Jackson Variable Series Trust (formerly, Curian
JNL/Boston Partners Global Long Short Equity Fund	Variable Series Trust)
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/DFA U.S. Core Equity Fund	JNAM Guidance – Interest Rate Opportunities Fund
JNL/Eastspring Investments Asia ex-Japan Fund	(formerly, Curian Guidance – Interest Rate Opportunities Fund)
JNL/Eastspring Investments China-India Fund	JNAM Guidance – Equity Income Fund
JNL/Franklin Templeton Global Multisector Bond Fund	(formerly, Curian Guidance – Equity Income Fund)
JNL/Franklin Templeton Income Fund	JNAM Guidance – Conservative Fund (formerly, Curian
JNL/Franklin Templeton International Small Cap Growth Fund	Guidance – Conservative Fund)
JNL/Franklin Templeton Small Cap Value Fund	JNAM Guidance – Moderate Fund (formerly, Curian
JNL/Goldman Sachs Emerging Markets Debt Fund	Guidance – Moderate Fund)
JNL/Goldman Sachs U.S. Equity Flex Fund	JNAM Guidance – Growth Fund (formerly, Curian
JNL/Harris Oakmark Global Equity Fund	Guidance – Growth Fund)
JNL/Invesco Global Real Estate Fund	JNAM Guidance – Moderate Growth Fund (formerly,
JNL/Invesco International Growth Fund	Curian Guidance – Moderate Growth Fund)
JNL/Invesco Small Cap Growth Fund	JNAM Guidance – Maximum Growth Fund
JNL/Ivy Asset Strategy Fund	(formerly Curian Guidance – Maximum Growth Fund)
JNL/JPMorgan MidCap Growth Fund	JNAM Guidance – Alt 100 Fund (formerly,
JNL/JPMorgan U.S. Government & Quality Bond Fund	Curian Guidance – Alt 100 Moderate Fund)
JNL/Lazard Emerging Markets Fund	JNAM Guidance – Equity 100 Fund (formerly,
JNL/Mellon Capital Index 5 Fund	Curian Guidance – Equity 100 Fund)
JNL/Mellon Capital Emerging Markets Index Fund	JNAM Guidance – Fixed Income 100 Fund (formerly,
JNL/Mellon Capital European 30 Fund	Curian Guidance – Fixed Income 100 Fund)
JNL/Mellon Capital Pacific Rim 30 Fund	JNAM Guidance – Real Assets Fund (formerly,
JNL/Mellon Capital S&P 500 Index Fund	Curian Guidance – Real Assets Fund)
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Tactical ETF Conservative Fund
JNL/Mellon Capital Small Cap Index Fund	(formerly, Curian Tactical Advantage 35 Fund)
JNL/Mellon Capital International Index Fund	JNL Tactical ETF Moderate Fund
JNL/Mellon Capital Bond Index Fund	(formerly, Curian Tactical Advantage 60 Fund)
JNL/Mellon Capital Utilities Sector Fund	JNL Tactical ETF Growth Fund
JNL/MMRS Conservative Fund	(formerly, Curian Tactical Advantage 75 Fund)
JNL/MMRS Growth Fund	JNL /American Funds® Global Growth Fund (formerly,
JNL/MMRS Moderate Fund	Curian/American Funds® Global Growth Fund)
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL /American Funds® Growth Fund (formerly,
JNL/PIMCO Real Return Fund	Curian/American Funds® Growth Fund)
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Scout Unconstrained Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/S&P Competitive Advantage Fund

JNL /AQR Risk Parity Fund (formerly, Curian/AQR	JNL/PPM America Long Short Credit Fund (formerly,
Risk Parity Fund)	Curian Long Short Credit Fund)
JNL /BlackRock Global Long Short Credit Fund	JNL /T. Rowe Price Capital Appreciation Fund
(formerly, Curian/BlackRock Global Long Short Credit Fund)	(formerly, Curian/T. Rowe Price Capital Appreciation Fund)
JNL /DFA U.S. Micro Cap Fund (formerly, Curian/DFA	JNL /The Boston Company Equity Income Fund
U.S. Micro Cap Fund)	(formerly, Curian/The Boston Company Equity Income Fund)
JNL /DoubleLine® Total Return Fund (formerly,	JNL/The London Company Focused U.S. Equity Fund
Curian/DoubleLine Total Return Fund)	(formerly, Curian/Focused U.S. Equity Fund)
JNL /Eaton Vance Global Macro Absolute Return	JNL /Van Eck International Gold Fund
Advantage Fund (formerly, Curian/Eaton Vance Global Macro	(formerly, Curian/Van Eck International Gold Fund)
Absolute Return Advantage Fund)	JNL/WCM Focused International Equity Fund
JNL /Epoch Global Shareholder Yield Fund (formerly,	(formerly, Curian/Focused International Equity Fund)
Curian/Epoch Global Shareholder Yield Fund)
JNL /FAMCO Flex Core Covered Call Fund (formerly,	JNL Investors Series Trust
Curian/FAMCO Flex Core Covered Call Fund)
JNL /Franklin Templeton Frontier Markets Fund	JNL/PPM America Total Return Fund
(formerly, Curian/Franklin Templeton Frontier Markets Fund)
JNL /Franklin Templeton Natural Resources Fund (formerly,	JNL Variable Fund LLC
Curian/Franklin Templeton Natural Resources Fund)
JNL /Lazard International Strategic Equity Fund	JNL/Mellon Capital S&P® 24 Fund
(formerly, Curian/Lazard International Strategic Equity Fund)	JNL/Mellon Capital Nasdaq® 25 Fund
JNL /Neuberger Berman Currency Fund (formerly,	JNL/Mellon Capital S&P® SMid 60 Fund
Curian/Neuberger Berman Currency Fund)	JNL/Mellon Capital Communications Sector Fund
JNL /Neuberger Berman Risk Balanced Commodity	JNL/Mellon Capital Consumer Brands Sector Fund
Strategy Fund (formerly, Curian/Neuberger Berman Risk	JNL/Mellon Capital Financial Sector Fund
Balanced Commodity Strategy Fund)	JNL/Mellon Capital Healthcare Sector Fund
JNL /Nicholas Convertible Arbitrage Fund (formerly,	JNL/Mellon Capital Oil & Gas Sector Fund
Curian/Nicholas Convertible Arbitrage Fund)	JNL/Mellon Capital Technology Sector Fund
JNL /PIMCO Credit Income Fund (formerly,
Curian/PIMCO Credit Income Fund)

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker. The prospectuses for the Funds are attached to this prospectus.

In addition, the following twenty-one Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 27, 2015:

Previously Offered Funds	Currently Offered Funds
Curian Guidance – Multi-Strategy Income Fund	JNAM Guidance – Fixed Income 100 Fund
Curian Guidance – Tactical Maximum Growth Fund	JNAM Guidance – Maximum Growth Fund
Curian Guidance – Tactical Moderate Growth Fund	JNAM Guidance – Moderate Growth Fund
Curian Guidance – Institutional Alt 65 Fund	JNL Alt 65 Fund
Curian Guidance – Alt 100 Conservative Fund	JNAM Guidance – Alt 100 Fund
Curian Guidance – Alt 100 Growth Fund	JNAM Guidance – Alt 100 Fund
Curian Guidance – International Conservative Fund	JNAM Guidance – Conservative Fund
Curian Guidance – International Moderate Fund	JNAM Guidance – Moderate Fund
Curian Guidance – International Growth Fund	JNAM Guidance – Growth Fund
Curian Dynamic Risk Advantage Diversified Fund	JNL/MMRS Conservative Fund
Curian Dynamic Risk Advantage Growth Fund	JNL/MMRS Moderate Fund
Curian Dynamic Risk Advantage Income Fund	JNL/MMRS Conservative Fund
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund
JNL/Mellon Capital Global Alpha Fund	JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/Mellon Capital S&P 24 Fund

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 27, 2015, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	5
EXAMPLE	9
CONDENSED FINANCIAL INFORMATION	10
THE ANNUITY CONTRACT	10
JACKSON OF NY	10
THE FIXED ACCOUNT	11
Fixed Account Options	11
THE SEPARATE ACCOUNT	13
INVESTMENT DIVISIONS	13
JNL Series Trust	14
Jackson Variable Series Trust	20
JNL Investors Series Trust	31
JNL Variable Fund LLC	26
Voting Privileges	27
Substitution	27
CONTRACT CHARGES	27
Mortality and Expense Risk Charge	27
Annual Contract Maintenance Charge	28
Administration Charge	28
Transfer Charge	28
Withdrawal Charge	28
Liquidity Option Charge	29
Other Expenses	29
Premium Taxes	29
Income Taxes	29
DISTRIBUTION OF CONTRACTS	30
PURCHASES	31
Minimum Initial Premium	31
Minimum Additional Premiums	31
Maximum Premiums	32
Allocations of Premium	32
Capital Protection Program	32
Accumulation Units	32
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	33
Potential Limits and Conditions on Fixed Account Transfers	33
Restrictions on Transfers: Market Timing	34
TELEPHONE AND INTERNET TRANSACTIONS	35
The Basics	35
What You Can Do and How	35
What You Can Do and When	35
How to Cancel a Transaction	35
Our Procedures	35
ACCESS TO YOUR MONEY	36
Liquidity Option	37
Systematic Withdrawal Program	37
Suspension of Withdrawals or Transfers	37
INCOME PAYMENTS (THE INCOME PHASE)	37
Fixed Income Payments	38
Variable Income Payments	38
Income Options	38
DEATH BENEFIT	39
Payout Options	39
Pre-Selected Payout Options	39
Spousal Continuation Option	39
Death of Owner On or After the Income Date	39
Death of Annuitant	40
Stretch Contracts	43
TAXES	40
Contract Owner Taxation	40
Tax-Qualified and Non-Qualified Contracts	40
Non-Qualified Contracts – General Taxation	40
Non-Qualified Contracts – Aggregation of Contracts	40
Non-Qualified Contracts – Withdrawals and Income Payments	40
Non-Qualified Contracts – Required Distributions	41
Non-Qualified Contracts – 1035 Exchanges	45
Tax-Qualified Contracts – Withdrawals and Income Payments	41
Withdrawals – Tax-Sheltered Annuities	41
Withdrawals – Roth IRAs	41
Constructive Withdrawals – Investment Adviser Fees	41
Death Benefits	42
Assignment	42
Diversification	42
Owner Control	42
Withholding	42
Jackson of NY Taxation	43
OTHER INFORMATION	43
Dollar Cost Averaging	43
Dollar Cost Averaging Plus (DCA+)	43
Earnings Sweep	44
Guidance Model Portfolios	44
Rebalancing	45
Free Look	45
Advertising	46
Modification of Your Contract	46
Confirmation of Transactions	46
Legal Proceedings	46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	47
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Broker-Dealer Support)	B-1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 201 6 and a Premium payment is received on February 28, 2016 then, although the first Contract Anniversary is January 15, 2017, Completed Year 0-1 for that Premium payment would begin on February 28, 2016 and end on February 27, 2017. Completed Year 1-2 for that Premium payment would begin on February 28, 2017.

Contract – the individual deferred variable and fixed annuity contract, including any endorsements.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of the allocations between the Contract's Investment Divisions and Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 201 6 , then the end of Contract Year 0-1 would be January 14, 2017, and January 15, 2017, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Income Date – the date on which you begin receiving annuity payments.

Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, or transferred before the end of the period.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

GLOSSARY
Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Liquidity Option – an optional benefit that provides for no withdrawal charges.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $2.5 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal charges, and withdrawals of Premiums that are no longer subject to withdrawal charges.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. For more information about the Fixed Account, please see "THE FIXED ACCOUNT" beginning on page 11. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 13.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 40.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see "Free Look" beginning on page 45.

Optional Features
An optional Liquidity Option may be elected for an additional charge. This option may not be available through all broker-dealers. For more information, please see "LIQUIDITY OPTION" beginning on page 37.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see "PURCHASES" beginning on page 31.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. The Contract has a free withdrawal provision or the optional Liquidity Option. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 36.

Income Payments	There are a number of income options available. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 37.

Death Benefit	The Contract has a death benefit that becomes payable if you die before the Income Date. For more information, please see "DEATH BENEFIT" beginning on page 39.

Contract Charges
Various charges apply under the Contract as summarized in the "FEES AND EXPENSES TABLES" below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Premium withdrawn, if applicable	6.5%

Maximum Premium Taxes [2]
Percentage of each Premium	2%

Transfer Charge [3]
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge [4]	$22.50

[1]	There may be a withdrawal charge on the following withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting five Completed Years following each Premium, or there is an optional Liquidity Option available that provides for no withdrawal charges.

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium
0-1	1-2	2-3	3-4	4-5	5+
6.5%	6.0%	5.0%	4.0%	3.0%	0%

[2]	Currently, Premium taxes do not apply.

[3]	We do not count transfers in conjunction with Dollar Cost Averaging, Earnings Sweep, Rebalancing, and periodic automatic transfers. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under "OTHER INFORMATION" beginning on page 43.

[4]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [5]	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	0.85%

Administration Charge [6]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.00%

Optional Benefit Charge – The following optional benefit is available for an additional charge. The charge is based on average daily Contract Value in the Investment Divisions.

Liquidity Option	0.25%

[5]	This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[6]	This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.5 5%

Maximum: 2. 71%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about the Funds' Advisers, Administrators, and Sub-Advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Growth-Income	0.94% A	0.20% J	0.18% A, G	0.00%	1.32% A	(0.35%) B,J	0.97% A,B,J
JNL/American Funds International	1.35% A	0.20% J	0.19% A, G	0.00%	1.74% A	(0.55%) B,J	1.19% A,B,J
JNL Multi-Manager Alternative	1.75%	0.20%	0.76% H	0.00%	2.71%	0.40% C	2.31% C
JNL/DFA U.S. Core Equity	0.59%	0.20%	0.10% F	0.00%	0.89%	(0.09%) C	0.80% C
JNL/Franklin Templeton Global Multisector Bond	0.73%	0.20%	0.15% G	0.02%	1.10%	(0.03%) C	1.07% C
JNL/Goldman Sachs Emerging Markets Debt	0.71%	0.20%	0.16% G	0.01%	1.08%	(0.01%) C	1.07% C
JNL/Invesco Small Cap Growth	0.82%	0.20%	0.10% F	0.01%	1.13%	(0.01%) C	1.12% C
JNL/Mellon Capital S&P 500 Index	0.24%	0.20%	0.12% F	0.00%	0.56%	(0.01%) C	0.55% C
JNL/T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	0.00% C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	(0.38%) D	0.18% D
Jackson Variable Series Trust
JNL Tactical ETF Conservative	0.75%	0.20% J	0.17% J	0.24%	1.36%	(0.45%) C,J	0.91% C,J
JNL Tactical ETF Moderate	0.75%	0.20% J	0.17% J	0.25%	1.37%	(0.45%) C,J	0.92% C,J
JNL Tactical ETF Growth	0.75%	0.20% J	0.17% J	0.26%	1.38%	(0.45%) C,J	0.93% C,J
JNL/American Funds® Growth	1.18% A	0.20% J	0.14% A,F	0.00%	1.52% A	(0.50%) B	1.02% A,B,J
JNL/American Funds® Global Growth	1.32% A	0.20% J	0.14% A,F	0.00%	1.66% A	(0.60%) B,J	1.06% A,B,J
JNL/AQR Risk Parity	0.85%	0.20% J	0.18% J	0.07%	1.30%	(0.10%) C,J	1.20% C,J
JNL/DoubleLine® Total Return	0.50%	0.20% J	0.17% G,J	0.01%	0.88% J	(0.02%) C,J	0.86% C,J
JNL/PPM America Long Short Credit	0.95%	0.20% J	0.17% J	0.01%	1.33%	(0.25%) C	1.08% C,J
JNL/T. Rowe Price Capital Appreciation	0.70%	0.20% J	0.17% G,J	0.01%	1.08% J	(0.04%) C	1.04% C,J
JNL/The London Company Focused U.S. Equity	0.70%	0.20% J	0.17% G,J	0.01%	1.08% J	(0.01%) C	1.07% C,J

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Alt 65	0.14%	0.00%	0.05% E	1.23%	1.42%
JNL/AllianceBernstein Dynamic Asset Allocation	0.75%	0.20%	0.17% G	0.12%	1.24%
JNL/AQR Managed Futures Strategy	0.95%	0.20%	0.21% H	0.10%	1.46%
JNL/BlackRock Commodity Securities Strategy	0.62%	0.20%	0.15% G	0.00%	0.97%
JNL/BlackRock Global Allocation	0.72%	0.20%	0.15% G	0.00%	1.07%
JNL/Boston Partners Global Long Short Equity	1.20%	0.20%	0.86% G	0.01%	2.27%
JNL/Brookfield Global Infrastructure and MLP Fund	0.79%	0.20%	0.16% G	0.01%	1.16%
JNL/Eastspring Investments Asia ex-Japan	0.90%	0.20%	0.17% G	0.00%	1.27%
JNL/Eastspring Investments China-India	0.90%	0.20%	0.21% H	0.00%	1.31%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.16% G	0.01%	1.32%
JNL/Franklin Templeton Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/Harris Oakmark Global Equity Fund	0.85%	0.20%	0.15% G	0.00%	1.20%
JNL/Goldman Sachs U.S. Equity Flex	0.80%	0.20%	0.93% G	0.01%	1.94%
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%
JNL/Invesco International Growth	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/Ivy Asset Strategy	0.84% I	0.20%	0.15% G	0.00%	1.19%
JNL/JPMorgan MidCap Growth	0.64%	0.20%	0.10% F	0.00%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.39%	0.20%	0.10% F	0.01%	0.70%
JNL/Lazard Emerging Markets	0.87%	0.20%	0.15% G	0.00%	1.22%
JNL/Mellon Capital European 30	0.30%	0.20%	0.21% H	0.00%	0.71%
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.21% H	0.00%	0.72%
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.10% F	0.00%	0.55%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.10% F	0.01%	0.58%
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.18% G	0.00%	0.76%
JNL/Mellon Capital Utilities Sector	0.34%	0.20%	0.17% G	0.00%	0.71%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/MMRS Conservative	0.30%	0.00%	0.05% E	0.79%	1.14%
JNL/MMRS Growth	0.30%	0.00%	0.06% E	0.79%	1.15%
JNL/MMRS Moderate	0.30%	0.00%	0.05% E	0.80%	1.15%
JNL/Oppenheimer Emerging Markets Innovator	1.10%	0.20%	0.15% G	0.00%	1.45%
JNL/PIMCO Real Return	0.49%	0.20%	0.17% F	0.00%	0.86%
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.61%	0.20%	0.17% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.78%	1.95%
JNL/Scout Unconstrained Bond	0.65%	0.20%	0.15% G	0.03%	1.03%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/Westchester Capital Event Driven	1.10%	0.20%	0.15% G	0.00%	1.45%
JNL/WMC Balanced	0.43%	0.20%	0.11% F	0.01%	0.75%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P International 5 Fund	0.45%	0.20%	0.15% G	0.00%	0.80%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Total Yield	0.37%	0.20%	0.10% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.67%	0.72%
JNL Variable Fund LLC
JNL/Mellon Capital Nasdaq® 25	0.29%	0.20%	0.19% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.28%	0.20%	0.18% G	0.00%	0.66%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Communications Sector	0.31%	0.20%	0.17% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Healthcare Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL Investors Series Trust
JNL/PPM America Total Return Fund	0.50%	0.20%	0.11%	0.01%	0.82%
Jackson Variable Series Trust
JNAM Guidance – Conservative	0.15%	0.00%	0.07% E,J	1.09%	1.31% J
JNAM Guidance – Moderate	0.15%	0.00%	0.07% E,J	1.08%	1.30% J
JNAM Guidance – Moderate Growth	0.15%	0.00%	0.07% E,J	1.08%	1.30% J
JNAM Guidance – Growth	0.15%	0.00%	0.06% E,J	1.06%	1.27% J
JNAM Guidance – Maximum Growth	0.15%	0.00%	0.07% E,J	1.06%	1.28% J
JNAM Guidance – Equity Income	0.15%	0.00%	0.07% E,J	1.02%	1.24% J
JNAM Guidance – Alt 100	0.15%	0.00%	0.07% E,J	1.39%	1.61% J
JNAM Guidance – Equity 100	0.15%	0.00%	0.07% E,J	0.87%	1.09% J
JNAM Guidance – Fixed Income 100	0.15%	0.00%	0.07% E,J	0.82%	1.04% J
JNAM Guidance – Real Assets	0.15%	0.00%	0.07% E,J	1.10%	1.32% J
JNAM Guidance – Interest Rate Opportunities	0.15%	0.00%	0.07% E,J	1.25%	1.47% J
JNL/BlackRock Global Long Short Credit	0.95%	0.20% J	0.90% G,J	0.01%	2.06% J
JNL/DFA U.S. Micro Cap	0.80%	0.20% J	0.17% G,J	0.00%	1.17% J
JNL/Eaton Vance Global Macro Absolute Return Advantage	0.95%	0.20% J	0.34% G,J	0.02%	1.51% J
JNL/Epoch Global Shareholder Yield	0.70%	0.20% J	0.17% G,J	0.00%	1.07% J
JNL/FAMCO Flex Core Covered Call	0.60%	0.20% J	0.17% G,J	0.01%	0.98% J
JNL/Franklin Templeton Frontier Markets	1.40%	0.20% J	0.17% G,J	0.00%	1.77% J
JNL/Franklin Templeton Natural Resources	0.80%	0.20% J	0.16% G,J	0.01%	1.17% J
JNL/Lazard International Strategic Equity	0.80%	0.20% J	0.17% G,J	0.01%	1.18% J
JNL/Neuberger Berman Currency	0.70%	0.20% J	0.17% G,J	0.01%	1.08% J
JNL/Neuberger Berman Risk Balanced Commodity Strategy	0.60%	0.20% J	0.17% G,J	0.03%	1.00% J
JNL/Nicholas Convertible Arbitrage	0.85%	0.20% J	0.66% G,J	0.01%	1.72% J
JNL/PIMCO Credit Income	0.40%	0.20% J	0.17% G,J	0.00%	0.77% J
JNL/The Boston Company Equity Income	0.55%	0.20% J	0.17% G,J	0.00%	0.92% J
JNL/Van Eck International Gold	0.80%	0.20% J	0.17% G,J	0.00%	1.17% J
JNL/WCM Focused International Equity	0.80%	0.20% J	0.17% G,J	0.01%	1.18% J

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0. 50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds Growth Fund: Management Fee: 0.52%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.55%.

JNL/American Funds Global Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.35%.

B	Jackson National Asset Management, LLC ("JNAM") has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C	JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D	JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund's investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	"Other Expenses" include an Administrative Fee of 0.05% which is payable to JNAM.

F	"Other Expenses" include an Administrative Fee of 0.10% which is payable to JNAM.

G	"Other Expenses" include an Administrative Fee of 0.15% which is payable to JNAM.

H	"Other Expenses" include an Administrative Fee of 0.20% which is payable to JNAM.

I	Management Fees have been restated to reflect a change in the management fee rate effective September 15, 2014.

J	Administrative fees, Distribution and/or service (12b-1) fees, and/or contractual fee waivers have been restated to reflect changes in the fee rates effective April 27, 2015.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost of the optional Liquidity Option in years in which a Contract with the Liquidity Option would incur more costs than a Contract without the Liquidity Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,0 53	$1, 721	$2,3 55	$4, 4 21

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,0 53	$1,2 92	$2,1 70	$4, 4 21

*Please be aware that, although we show this cost for comparison purposes, you are not allowed to annuitize this Contract within 13 months of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$42 8	$1,2 92	$2,1 70	$4, 4 21

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. This information is not currently provided, but will be provided in the Statement of Additional Information when information for a full calendar year is available. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional benefit charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the values of the Accumulation Units.

The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 85.

Your Contract Value may be allocated to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us, and
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make Premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Please contact our Service Center for help and more information.

The Contracts are flexible Premium fixed and variable deferred annuities and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds ; and Jackson National Asset Management, LLC ("JNAM"), the investment adviser and administrator for  Jackson Variable Series Trust, JNL Series Trust ,  JNL Variable Fund LLC , and JNL Investors Series Trust . JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Service Center for more information.

THE FIXED ACCOUNT

Contract Value allocated to the Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Service Center.

The Fixed Account Options are not available on Contracts with the optional Liquidity Option.

Fixed Account Options.  Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select, subject to availability (currently, five and seven year periods are available, but we also may make available one and three year periods), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. We reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option except as described herein under "End of Fixed Account Option Periods"; and election of any option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable state non-forfeiture law. In addition, we establish a declared rate of interest ("base interest rate") at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson of NY declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract's initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract's Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate, defined below. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Service Center.

Interest Rate Adjustment. An Interest Rate Adjustment may apply to amounts withdrawn, or transferred from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal or transfer. As discussed above under 'Rates of Interest we Credit,' the 'base interest rate' is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the 'current new business interest rate,' which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment. The 'current new business interest rate' is .25% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Interest Rate Adjustment will (a) increase the amount withdrawn, or transferred, when the current new business interest rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, or transferred, when the current new business interest rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no Interest Rate Adjustment if these rates are the same. Any adjustment resulting from the Interest Rate Adjustment is applied to the amount that is being withdrawn, or transferred, from the Fixed Account Option. However, an Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%. This limitation avoids decreases in the amount withdrawn, or transferred, in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .25% that (as described above) is added when determining the current new business interest rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; annuitizations; amounts withdrawn on the Latest Income Date (the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law, or regulation); amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, or transfer from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law. The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Interest Rate Adjustment, if otherwise applicable. (There is no Interest Rate Adjustment on amounts taken from the one-year Fixed Account Option at any time.) If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the shortest period that is then available. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest available Fixed Account Option that does not extend beyond the Income Date; or (if no such period is available) we will credit interest at the current interest rate under the shortest available Fixed Account Option up to the Income Date.

Additional Information Concerning the One-Year Fixed Account Option. The one-year Fixed Account Option is not currently available. If we make it available in the future, the following provisions will apply. Transfer restrictions may be imposed limiting your ability to make transfers out of this option for at least three years, as further described below.

If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under "Transfers and Frequent Transfer Restrictions" later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to "Transfers and Frequent Transfer Restrictions" beginning on page 33 for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Please note, the interest rate that is in effect when these restrictions are imposed will only apply for the remainder of the one–year Fixed Account Option period, and the interest rates credited thereafter for the remainder of the period the restrictions are in effect may be lower or higher. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. The DCA+ Fixed Account Option is not available if you select the Liquidity Option. We provide more information about Dollar Cost Averaging, including DCA+, under "Other Information" later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term "Commodity Pool Operator" under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions and Fixed Account Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest may be known as a "Fund of Funds" or as Funds investing in other "Underlying Funds" or investing in ETFs. Funds offered in a multi-tiered structure may have higher expenses than direct investments in the Underlying Funds or ETFs. You should read the prospectus for the JNL Series Trust and Jackson Variable Series Trust for more information

JNL Alt 65 Fund
JNL/Mellon Capital Index 5 Fund
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNAM Guidance – Interest Rate Opportunities Fund
JNAM Guidance – Equity Income Fund
JNAM Guidance – Conservative Fund
JNAM Guidance – Moderate Fund
JNAM Guidance – Growth Fund
JNAM Guidance – Moderate Growth Fund
JNAM Guidance – Maximum Growth Fund
JNAM Guidance – Alt 100 Fund
JNAM Guidance – Equity 100 Fund
JNAM Guidance – Fixed Income 100 Fund
JNAM Guidance – Real Assets Fund
JNL Tactical ETF Conservative Fund
JNL Tactical ETF Moderate Fund
JNL Tactical ETF Growth Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation ("Feeder Fund") following the name of the Fund. For more information about a Feeder Fund, you should read the prospectus for the applicable Fund.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Growth-Income Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM ("Master Fund"). The Master Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ("Master Fund"). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL Alt 65 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds ("Underlying Funds") that invest primarily in equity and fixed income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Multi-Manager Alternative Fund
Jackson National Asset Management, LLC (and Babson Capital Management, LLC, BlueBay Asset Management LLP (and sub-sub-adviser, BlueBay Asset Management USA LLC), First Pacific Advisors, Inc., Lazard Asset Management, LLC, Visium Asset Management, LP and Western Asset Management Company)
Seeks long term growth of capital by allocating among a variety of alternative strategies managed by unaffiliated investment managers who may implement the following principal investment strategies: equity long/short strategies, event driven and merger arbitrage strategies, relative value strategies and global macro strategies.

JNL/AllianceBernstein Dynamic Asset Allocation Fund
Jackson National Asset Management, LLC (and AllianceBernstein L.P.)
Seeks to maximize total return consistent with the determination of reasonable risk and subject to the assets strategy's asset class. The Fund invests in a globally diversified portfolio of equity and debt securities including exchange-traded funds, and other financial instruments, and expects to enter into derivatives transactions. The Fund's neutral weighting, from which it will make its tactical asset allocations, is 70% equity exposure and 30% debt exposure.

JNL/AQR Managed Futures Strategy Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Commodity Securities Strategy Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC and BlackRock International Limited )
Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.
Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50%-75% of its assets in the "Natural Resources Strategy," and 25%-50% of its assets in the "Commodity Strategy." The "Natural Resources Strategy" will focus on companies active in the extraction, production, and processing of commodities and raw materials. The "Commodity Strategy" will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments, of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Robeco Investment Management, Inc.
Seeks long-term growth of capital by investing in stocks identified by the Sub-Adviser as undervalued and takes short positions in stocks that the Sub-Adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund's allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. The range by which the Fund's percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the Sub-Adviser determines to be appropriate.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)
Seeks long-term total return by investing under normal circumstances at least 80% of its assets in equity and equity-related securities of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region. Consistent with the Fund's objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)
Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India. Consistent with the Fund's objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in investments of small-capitalization companies with market capitalizations (the total market value of a company's outstanding stock) under $3.5 billion at the time of purchase. The Fund invests primarily in common stocks. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aim to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index. In seeking to outperform its benchmark index, the Fund will hold long securities that the Sub-Advisor believes are more likely to outperform the index, and will take short positions in securities the Sub-Advisor believes will underperform the index.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)
Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies. The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund's investments.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:
➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital International Index Fund; and
➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index ("Index"), including depositary receipts representing securities of the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Russell 2000® Index. The Fund invests in equity securities of small- to mid-size domestic companies. Under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Morgan Stanley Capital International ("MSCI") Europe Australia Far East ("EAFE") Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

JNL/MMRS Conservative Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 50% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and up to 50% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/MMRS Growth Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 10% to 90% of its assets in Underlying Funds that invest primarily in fixed income securities and 10% to 90% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/MMRS Moderate Fund
Jackson National Asset Management, LLC (and Milliman Financial Risk Management LLC)
Seeks growth of capital while also seeking to manage volatility and provide downside protection by investment in other funds. The Fund invests in Class A shares of a diversified group of Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and Jackson Variable Series Trust. Under normal circumstances the Fund allocates approximately 25% to 100% of its assets in Underlying Funds that invest primarily in fixed income securities and up to 75% of its assets in Underlying Funds that invest primarily in equity securities.

JNL/Oppenheimer Emerging Markets Innovator Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing in equity securities of issuers in emerging markets and developing markets through the world. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of issuers that are economically ties to an emerging market country.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing under normal circumstances at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index ("Index") under normal market conditions at the time of the initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)
Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Scout Unconstrained Bond Fund
Jackson National Asset Management, LLC (and Scout Investments, Inc.)
Seeks to maximize total return consistent with the preservation of capital. The Fund invests at least 80% of its assets, determined at the time of purchase, in fixed income instruments. In certain market conditions, the Fund may pursue its investment objective by investing a significant portion of its assets in cash or short-term debt obligations.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies. The Sub-Adviser seeks investments in companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations . In selecting companies, Standard & Poor's Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor's Investment Advisory Services LLC. The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500, with approximately equal exposure to each sector.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:
➢	S&P Asia Pac Ex Japan Strategy
➢	S&P Canada Strategy
➢	S&P Europe Strategy
➢	S&P Japan Strategy
➢	S&P Middle East Strategy

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)
Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the Sub-Adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement .

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. The Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;
➢	MID Intrinsic Value Strategy; and
➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:
➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

Jackson Variable Series Trust (formerly, Curian Variable Series Trust)

JNAM Guidance – Interest Rate Opportunities Fund (formerly, Curian Guidance - Interest Rate Opportunities Fund)
Jackson National Asset Management, LLC
Seeks total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the "Underlying Funds"). The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance –Equity Income Fund  (formerly, Curian Guidance –Equity Income Fund)
Jackson National Asset Management, LLC
Seeks a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the "Underlying Funds"). The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities of issuers in the U.S. and foreign countries, including emerging markets that pay a dividend.

JNAM Guidance – Conservative Fund  (formerly, Curian Guidance – Conservative Fund)
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the "Underlying Funds"). The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance – Moderate Fund (formerly, Curian Guidance – Moderate Fund)
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the "Underlying Funds"). The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNAM Guidance - Growth Fund (formerly, Curian Guidance - Growth Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the "Underlying Funds").

JNAM Guidance – Moderate Growth Fund  (formerly, Curian Guidance – Moderate Growth Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital by investing in other funds (the "Underlying Funds") that offer a broad array of stock, bond, and other asset classes and strategies.

JNAM Guidance – Maximum Growth Fund (formerly, Curian Guidance – Maximum Growth Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the "Underlying Funds").

JNAM Guidance – Alt 100 Fund (formerly, Curian Guidance – Alt 100 Moderate Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital through investment in other funds (the "Underlying Funds"). Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

JNAM Guidance – Equity 100 Fund (formerly, Curian Guidance – Equity 100 Fund)
Jackson National Asset Management, LLC

Seeks long-term growth of capital through investment in other funds (the "Underlying Funds") with an equity orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets. The Fund allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.

JNAM Guidance – Fixed Income 100 Fund (formerly, Curian Guidance - Fixed Income 100 Fund)
Jackson National Asset Management, LLC

Seeks income and total return through investment in other funds (the "Underlying Funds") with a fixed income orientation.
The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets. The Fund allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.

JNAM Guidance – Real Assets Fund (formerly, Curian Guidance - Real Assets Fund)
Jackson National Asset Management, LLC
Seeks long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the "Underlying Funds"). The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors. The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities of issuers in the U.S. and foreign countries, including emerging and currencies.

JNL Tactical ETF Conservative Fund (formerly, Curian Tactical Advantage 35 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs"). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.

JNL Tactical ETF Moderate Fund (formerly, Curian Tactical Advantage 60 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds ("Underlying ETFs"). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.

JNL Tactical ETF Growth Fund (formerly, Curian Tactical Advantage 75 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds ("Underlying ETFs"). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.

JNL /American Funds® Global Growth Fund ("Feeder Fund") (formerly, Curian/American Funds® Global Growth Fund)
Jackson National Asset Management, LLC , investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the "Master Fund"). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.

JNL /American Funds® Growth Fund ("Feeder Fund") (formerly, Curian/American Funds® Growth Fund)
Jackson National Asset Management, LLC , investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the "Master Fund"). The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

JNL /AQR Risk Parity Fund (formerly, Curian/AQR Risk Parity Fund)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks total return (consisting of capital appreciation and income) by allocating assets among major asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).

JNL /BlackRock Global Long Short Credit Fund (formerly, Curian/BlackRock Global Long Short Credit Fund)
Jackson National Asset Management, LLC (and BlackRock Financial Management, Inc. and BlackRock International Limited and BlackRock (Singapore) Limited)
Seeks absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.
Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

JNL /DFA U.S. Micro Cap Fund (formerly, Curian/DFA U.S. Micro Cap Fund)
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.

JNL /DoubleLine ® Total Return Fund (formerly, Curian/DoubleLine Total Return Fund)
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

JNL /Eaton Vance Global Macro Absolute Return Advantage Fund (formerly, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund)
Jackson National Asset Management, LLC (and Eaton Vance Management)
Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies.

JNL /Epoch Global Shareholder Yield Fund (formerly, Curian/Epoch Global Shareholder Yield Fund)
Jackson National Asset Management, LLC (and Epoch Investment Partners, Inc.)

Seeks to provide a high level of income. Capital appreciation is a secondary objective. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

JNL /FAMCO Flex Core Covered Call Fund  (formerly, Curian/FAMCO Flex Core Covered Call Fund)
Jackson National Asset Management, LLC (and Fiduciary Asset Management LLC)

Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's total assets. Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts ("ADRs")), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL /Franklin Templeton Frontier Markets Fund (formerly, Curian/Franklin Templeton Frontier Markets Fund)
Jackson National Asset Management, LLC (and Templeton Asset Management Ltd.)

Seeks long-term capital appreciation by investing at least 80% of its net assets in securities of companies located in "frontier market countries."

JNL /Franklin Templeton Natural Resources Fund (formerly, Curian/Franklin Templeton Natural Resources Fund)
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks high total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector. The Fund invests predominantly in equity securities, primarily common stock.

JNL /Lazard International Strategic Equity Fund (formerly, Curian/Lazard International Strategic Equity Fund)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index that Lazard Asset Management LLC, the Fund's sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL /Neuberger Berman Currency Fund (formerly, Curian/Neuberger Berman Currency Fund)
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks absolute return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.

JNL /Neuberger Berman Risk Balanced Commodity Strategy Fund (formerly, Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund)
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks total returnby investing under normal circumstances in commodity-linked derivative instruments and fixed-income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals. The Fund seeks to gain exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments.

JNL /Nicholas Convertible Arbitrage Fund (formerly, Curian/Nicholas Convertible Arbitrage Fund)
Jackson National Asset Management, LLC (and Nicholas Investment Partners, L.P.)

Seeks absolute return by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.

JNL /PIMCO Credit Income Fund (formerly, Curian/PIMCO Credit Income Fund)
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/PPM America Long Short Credit Fund (formerly, Curian Long Short Credit Fund)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

JNL /T. Rowe Price Capital Appreciation Fund (formerly, Curian/T. Rowe Price Capital Appreciation Fund)
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund's objective. The Fund may invest up to 25% of its total assets in foreign securities.

JNL /The Boston Company Equity Income Fund  (formerly, Curian/The Boston Company Equity Income Fund)
Jackson National Asset Management, LLC (and The Boston Company Asset Management LLC)

Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/The London Company Focused U.S. Equity Fund (formerly, Curian Focused U.S. Equity Fund)
Jackson National Asset Management, LLC (and The London Company of Virginia, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks of companies located in the United States . The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

JNL /Van Eck International Gold Fund (formerly, Curian/Van Eck International Gold Fund)
Jackson National Asset Management, LLC (and Van Eck Associates Corporation)

Seeks long-term capital appreciation. The Fund may take current income into consideration when choosing investments. Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.

JNL/WCM Focused International Equity Fund (formerly, Curian Focused International Equity Fund)
Jackson National Asset Management, LLC (and WCM Investment Management)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

JNL Investors Series Trust

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fun invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation. The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust, JNL Variable Fund LLC , the JNL Investors Series Trust and Jackson Variable Series Trust carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust, JNL Variable Fund LLC, the JNL Investors Series Trust and Jackson Variable Series Trust are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY Contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or by visiting www.jackson.com.

Voting Privileges.  To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution.  We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. These charges may be a lesser amount where required by state law or as described below, but will not be increased. Charges for an optional benefit are deducted only if you elect the optional benefit. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 0.85% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase; and
●	to waive the withdrawal charge in the event of the Owner's death.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.
If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge.  During the accumulation phase, we deduct a $30 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions and the Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law. Transfers made in connection with Investment Divisions under the Guidance Model Portfolios are treated the same as other transfers with respect to the charges and waivers described above. For information on the Dollar Cost Averaging, Earnings Sweep and Rebalancing programs please see the applicable section under "OTHER INFORMATION" beginning on page 43.

Withdrawal Charge (not applicable for Contracts with the Liquidity Option).  At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least five years without being withdrawn), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your Remaining Premiums allocated to those accounts)
●
during each Contract Year 10% of Premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, or be reduced by an Interest Rate Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
●	withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire withdrawal will be subject to the withdrawal charge), or

●	amounts withdrawn in a total withdrawal.

The amount of the withdrawal charge deducted varies according to the following schedule and is based on Completed Years following each Premium:

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5+

	6.5%	6.0%	5.0%	4.0%	3.0%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract's income phase ;
●	death benefits; or
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire withdrawal will be subject to the withdrawal charge).

We may reduce or waive the withdrawal charge when the Contract is purchased by employees, agents and financial representatives of the Company or its affiliates. These transactions will be conducted in a non-discriminatory manner and under circumstances that reduce our sales expenses.

Liquidity Option Charge. If you select the Liquidity Option, which provides for no withdrawal charges, you will pay 0.25% on an annual basis of the average daily Contract Value in the Investment Divisions regardless of whether you take any withdrawals. Charges are deducted daily as part of the calculation of the value of the Accumulation Units. We stop deducting this charge on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectus for the JNL Series Trust, JNL Variable Fund LLC , the JNL Investors Series Trust and Jackson Variable Series Trust. For more information, please see the "Total Annual Fund Operating Expenses" table beginning on page 5.

Premium Taxes.  Your state charges Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a Premium payment, but we are not required to pay Premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD" or "Distributor"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson®"), Jackson of NY's parent. JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). JNLD is not a member of the Securities Investor Protection Corporation ("SIPC"). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson of NY. The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 6% of any Premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD and/or Jackson of NY or our affiliates may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, products offered, the level and type of marketing and distribution support provided, assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD and/or Jackson of NY or our affiliates are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings), sponsorships and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client events, speaker fees , business development and educational enhancement items, and other support services, including payments to third party vendors for such items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment. Individual registered representatives may receive differing levels of sales and service support. Some support services may benefit the prospective or current contract owner.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of overrides and/or marketing support payments in 2014 from the Distributor and/or Jackson of NY in relation to the sale of our variable insurance products:

Cetera Advisor Networks LLC
Commonwealth Financial Network
First Allied Securities Inc.
ING /Voya Financial Advisers Inc.
INVEST Financial Corporation
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
Metlife Securities , Inc.
MML Investors Services , LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation
Raymond James & Associates Inc.
Securities America , Inc.
Signator Investors, Inc .
SII Investments Inc.
Transamerica Financial Advisors Inc .
UBS Financial Services , Inc.
Wells Fargo Advisors LLC
Wood bury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of overrides and/or marketing support payments in 2014 from the Distributor and/or Jackson of NY in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed. Such broker-dealers may receive substantial compensation on a forward going basis.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson National Life Insurance Company, its parent. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$25,000 under most circumstances
●	$25,000 for a qualified plan Contract

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan
●	$50 for an automatic payment plan
●	You can pay additional Premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum aggregate Premiums you may make without our prior approval is $2.5 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account, if available. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

Y ou may not allocate your Contract Values among more than 99 Investment Divisions and Fixed Account Options at any one time.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program.  If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the available Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

The Capital Protection Program is not available on Contracts with the Liquidity Option.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven -year guaranteed period was 3% per year. We would allocate $8,131 to that Guarantee Period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

S horter Guarantee Periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the Guarantee Period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the Guarantee Period of this duration.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has different values of Accumulation Units than a Contract with the Liquidity Option, based on the differing amount of charges applied in calculating the values of Accumulation Units.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the respective charges under your Contract.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract Values. However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency. Please check with your representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract Year:
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out ("STO") on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the JNL/WMC Money Market Investment Division and the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet if you elect to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your representative unless you notify us to the contrary. To notify us, please call us at the Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

You may elect to make partial withdrawals by telephone, provided that we have received your prior written authorization to take instructions over the telephone. The amount of the withdrawal requested cannot exceed 80% of the Contract Value, up to a gross maximum withdrawal of $50,000. Telephone withdrawal requests may only be made by the Owner(s). Additional limitations may apply.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's value of an Accumulation Unit for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 28. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing but, under certain circumstances, partial withdrawals by telephone are permitted. For more information, please see "Telephone and Internet Transactions" above. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account Options based on the proportion their respective values bear to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 40.

Liquidity Option. If you elect the Liquidity Option, you will not pay a withdrawal charge when you make a partial or full withdrawal. This option must be selected at issue. This option removes the five year withdrawal charge schedule that would otherwise apply. You will pay a charge of 0.25% on an annual basis of the average net asset value of your allocations to the Investment Divisions for this option. The decision to elect the Liquidity Option should consider whether you anticipate taking or needing to take a large withdrawal that would otherwise be subject to charges under the five year withdrawal charge schedule imposed on each Premium payment. The charge for the Liquidity Option applies until the date you annuitize whether or not you take any withdrawals.

Systematic Withdrawal Program.  You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers.  We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option, but the Income Date must be at least 13 months after the Contract's Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Contract Value allocated to the fixed and variable options on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable, the current rates will be used.

Variable Income Payments.  If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable Premium taxes, or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed net investment rate of 1.0% for all options and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed net investment rate, then your income payments will increase; if that performance is less than the assumed net investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. If the Annuitant dies after the Income Date but prior to the first income payment being paid, the amount applied to this income option will be paid to the Owner or the Owner's Beneficiaries.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor. If both Annuitants die after the Income Date but prior to the first payment being paid, the amount applied to this income option will be paid to the Owner or the Owner's Beneficiaries.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, which is payable during the accumulation phase. The death benefit equals your Contract Value on the date we receive all required documentation from your Beneficiary.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law.

If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive the death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

Payout Options. The death benefit can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death; or

●
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary's life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary's death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Spousal Continuation Option" below.

Pre-Selected Payout Options.  As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no death benefit will be paid at that time. See your financial advisor for information regarding the availability of the Spousal Continuation Option.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date.  If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant.  If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company's non-qualified annuity contract or tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract ("Stretch Contract") from us. The beneficiary of the prior contract or plan ("Beneficial Owner") must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent's death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent's death as defined by the Internal Revenue Code and implementing regulations. (See "Non-Qualified Contracts – Required Distributions" on page 41.) Upon the Beneficial Owner's death, under a tax-qualified Stretch Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Upon the Beneficial Owner's death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract terminates upon the Beneficial Owner's death, and we will pay the Contract Value to the Beneficial Owner's beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts.  If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract. Some broker-dealers only offer the Contracts as non-qualified contracts.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges.  Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial surrenders may be treated as a tax-free "partial 1035 exchange" (please see the Statement of Additional Information for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities.  The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs.  Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees.  Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment.  An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification.  The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 107 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging.  If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a "Designated Option") from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions (each a "Source Option"). Investment Divisions under a Guidance Model Portfolio also are available as Designated Options and Source Options. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under "Transfers and Frequent Transfer Restrictions," then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. DCA+ is subject to current availability. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

The DCA+ is not available on Contracts with the Liquidity Option.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under "Transfers and Frequent Transfer Restrictions," then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson of NY representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to have your earnings transferred automatically on a monthly basis from the one-year Fixed Account Option, if currently available, and the JNL/WMC Money Market Investment Division into other Investment Divisions and Fixed Account Options. Earnings Sweep may only be added within 30 days of the Issue Date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Guidance Model Portfolios. The Elite Access Guidance Model Portfolios may be offered to you through your representative at no additional cost to assist in diversifying your investment across various asset classes of the available Investment Divisions (the "Guidance Model Portfolios" or "Models"). The Guidance Model Portfolios allow you to choose from ten Models designed to assist in meeting your stated investment goals. Each Guidance Model Portfolio is comprised of a carefully selected combination of Investment Divisions representing various asset classes. The Models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your representative for more information about investment based on the Guidance Model Portfolios.

Electing a Guidance Model Portfolio

Your representative is available to assist you in electing a Guidance Model Portfolio when you purchase your variable annuity or if after Contract issue. You should determine, with the assistance of your representative, as needed, which Model is most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Model by notifying your representative who will advise you on how to execute your decision.

You may also choose to invest gradually into a Guidance Model Portfolio through the Dollar Cost Averaging (DCA) program. Please see "Dollar Cost Averaging" above.

You may invest in more than one Guidance Model Portfolio at a time and also invest in other Investment Divisions that are not part of the Guidance Model Portfolios. If you split your investment in one or more Guidance Model Portfolios, your investment may no longer be consistent with the Guidance Model Portfolio's intended objectives. Additionally, if you invest in any Investment Divisions in addition to investing in a Guidance Model Portfolio, such an investment may not be or remain consistent with the Guidance Model Portfolio's intended objectives you selected. Therefore, if you invest in a Guidance Model Portfolio, you should speak with your representative before investing in other Investment Divisions that are not part of the Guidance Model Portfolios.

You may request withdrawals, as permitted by your Contract, which will be taken proportionately from each of the allocations in the selected Guidance Model Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Investment Divisions in the Guidance Model Portfolio, your investment may no longer be consistent with the Guidance Model Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge and the usual tax consequences apply.

As further discussed with your representative, you can transfer 100% of your investment from each Guidance Model Portfolio to other Guidance Model Portfolios at any time; you will be transferred into the then current Models available. As a result of your transfer, you will need to update your allocation instructions on file with respect to subsequent Purchase Payments and, if applicable, DCA allocation instructions and Rebalancing instructions, if you want to reflect your new Model selection. Transfers where allocation and balancing instructions are not applicable, such as transfers of partial investments in a Model or transfers to multiple Models will require more detailed accompanying new instructions. Transfers in excess of 15 in a Contract Year may be subject to a charge (see "Transfer Charge" on page 28).

New Guidance Model Portfolios may be configured from time to time. The existing Models will remain unchanged. Thus, once you invest in a Model, the percentages of your Contract Value allocated to each Investment Division within the selected Model will not be changed by us. Any subsequent Purchase Payments will be invested in the same Guidance Model Portfolio as your existing Model and will not be invested in the then current Guidance Model Portfolios allocations, unless we receive specific written instructions to change to a new Guidance Model Portfolio. Your representative can provide you with information regarding the availability and nature of any new Guidance Model Portfolios and your selection of ones that meet your needs and goals. You should speak with your representative about how to keep the Investment Division allocations in your Guidance Model Portfolio in line with your investment goals over time.

Please see "Dollar Cost Averaging" above and "Rebalancing" below.

A subsequent Purchase Payment will be invested in the same Guidance Model Portfolio as your current investment unless we receive different instructions from you. You should consult with your representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Rebalancing program instructions on file when you make a subsequent Purchase Payment. Consideration of your investment time horizon and other of your investment goals may be relevant to the selection of any or certain Portfolio Guidance Portfolios if you have elected the Liquidity Option.

You can elect to have your investment in the Guidance Model Portfolios rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Investment Divisions of the Model you selected. Over time, the Guidance Model Portfolio you select may no longer align with its original investment objective due to the effects of Investment Division performance and changes in the Investment Division's investment objectives. Therefore, if you do not elect to have your investment in the Guidance Model Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Guidance Model Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your representative about how to keep your Guidance Model Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying Funds invested in by the Investment Divisions in the Models may mean that, over time, the Models no longer are consistent with their original investment goals.

Important Information about the Guidance Model Portfolios

The Guidance Model Portfolios are not intended as investment advice about investing in the Investment Divisions, and we do not provide investment advice regarding whether a Guidance Model Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Guidance Model Portfolio. The Guidance Model Portfolios do not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Guidance Model Portfolios may have been built. Also, allocation to a single asset class may outperform a Model, so that you could have better investment returns investing in a single asset class than in a Guidance Model Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Investment Division chosen for a particular Guidance Model Portfolio will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Guidance Model Portfolios represent suggested allocations that are provided to you as general guidance through your representative. You should work with your representative in determining if one of the Guidance Model Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Guidance Model Portfolios can be obtained from your representative.

We reserve the right to change the Investment Divisions and/or allocations to certain Investment Divisions in each Model to the extent that Investment Divisions or the Funds in which they invest are liquidated, substituted, merged or otherwise reorganized.

We reserve the right to modify, suspend or terminate the Guidance Model Portfolios at any time.

Rebalancing.  You can arrange to have us automatically reallocate your Contract Value among Investment Divisions (including Investment Divisions under Guidance Model Portfolios) and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under "Transfers and Frequent Transfer Restrictions" or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson of NY representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. Upon receipt of your Contract, we will refund the full Premium allocated to the Fixed Accounts less any withdrawals from the Fixed Accounts including any fees or other charges, plus Contract Value in the Investment Divisions.

We will determine the Contract Value in the Investment Divisions as of the date the Contract is mailed to the Company or the date you return it to the selling agent. We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Advertising.  From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges.

Modification of Your Contract.  Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY's ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC's ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:

Jackson of NY®
PO Box 30313
Lansing, MI 48909-7813
You can also request a copy of any of the following SAIs by calling our Jackson of NY Service Center at 1-800-599-5651.

Please send me a copy of the current SAI for (check all that apply):
❒ Elite Access® Brokerage Edition Fixed and Variable Annuity (JMV12791)
❒ JNL® Series Trust (V3180)
❒ JNL Variable Fund LLC (V3670)
❒ Jackson Variable Series Trust (CMV8711)
❒ JNL Investors Series Trust (V6043)
❒ American Funds Insurance Series (CMX5460)
Please Print:
Name:
Address:
City: __________________ State: ___________ Zip Code:
Date: _______/_______/_______ Signed:

APPENDIX A
TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL®," "Jackson National®," "Jackson®"," "Jackson of NY®" and "Jackson National Life Insurance Company of New York®" are trademarks of Jackson National Life Insurance Company®.

The "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "Dow Jones Industrial Average," and "Dow Jones Brookfield Global Infrastructure Index," "STANDARD & POOR'S®," "S&P®," "S&P 500®," "S&P MIDCAP 400 Index®," "STANDARD & POOR'S MIDCAP 400 Index®," "S&P SmallCap 600 Index®" and "STANDARD & POOR'S 500®" (collectively, the "Indices") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company ("Jackson"). "Dow Jones®", "Dow Jones Industrial Average", "DJIA®", and "The Dow®" are service and/or trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® ("Jackson").

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, "Brookfield") and has been licensed for use. Standard & Poor's®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor's Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not:
•	Sponsor, endorse, sell or promote the Products.
•	Recommend that any person invest in the Products.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.
•	Have any responsibility or liability for the administration, management or marketing of the Products.
•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;

•  Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor's Financial Services LLC. S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL/S&P 4 Fund, and JNL /S&P Mid 3 Fund.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager," as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor's Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P, S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P's credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions. S&P credit ratings should not be relied on when making any investment or other business decision. S&P's opinions and analyses do not address the suitability of any security. S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

"The Nasdaq-100®," "Nasdaq-100 Index®," "Nasdaq Stock Market®" and "Nasdaq®" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq® 25 Fund . The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, T HE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 201 4 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Beaconsfield Financial Services	CCO Investment Services Corp	Crown Capital Securities LP
Adirondack Trading Group, LLC	Benchmark Investments, Inc.	Centaurus Financial Inc.	CUNA Brokerage Services, Inc.
Advisory Group Equity Services, Ltd.	Beneficial Investment Services	Centennial Securities Co., Inc.	CUSO Financial Services Inc.
Aegis Capital Corp	Benjamin F Edwards & Co	Center Street Securities, Inc.	Cutter and Company
Allegheny Investments, Ltd.	Berthel Fisher & Co. Financial Services	Century Securities & Associates, Inc.	D.A. Davidson & Co.
Allegiance Capital, LLC	BestVest Investments, Ltd.	Ceros Financial Services INC	Dalton Strategic Investment Services, Inc.
Allegis Investment Services	BFT Financial Group, LLC	Cetera	Davenport & Company LLC
Allen & Company of Florida, Inc.	Blakeslee & Blakeslee, Inc.	Cetera Advisor Networks LLC	David A. Noyes & Company
Allen, Mooney & Barnes Brokerage	BMO Harris Financial Advisors, Inc.	Cetera Advisors LLC	Davinci Capital Management Inc.
Services, LLC	Bolton Global Capital	Cetera Financial Specialists, LLC	Dempsey Lord Smith LLC
American Capital Partners, LLC	BOSC, Inc.	Cetera Investment Services LLC	Despain Financial Corporation
American Equity Investment Corp	Brighton Securities	CFD Investments, Inc.	Deutsche Bank Securities, Inc.
American Independent Securities Group, LLC	Broker Dealer Financial Services Corporation	CFS Investments, Inc.	DFPG Investments
American Investors Company	Brokers International Financial Services, LLC	Chelsea Financial Services	Dime Investment Services
American Portfolios Financial Services, Inc.	Brooklight Place Securities	Citigroup Global Markets Inc.	Dominion Investor Services
Ameriprise Advisor Services Inc.	Bruce A. Lefavi Securities, Inc.	Client One Securities, LLC	Double Eagle Securities of America Inc.
Ameriprise Financial Services Inc.	Buckman, Buckman & Reid, Inc.	Coastal Equities, Inc.	Duncan Williams, Inc.
Ameritas Investment Corporation	Bueter & Company, Inc.	Commonwealth Financial Network	Eagle Equities, Inc.
Arete Wealth Management	Cabot Lodge Securities LLC	Community America Financial	Economy Securities Incorporated
Arque Capital, Ltd	Cadaret, Grant & Co Inc.	Solutions LLC	EDI Financial Inc.
Arvest Asset Management	Calton & Associates, Inc.	Compass Bancshares Ins Inc.	Edward Jones & Company
Associated Investment Services	Cambridge Investment Research, Inc.	Comprehensive Asset Management and	Edwin C. Blitz Investments
AURORA CAPITAL LLC	Cantella & Co, Inc.	Servicing, Inc.	Equity Services Inc.
Ausdal Financial Partners, Inc.	Cape Securities Inc.	Concorde Investment Services, LLC	Essex National Securities Inc.
Avalon Investment & Securities Group Inc.	Capital City Securities, LLC	Conover Securities Corporation	Fairport Capital, Inc.
AXA Advisors, LLC	Capital Financial Services	Coordinated Capital Securities, Inc.	FCG Advisors, LLC
B.C. Ziegler & Company	Capital Guardian, LLC	Core Capital Investments	Fenwick Securities, Inc.
BancWest Investment Services, Inc.	Capital Investment Group, Inc.	CoreCap Investments Inc.	Fifth Third Securities
Bankers & Investors Company	Capital One Investment Services, LLC	Correll Co. Investment Services	Financial Planning Consultants
Bannon, Ohanesian & Lecours, Inc.	Capital Synergy Partners, Inc.	Corporation	Financial Telesis Inc.
BB&T Investment Services Inc.	Capitol Securities Management, Inc.	Country Capital Management Co.	Financial West Investment Group
BB&T Securities, LLC	Cary Street Partners LLC	Country Club Financial Services Inc.	Fintegra Financial Solutions
BBVA Compass Investment Solutions Inc.	CBIZ Financial Solutions, Inc.	Cresap, Inc.	First Allied Securities, Inc
BCG Securities, Inc.	CCF Investments, Inc.	CREWS & ASSOCIATES Inc.	First American Securities

First Brokerage America LLC	Gradient Securities, LLC	Investment Professionals Inc.	Madison Avenue Securities, Inc.
First Citizens Financial Plus Inc.	Great Nation Investment Corporation	Investors Capital Corporation	McLaughlin Ryder Investments, Inc.
First Citizens Investor Services	Gregory Group	Investors Insurance Services	McNally Financial Services Corp
First Citizens Securities Corp.	GWN Securities Inc.	J P Turner & Co. LLC	Mercap Securities LLC
First Financial Equity Corporation	H Beck Inc.	J.W. Cole Financial Inc.	Mercer Allied Company, LP
First Heartland Capital, Inc.	H.D. Vest Investment Securities, Inc.	James T Borello & Co	Merrill Lynch
First Independent Financial Services	Halliday Financial	Janney, Montgomery Scott, LLC	Metlife Securities, Inc.
First Kentucky Securities Corporation	Hancock Investment Services LLC	JHS Capital Advisors Inc.	Michigan Securities, Inc.
First Midwest Securities	Hantz Financial Services	JJB Hilliard WL Lyons LLC	Mid Atlantic Capital Corporation
First National Capital Markets	Harbor Financial Services, LLC	John Hancock	Midamerica Financial Services Inc.
First Republic Securities Co.	Harbour Investments, Inc.	JP Morgan Securities	Mid-Atlantic Securities Inc.
First Tennessee Brokerage, Inc.	HARGER & COMPANY	JRL Capital Corporation	Minnesota – Deal Direct
First Western Securities, Inc.	Harger and Company, Inc.	Kalos Capital, Inc.	Mischler Financial Group, Inc.
FirstMerit Financial Services, Inc.	Harris Bancorp Insurance Services, Inc.	KCD Financial, Inc.	MML Investors Services, LLC
Focus Insurance Agency Inc.	Harvest Capital, LLC	Keppler Associates Inc.	Moloney Securities Co., Inc.
Foothill Securities, Inc.	Hazard & Siegel, Inc.	Key Investment Services	Money Concepts Capital Corp
Foresters Equity Services Inc.	HBW Securities, LLC	Keystone Capital Corporation	Money Concepts International
Fortune Financial Services, Inc.	Hefren-Tillotson, Inc.	KMS Financial Services Inc	Moors & Cabot, Inc.
Founders Financial Securities, LLC	Hornor, Townsend & Kent Inc.	Kovack Securities, Inc.	Morgan Stanley Smith Barney LLC
Fourth Street Financial Group, Inc.	HSBC Securities	L.M. Kohn & Company, Inc.	Morris Group, Inc.
FP Transitions LLC	Huntleigh Securities Corporation	Larson Financial	Moss Adams Securities & Insurance LLC
Frankenmuth Credit Union	IBC Investments	Lasalle St. Securities, LLC	Mutual of Omaha Investor Services Inc.
FSC Securities Corporation	IBN Financial Services, Inc.	Legend Equities Corporation	Mutual Securities, Inc.
FTB Advisors, Inc.	ICBA Financial Services	Leigh Baldwin & Co	Mutual Trust Company of America Sec.
Fulcrum Securities Inc.	IFS Securities	Leumi Investment Services, Inc.	National Planning Corporation
G F Investment Services	IMS Securities Inc.	LF Financial LLC	National Securities Corporation
G.W. Sherwold Associates Inc.	Independence Capital Co.	Liberty Group, LLC	Nations Financial Group, Inc.
G. A. Repple & Company	Independent Financial Group, LLC	Liberty Partners Financial Services,	Nationwide Planning Associates
Garden State Securities	Indiana Merchant Banking and Brokerage	LLC	Nationwide Securities, LLC
Gardner Financial Services, Inc.	Infinex Investments, Inc.	LifeMark Securities Corporation	Navy Federal Brokerage Services, LLC
Gary Goldbert & Company	Infinity Securities Inc.	Lincoln Financial Advisors Corporation	NBC Securities Inc.
GCD Advisors, LLC	ING/Voya Financial Advisers Inc.	Lincoln Financial Securities Corporation	New England Securities Corporation
Geneos Wealth Management, Inc.	Institutional Securities Corporation	Lincoln Investment Planning Inc.	New Horizons Asset Management
Gentry Partners Ltd	Intercarolina Financial Services, Inc.	Lombard Securities	Newbridge Securities Corporation
GFA Securities LLC	Intercontinental Asset Management Group	Long Island Financial Group, Inc.	Newport Coast Securities
Girard Securities, Inc.	INTERVEST INTERNATIONAL	LPL Financial Services	NEXT Financial Group, Inc.
Global Brokerage Services, Inc.	INVEST Financial Corporation	Lucia Securities, LLC	NFP Securities, Inc.
Globalink Securities Inc.	Investacorp, Inc.	M Griffith Investment Services	Nicol Investors Corporation
GLP Investment Services, LLC	Investment Centers of America Inc.	M. Holdings Securities, Inc.	North Ridge Securities Corporation
Gold Coast Securities, Inc.	Investment Network, Inc.	Mack Investment Securities, Inc.	Northeast Securities, Inc.

Northwestern Mutual Investment Services,	Regulus Advisors LLC	SunTrust Investment Services, Inc.	Variable Investment Advisors, Inc.
LLC	Rendler Sales Consulting, LLC	SWBC Investment Services	VSR Financial Services, Inc.
NPB Financial Group, LLC	Resource Horizons Group	SWS Financial Services, Inc.	Waddell & Reed, Inc.
NYLife Securities, Inc.	Rhodes Securities, Inc.	Symetra Securities Inc.	Wall Street Financial Group
O.N. Equity Sales Company	Ridgeway & Conger Inc.	Symphonic Securities LLC	Wall Street Strategies Inc.
Oak Grove Investment Services, Inc.	RNR Securities LLC	Synovus Securities Inc.	Wayne Hummer Investments, LLC
Oak Tree Securities, Inc.	Robert W. Baird & Co. Inc.	T.S. Phillips Investments, Inc.	Wedbush Securities Inc.
OFG Financial Services, Inc.	Rogan and Associates	Taylor Capital Management	Wellington Shields & Co. LLC
OneAmerica Securities, Inc.	Royal Alliance Associates Inc	Teckmeyer Financial Services	Wells Fargo Advisors LLC
Oppenheimer & Co. Inc.	Royal Securities Company	TFS Securities, Inc.	WesBanco Securities, Inc.
Packerland Brokerage Services	Sagepoint Financial Inc.	The Gregory Group Inc.	Wescom Financial Services, LLC
Paradigm Equities, Inc.	Sandlapper Securities LLC	The Huntington Investment Company	Western International Securities Inc.
Park Avenue Securities LLC	Santander Securities LLC	The Investment Center, Inc.	Westminster Financial Securities
Parkland Securities, LLC/Sammons Securities	Saxony Securities, Inc.	The Leaders Group, Inc.	Westport Capital Markets, LLC
Company LLC	SCF Securities, Inc.	The O.N. Equity Sales Company	WFG Investments, Inc.
Parsonex Securities, LLC	Schlitt Investor Services Inc.	The Strategic Financial Alliance, Inc.	Wilbanks Securities, Inc.
Peoples Securities Inc.	Securian Financial Services, Inc.	The Windmill Group	William C. Burnside & Company, Inc.
Petersen Investments, Inc.	Securities America, Inc.	Thomas McDonald Partners	Williams Financial Group
PFA Security Asset Management Inc.	Securities Equity Group	Thoroughbred Financial Services, LLC	Woodbury Financial Services, Inc.
Phillips Securities Insurance Agency	Securities Management & Research, Inc.	Thrivent Investment Management	Woodmen Financial Services, Inc.
PlanMember Securities Corporation	Securities Service Network Inc.	Thurston, Springer, Miller, Herd and	World Equity Group, Inc.
Planned Investment Co, Inc.	Sigma Financial Corporation	Titak Inc.	World Financial Group
PNC Investments LLC	Signator Financial Services, Inc.	Titlelist Asset Management Ltd.	Worth Financial Group Inc.
Port Securities, Inc.	Signator Investors, Inc.	TransAm Securities, Inc.	WRP Investments, Inc.
Presidential Brokerage, Inc.	SII Investments Inc.	Transamerica Financial Advisors, Inc.	Wunderlich Securities, Inc.
Prime Capital Services Inc.	Silver Oak Securities	Triad Advisors, Inc.	WWK Investments, Inc.
Prime Solutions Securities, Inc.	Sorrento Pacific Financial, LLC	Tricor Financial, LLC
Princor Financial Services	Southeast Investments, N.C., Inc.	Trustmont Financial Group, Inc.
Private Client Services, LLC	Southwest Securities, Inc.	UBS Financial Services, Inc.
Pro Equities, Inc.	St. Bernard Financial Services, Inc.	Umpqua Investments Inc.
Prospera Financial Services Inc.	Stephens Inc.	UnionBanc Investment Services LLC
PTS Brokerage LLC	Sterne Agee Financial Services Inc.	United Brokerage Services, Inc.
Purshe Kaplan Sterling Investments	Sterne, Agee & Leach, Inc.	United Planners Financial Services of
Quayle & Co. Securities	Stifel Nicolaus & Company Inc.	America
Quest Securities	Strategic Financial Alliance	Univest Investments Inc.
Questar Capital Corporation	Summit Brokerage Services Inc.	U.S. Bancorp Investments, Inc.
Quick and Reilly Inc.	Summit Equities, Inc.	USA Financial Securities Corporation
Raymond James & Associates Inc.	Summitt Brokerage Services	Uvest Financial Services Group, Inc.
RBC Capital Markets Corporation	Sun America Securities	Valic Financial Advisors Inc.
RBC Dain Rauscher Inc.	Sun Trust Capital Markets	ValMark Securities, Inc.
Regal Securities, Inc.	Sunset Financial Services, Inc.	Vanderbilt Securities LLC Inc

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30901, Lansing, Michigan 48909-8401
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

April 2 7 , 201 5

ELITE ACCESS BROKERAGE EDITIONSM

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 2 7 , 201 5 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313, Lansing, Michigan 48909-7813, or calling 1-800-599-5651.

TABLE OF CONTENTS
Page
General Information and History	2
Services	9
Purchase of Securities Being Offered	9
Underwriters	9
Calculation of Performance	9
Additional Tax Information	11
Annuity Provision	21
Net Investment Factor	22
Financial Statements of the Separate Account	Appendix A
Financial Statements of Jackson of NY	Appendix B

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (Jackson®), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "Dow Jones Industrial Average,"and "Dow Jones Brookfield Global Infrastructure Index," "STANDARD & POOR'S®," "S&P®," "S&P 500®," "S&P MIDCAP 400 Index®," "STANDARD & POOR'S MIDCAP 400 Index®," "S&P SmallCap 600 Index®" and "STANDARD & POOR'S 500®" (collectively, the "Indices") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company ("Jackson").  "Dow Jones®", "Dow Jones Industrial Average", "DJIA®", and "The Dow®" are service and/or trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® ("Jackson").

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, "Brookfield") and has been licensed for use. Standard & Poor's®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor's Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor's Financial Services LLC.  S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P International 5 Fund, JNL /S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager," as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor's  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P's credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P's opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

"The Nasdaq-100®," "Nasdaq-100 Index®," "Nasdaq Stock Market®" and "Nasdaq®" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC ("JNAM"), the Funds' investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $450,000 in 2012, $520,500 in 2013 , and $391,000 in 2014 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

For Elite Access Brokerage EditionSM contracts, the aggregate amount of commissions paid to broker/dealers was $1,057,778 in 2014.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 107 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations.  For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax‑Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax‑sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 201 5 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 201 5 , these levels are $11 6 ,000 in the case of single taxpayers, $18 3 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit‑Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non‑forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $ 18,000 elective deferral limitation in 201 5 .  The limit is indexed for inflation in $500 increments annually.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $ 6,000 . The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 1.0% per annum assumed investment rate.
The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.0% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2014

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Assets
Investments, at fair value (a)	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938
Receivables:
Investments in Fund shares sold	61	4,975	584	235	143	229	114	8,000	182	110
Investment Division units sold	—	—	78	—	—	—	—	—	—	—
Total assets	2,138,023	3,868,634	19,386,767	7,768,344	5,109,819	8,030,791	3,927,922	10,225,009	5,861,398	3,670,048

Liabilities
Payables:
Investments in Fund shares purchased	—	—	78	—	—	—	—	—	—	—
Investment Division units redeemed	—	4,865	15	—	—	—	—	7,714	11	—
Insurance fees due to Jackson of New York	61	110	569	235	143	229	114	286	171	110
Total liabilities	61	4,975	662	235	143	229	114	8,000	182	110
Net assets (Note 7)	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

(a) Investments in Funds, shares outstanding	211,889	373,661	1,828,878	710,714	388,273	635,832	397,551	901,766	516,407	374,866
Investments in Funds, at cost	$2,123,361	$3,875,465	$19,195,499	$7,728,659	$4,918,415	$7,723,190	$4,000,905	$9,896,670	$5,600,049	$3,699,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Assets
Investments, at fair value (a)	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402
Receivables:
Investments in Fund shares sold	8	10	22	165	690	782	62	11	208	399
Investment Division units sold	—	—	—	—	—	69,269	—	—	—	—
Total assets	263,690	347,395	735,552	5,967,337	23,663,921	27,499,289	2,062,949	369,628	6,462,207	13,390,801

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	69,269	—	—	—	—
Investment Division units redeemed	—	—	—	—	8	—	—	—	30	—
Insurance fees due to Jackson of New York	8	10	22	165	682	782	62	11	178	399
Total liabilities	8	10	22	165	690	70,051	62	11	208	399
Net assets (Note 7)	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

(a) Investments in Funds, shares outstanding	27,727	35,520	76,698	482,001	1,986,837	2,295,334	211,145	38,342	548,092	1,163,371
Investments in Funds, at cost	$274,691	$363,455	$763,722	$5,613,953	$23,360,825	$26,540,574	$2,068,237	$388,977	$6,135,555	$12,906,293

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Assets
Investments, at fair value (a)	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042
Receivables:
Investments in Fund shares sold	282	89	236	12	18	13	168	292	193	5
Investment Division units sold	—	—	—	—	—	—	—	—	—	—
Total assets	9,473,909	3,072,077	7,654,256	486,001	623,807	476,227	5,385,212	10,651,052	6,827,079	157,047

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—	—	—	—
Investment Division units redeemed	6	—	15	—	—	—	7	—	—	—
Insurance fees due to Jackson of New York	276	89	221	12	18	13	161	292	193	5
Total liabilities	282	89	236	12	18	13	168	292	193	5
Net assets (Note 7)	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

(a) Investments in Funds, shares outstanding	883,734	343,623	702,204	46,640	54,959	49,094	485,577	894,270	550,112	22,760
Investments in Funds, at cost	$9,081,009	$3,239,399	$7,340,884	$492,268	$610,006	$498,133	$5,248,130	$10,014,749	$6,626,472	$187,210

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678
Receivables:
Investments in Fund shares sold	55	547	31	7	13	62	11	715	258	26
Investment Division units sold	—	—	7,083	—	—	—	—	—	15,202	—
Total assets	1,913,928	7,896,853	1,071,564	245,854	414,186	2,205,144	382,747	2,493,569	8,717,694	903,704

Liabilities
Payables:
Investments in Fund shares purchased	—	—	7,083	—	—	—	—	—	15,202	—
Investment Division units redeemed	—	321	—	—	—	—	—	644	3	—
Insurance fees due to Jackson of New York	55	226	31	7	13	62	11	71	255	26
Total liabilities	55	547	7,114	7	13	62	11	715	15,460	26
Net assets (Note 7)	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

(a) Investments in Funds, shares outstanding	170,729	531,380	101,570	26,521	44,487	215,761	42,668	184,930	819,419	90,640
Investments in Funds, at cost	$1,869,893	$7,134,967	$1,103,502	$264,113	$434,842	$2,203,035	$403,176	$2,499,789	$8,548,853	$870,937

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Assets
Investments, at fair value (a)	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077
Receivables:
Investments in Fund shares sold	84	263	21	49	26	30	4	183	74	150
Investment Division units sold	—	7,083	—	20,904	—	—	—	—	540	—
Total assets	2,947,518	8,769,442	756,212	1,598,181	892,313	744,020	126,157	6,133,325	2,599,893	4,822,227

Liabilities
Payables:
Investments in Fund shares purchased	—	7,083	—	20,904	—	—	—	—	540	—
Investment Division units redeemed	—	8	—	4	—	8	—	7	—	9
Insurance fees due to Jackson of New York	84	255	21	45	26	22	4	176	74	141
Total liabilities	84	7,346	21	20,953	26	30	4	183	614	150
Net assets (Note 7)	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

(a) Investments in Funds, shares outstanding	249,149	709,481	80,446	263,310	78,065	73,444	16,299	603,062	237,594	481,726
Investments in Funds, at cost	$2,947,233	$8,008,742	$937,261	$2,282,474	$891,113	$734,015	$146,863	$6,380,600	$2,522,199	$4,846,334

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Assets
Investments, at fair value (a)	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956
Receivables:
Investments in Fund shares sold	8	116	124	—	31	206	3,547	7,737	7,418	359,810
Investment Division units sold	20,904	31,529	—	—	—	—	749	189,142	799	869
Total assets	337,614	3,572,002	4,350,915	—	1,072,507	1,325,989	47,106,421	79,903,001	92,870,725	83,673,635

Liabilities
Payables:
Investments in Fund shares purchased	20,904	31,529	—	—	—	—	749	189,142	799	869
Investment Division units redeemed	—	13	—	—	—	168	1,566	4,360	3,498	356,305
Insurance fees due to Jackson of New York	8	103	124	—	31	38	1,981	3,377	3,920	3,505
Total liabilities	20,912	31,645	124	—	31	206	4,296	196,879	8,217	360,679
Net assets (Note 7)	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

(a) Investments in Funds, shares outstanding	43,683	310,830	302,980	—	112,655	302,001	4,325,264	6,681,150	8,067,985	5,145,952
Investments in Funds, at cost	$400,787	$3,452,953	$3,995,396	$—	$1,112,661	$1,771,005	$43,080,552	$72,388,958	$83,163,516	$77,411,073

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Assets
Investments, at fair value (a)	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374
Receivables:
Investments in Fund shares sold	7,024	12,054	18,000	48	2,401	67,394	22,907	40,914	1,522	41,610
Investment Division units sold	2,379	565	—	—	706,252	159,601	19,440	5,011	—	44,598
Total assets	95,514,458	123,679,137	15,687,958	1,575,778	40,977,265	127,612,133	25,929,411	23,682,334	29,909,486	128,470,582

Liabilities
Payables:
Investments in Fund shares purchased	2,379	565	—	—	706,252	159,601	19,440	5,011	—	44,598
Investment Division units redeemed	2,879	6,744	17,327	—	701	61,793	21,783	39,899	234	36,461
Insurance fees due to Jackson of New York	4,145	5,310	673	48	1,700	5,601	1,124	1,015	1,288	5,149
Total liabilities	9,403	12,619	18,000	48	708,653	226,995	42,347	45,925	1,522	86,208
Net assets (Note 7)	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

(a) Investments in Funds, shares outstanding	5,802,251	7,427,418	997,451	154,939	3,265,905	7,475,654	2,446,792	1,774,505	2,309,495	7,578,771
Investments in Funds, at cost	$90,321,369	$117,070,856	$15,576,543	$1,582,966	$37,985,367	$103,034,607	$26,647,902	$20,443,406	$27,879,395	$103,112,488

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments, at fair value (a)	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981
Receivables:
Investments in Fund shares sold	39,573	16,403	195	26,656	52,867	4,978	7	36,354	3,393	13,079
Investment Division units sold	6,110	14,272	3,796	44,669	275	16,205	—	43,560	32,721	311
Total assets	37,569,440	34,470,958	6,593,270	47,719,131	150,247,019	40,323,187	273,364	67,560,316	22,313,329	14,426,371

Liabilities
Payables:
Investments in Fund shares purchased	6,110	14,272	3,796	44,669	275	16,205	—	43,560	32,721	311
Investment Division units redeemed	37,975	14,900	9	24,655	46,719	3,257	—	33,725	2,429	12,470
Insurance fees due to Jackson of New York	1,598	1,503	186	2,001	6,148	1,721	7	2,629	964	609
Total liabilities	45,683	30,675	3,991	71,325	53,142	21,183	7	79,914	36,114	13,390
Net assets (Note 7)	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

(a) Investments in Funds, shares outstanding	3,043,289	3,077,773	640,358	4,978,872	12,280,775	1,433,215	27,724	4,396,117	1,978,438	458,428
Investments in Funds, at cost	$35,123,480	$35,011,033	$6,408,271	$52,501,770	$143,245,265	$33,700,637	$273,691	$69,002,512	$19,530,828	$11,158,339

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Assets
Investments, at fair value (a)	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445
Receivables:
Investments in Fund shares sold	4,755	21,863	26,038	42,730	92,789	5,168	18,907	87,695	34,827	24,792
Investment Division units sold	3,858	22,604	9,421	20,904	69,132	16,725	17,075	53,968	3,859	—
Total assets	32,789,918	74,101,597	12,535,082	32,187,607	97,684,555	29,426,645	40,344,949	153,194,339	24,732,076	45,517,237

Liabilities
Payables:
Investments in Fund shares purchased	3,858	22,604	9,421	20,904	69,132	16,725	17,075	53,968	3,859	—
Investment Division units redeemed	3,414	18,660	25,510	41,321	88,602	3,921	17,300	81,383	33,782	22,866
Insurance fees due to Jackson of New York	1,341	3,203	528	1,409	4,187	1,247	1,607	6,312	1,045	1,926
Total liabilities	8,613	44,467	35,459	63,634	161,921	21,893	35,982	141,663	38,686	24,792
Net assets (Note 7)	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

(a) Investments in Funds, shares outstanding	2,878,078	2,715,700	1,580,230	4,071,480	8,147,254	2,618,411	3,502,082	13,047,969	2,585,695	3,716,703
Investments in Funds, at cost	$27,937,996	$67,056,457	$12,357,211	$29,907,249	$80,490,784	$26,209,109	$41,672,544	$146,305,600	$24,174,510	$36,384,199

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Assets
Investments, at fair value (a)	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311
Receivables:
Investments in Fund shares sold	7,121	14,138	8,638	8,500	19,275	26,279	4,335	3,683	3,846	6,230
Investment Division units sold	11,026	111,374	5,138	57,775	9,430	139,455	11,810	16,538	30,569	34,856
Total assets	47,896,793	59,674,690	12,863,315	64,716,132	31,051,294	63,293,395	43,865,280	41,528,160	25,928,592	53,097,397

Liabilities
Payables:
Investments in Fund shares purchased	11,026	111,374	5,138	57,775	9,430	139,455	11,810	16,538	30,569	34,856
Investment Division units redeemed	5,135	11,588	8,121	5,732	17,906	23,662	2,520	1,926	2,719	4,025
Insurance fees due to Jackson of New York	1,986	2,550	517	2,768	1,369	2,617	1,815	1,757	1,127	2,205
Total liabilities	18,147	125,512	13,776	66,275	28,705	165,734	16,145	20,221	34,415	41,086
Net assets (Note 7)	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

(a) Investments in Funds, shares outstanding	3,151,985	5,042,267	1,228,445	5,549,344	2,574,489	5,818,218	3,444,551	2,789,512	1,589,575	2,600,800
Investments in Funds, at cost	$43,433,448	$61,177,022	$15,747,728	$65,389,941	$28,789,328	$59,162,798	$39,918,763	$40,412,796	$20,230,250	$45,834,557

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Assets
Investments, at fair value (a)	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820
Receivables:
Investments in Fund shares sold	65,146	7,140	5,425	4,638	13,460	—	2,097,162	45,521	10,071	1,808
Investment Division units sold	25,840	47,621	29,545	305,506	5,647	—	—	10,866	7,689	—
Total assets	125,923,567	31,228,358	50,272,665	39,047,268	33,172,978	—	45,133,295	41,389,306	40,804,461	12,294,628

Liabilities
Payables:
Investments in Fund shares purchased	25,840	47,621	29,545	305,506	5,647	—	—	10,866	7,689	—
Investment Division units redeemed	59,814	5,818	3,393	2,994	12,102	—	2,095,236	43,736	8,360	1,276
Insurance fees due to Jackson of New York	5,332	1,322	2,032	1,644	1,358	—	1,926	1,785	1,711	532
Total liabilities	90,986	54,761	34,970	310,144	19,107	—	2,097,162	56,387	17,760	1,808
Net assets (Note 7)	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820

(a) Investments in Funds, shares outstanding	9,225,263	4,252,878	1,572,385	2,892,989	3,325,363	—	3,778,414	2,349,796	3,462,368	2,632,296
Investments in Funds, at cost	$122,817,406	$33,322,690	$42,954,569	$39,414,907	$35,997,605	$—	$33,681,978	$38,778,635	$41,393,533	$11,267,840

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Assets
Investments, at fair value (a)	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895
Receivables:
Investments in Fund shares sold	5,727	317	2,062	22,944	16,253	168	63,179	387,177	70,728	279,949
Investment Division units sold	52,911	—	17,931	205,775	51,282	—	107,432	—	292,678	255,649
Total assets	30,171,000	4,554,816	27,629,801	14,080,841	39,857,778	3,028,750	132,678,000	70,177,737	62,001,509	250,976,493

Liabilities
Payables:
Investments in Fund shares purchased	52,911	—	17,931	205,775	51,282	—	107,432	—	292,678	255,649
Investment Division units redeemed	4,467	129	918	22,392	14,603	62	57,624	384,090	68,145	268,970
Insurance fees due to Jackson of New York	1,260	188	1,144	552	1,650	106	5,555	3,087	2,583	10,979
Total liabilities	58,638	317	19,993	228,719	67,535	168	170,611	387,177	363,406	535,598
Net assets (Note 7)	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

(a) Investments in Funds, shares outstanding	1,658,170	367,595	2,852,253	1,101,999	3,552,700	340,290	5,281,283	5,739,355	4,673,093	18,958,433
Investments in Funds, at cost	$25,074,723	$4,954,347	$29,679,946	$15,113,757	$32,712,515	$3,429,020	$103,340,967	$57,430,659	$62,817,709	$198,430,198

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Assets
Investments, at fair value (a)	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387
Receivables:
Investments in Fund shares sold	81,505	36,589	—	35,934	34,944	283	138,246	132,160	8,854	78,391
Investment Division units sold	7,921	136,075	—	429,539	37,122	—	20,292	107,123	677,461	43,775
Total assets	35,474,137	44,788,936	—	72,089,603	8,883,006	5,163,033	91,473,160	259,936,725	19,418,726	74,836,553

Liabilities
Payables:
Investments in Fund shares purchased	7,921	136,075	—	429,539	37,122	—	20,292	107,123	677,461	43,775
Investment Division units redeemed	79,931	34,695	—	32,915	34,586	65	134,409	121,397	8,084	75,241
Insurance fees due to Jackson of New York	1,574	1,894	—	3,019	358	218	3,837	10,763	770	3,150
Total liabilities	89,426	172,664	—	465,473	72,066	283	158,538	239,283	686,315	122,166
Net assets (Note 7)	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387

(a) Investments in Funds, shares outstanding	3,006,348	2,095,645	—	2,384,292	644,546	372,224	4,806,033	15,178,109	1,468,057	4,279,175
Investments in Funds, at cost	$28,056,850	$39,292,484	$—	$74,806,794	$9,154,802	$4,846,764	$80,867,612	$208,443,931	$18,220,539	$62,984,831

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Assets
Investments, at fair value (a)	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875
Receivables:
Investments in Fund shares sold	83,190	91	38,732	59	5	19	554	3,009	6,295	19,302
Investment Division units sold	67,232	664	32,949	—	—	—	10,599	382,493	8,199	14,262
Total assets	73,033,737	3,141,359	35,774,924	1,847,919	167,563	680,372	7,094,902	31,271,911	56,359,483	82,570,439

Liabilities
Payables:
Investments in Fund shares purchased	67,232	664	32,949	—	—	—	10,599	382,493	8,199	14,262
Investment Division units redeemed	80,032	—	37,214	—	—	—	252	1,727	3,875	15,824
Insurance fees due to Jackson of New York	3,158	91	1,518	59	5	19	302	1,282	2,420	3,478
Total liabilities	150,422	755	71,681	59	5	19	11,153	385,502	14,494	33,564
Net assets (Note 7)	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

(a) Investments in Funds, shares outstanding	6,767,253	265,030	2,274,092	176,154	16,050	65,043	547,008	2,836,218	3,970,753	7,890,715
Investments in Funds, at cost	$59,868,323	$2,832,564	$32,899,197	$1,802,166	$166,800	$671,599	$6,670,889	$30,421,292	$48,303,194	$94,610,660

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Assets
Investments, at fair value (a)	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233
Receivables:
Investments in Fund shares sold	231,178	46,732	54,223	2,282	1,014	2,074	3,260	71,403	7,086	52,397
Investment Division units sold	116,509	14,541	24,688	3,504	3,388	—	22	148,231	4,900	32,264
Total assets	234,792,167	78,168,285	106,877,148	17,370,734	12,130,887	9,692,444	24,828,974	314,334,197	43,264,518	182,099,894

Liabilities
Payables:
Investments in Fund shares purchased	116,509	14,541	24,688	3,504	3,388	—	22	148,231	4,900	32,264
Investment Division units redeemed	221,292	43,769	49,774	1,600	520	1,665	2,363	58,727	5,243	44,604
Insurance fees due to Jackson of New York	9,886	2,963	4,449	682	494	409	897	12,676	1,843	7,793
Total liabilities	347,687	61,273	78,911	5,786	4,402	2,074	3,282	219,634	11,986	84,661
Net assets (Note 7)	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

(a) Investments in Funds, shares outstanding	18,591,949	7,333,992	16,059,885	1,117,435	1,076,952	501,832	2,275,499	17,006,744	2,560,837	11,919,793
Investments in Funds, at cost	$238,962,665	$79,737,825	$115,347,035	$15,370,297	$12,265,911	$7,580,723	$24,669,927	$265,888,680	$40,591,791	$163,112,523

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Assets
Investments, at fair value (a)	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871
Receivables:
Investments in Fund shares sold	3	8,526	13,142	328,199	59,143	265,125	53,946	14,209	64,293	52
Investment Division units sold	20,904	989,899	41,569	13,913	9,498	64,201	102,845	—	7,931	3,542
Total assets	162,681	60,873,697	135,869,567	146,368,027	339,851,872	291,965,130	454,592,914	3,482,168	33,385,563	1,770,465

Liabilities
Payables:
Investments in Fund shares purchased	20,904	989,899	41,569	13,913	9,498	64,201	102,845	—	7,931	3,542
Investment Division units redeemed	—	6,018	7,173	321,907	44,683	252,701	34,766	14,084	62,877	1
Insurance fees due to Jackson of New York	3	2,508	5,969	6,292	14,460	12,424	19,180	125	1,416	51
Total liabilities	20,907	998,425	54,711	342,112	68,641	329,326	156,791	14,209	72,224	3,594
Net assets (Note 7)	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

(a) Investments in Funds, shares outstanding	14,987	3,617,841	7,970,355	12,018,594	23,051,780	21,927,504	31,492,455	303,940	2,210,573	183,666
Investments in Funds, at cost	$141,892	$54,943,194	$121,584,413	$137,374,445	$281,229,054	$261,467,390	$392,197,020	$3,274,822	$31,918,535	$1,798,121

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments, at fair value (a)	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327
Receivables:
Investments in Fund shares sold	26,779	79,196	45,274	34,911	18,522	213,007	4,127
Investment Division units sold	64,450	24,483	4,164	28,447	300,213	171,268	11,552
Total assets	168,258,236	162,701,404	47,508,872	98,785,398	214,491,476	68,051,518	44,097,006

Liabilities
Payables:
Investments in Fund shares purchased	64,450	24,483	4,164	28,447	300,213	171,268	11,552
Investment Division units redeemed	19,704	72,219	43,325	30,638	9,783	210,489	2,232
Insurance fees due to Jackson of New York	7,075	6,977	1,949	4,273	8,739	2,518	1,895
Total liabilities	91,229	103,679	49,438	63,358	318,735	384,275	15,679
Net assets (Note 7)	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

(a) Investments in Funds, shares outstanding	5,066,797	4,183,116	4,808,453	5,726,336	9,651,768	67,667,243	1,817,787
Investments in Funds, at cost	$136,739,806	$136,184,295	$48,176,259	$81,152,288	$187,327,300	$67,667,243	$36,167,892

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Investment income
Dividends	$8,611	$22,843	$195,338	$50,277	$26,751	$267,043	$45,554	$32,593	$49,976	$55,045

Expenses
Asset-based charges (Note 3)	14,908	30,926	187,930	59,145	37,996	59,349	26,357	68,797	61,970	37,936
Total expenses	14,908	30,926	187,930	59,145	37,996	59,349	26,357	68,797	61,970	37,936
Net investment income (loss)	(6,297)	(8,083)	7,408	(8,868)	(11,245)	207,694	19,197	(36,204)	(11,994)	17,109

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	668	884	232,598	23,705	192,305	110,387	—	25,809	81,884	4,796
Investments	1,943	10,736	128,464	34,051	26,491	99,286	1,217	42,629	95,968	16,485
Net change in unrealized appreciation (depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net realized and unrealized gain (loss)	10,134	(32,558)	100,457	79,636	137,725	144,305	(49,665)	180,158	79,565	(38,962)

Net increase (decrease) in net assets from operations	$3,837	$(40,641)	$107,865	$70,768	$126,480	$351,999	$(30,468)	$143,954	$67,571	$(21,853)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Investment income
Dividends	$1,999	$2,485	$7,274	$31,113	$142,420	$154,217	$23,897	$3,681	$31,242	$107,018

Expenses
Asset-based charges (Note 3)	2,333	3,170	8,533	50,575	164,002	220,791	17,761	3,927	60,011	120,659
Total expenses	2,333	3,170	8,533	50,575	164,002	220,791	17,761	3,927	60,011	120,659
Net investment income (loss)	(334)	(685)	(1,259)	(19,462)	(21,582)	(66,574)	6,136	(246)	(28,769)	(13,641)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	690	770	1,676	170,498	426,347	456,302	2,702	336	225,487	547,096
Investments	118	(4,111)	445	110,962	84,746	212,375	8,547	5	100,450	77,337
Net change in unrealized appreciation (depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net realized and unrealized gain (loss)	(10,602)	(20,740)	(35,300)	153,459	268,845	573,559	(4,211)	(22,409)	187,879	338,294

Net increase (decrease) in net assets from operations	$(10,936)	$(21,425)	$(36,559)	$133,997	$247,263	$506,985	$1,925	$(22,655)	$159,110	$324,653

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Investment income
Dividends	$—	$—	$141,439	$—	$104	$10,262	$41,754	$67,811	$41,145	$2,199

Expenses
Asset-based charges (Note 3)	99,351	27,542	78,362	1,706	4,337	5,293	55,966	91,566	54,535	1,297
Total expenses	99,351	27,542	78,362	1,706	4,337	5,293	55,966	91,566	54,535	1,297
Net investment income (loss)	(99,351)	(27,542)	63,077	(1,706)	(4,233)	4,969	(14,212)	(23,755)	(13,390)	902

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,253	15,792	75,164	76	203	9,090	132,852	333,500	259,512	—
Investments	64,848	(11,017)	55,455	(144)	3,044	(3,818)	86,463	49,130	81,201	(4,335)
Net change in unrealized appreciation (depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net realized and unrealized gain (loss)	459,077	(118,983)	435,493	(7,221)	7,581	(24,470)	161,887	359,056	200,298	(33,370)

Net increase (decrease) in net assets from operations	$359,726	$(146,525)	$498,570	$(8,927)	$3,348	$(19,501)	$147,675	$335,301	$186,908	$(32,468)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$2,509	$15,812	$—	$43	$49	$—	$11,782	$—	$21,991	$—

Expenses
Asset-based charges (Note 3)	11,193	55,734	5,878	2,819	3,881	19,632	2,732	18,903	44,092	6,575
Total expenses	11,193	55,734	5,878	2,819	3,881	19,632	2,732	18,903	44,092	6,575
Net investment income (loss)	(8,684)	(39,922)	(5,878)	(2,776)	(3,832)	(19,632)	9,050	(18,903)	(22,101)	(6,575)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	42	11,161	34,985	3,528	451	—	—	190,997	—	—
Investments	831	92,956	8,088	(6)	2,538	6,591	308	19,350	18,909	525
Net change in unrealized appreciation (depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net realized and unrealized gain (loss)	31,440	438,299	4,420	(23,513)	(15,759)	(3,004)	(19,652)	75,898	175,333	35,117

Net increase (decrease) in net assets from operations	$22,756	$398,377	$(1,458)	$(26,289)	$(19,591)	$(22,636)	$(10,602)	$56,995	$153,232	$28,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Investment income
Dividends	$20	$2,100	$27,797	$—	$—	$—	$—	$49,954	$991	$—

Expenses
Asset-based charges (Note 3)	26,050	72,799	6,409	17,852	6,213	6,803	358	56,521	18,804	49,051
Total expenses	26,050	72,799	6,409	17,852	6,213	6,803	358	56,521	18,804	49,051
Net investment income (loss)	(26,030)	(70,699)	21,388	(17,852)	(6,213)	(6,803)	(358)	(6,567)	(17,813)	(49,051)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	53,176	—	51,719	330,936	388	—	—	109,370	—	—
Investments	11,873	72,777	4,578	(4,058)	1,063	(697)	(205)	(4,582)	10,010	(6,076)
Net change in unrealized appreciation (depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net realized and unrealized gain (loss)	128,249	604,435	(152,356)	(448,144)	(15,399)	20,691	(20,915)	(169,342)	113,985	(25,805)

Net increase (decrease) in net assets from operations	$102,219	$533,736	$(130,968)	$(465,996)	$(21,612)	$13,888	$(21,273)	$(175,909)	$96,172	$(74,856)

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Investment income
Dividends	$9,786	$19,408	$2,924	$—	$—	$3,920	$706,350	$1,655,769	$1,620,253	$1,433,627

Expenses
Asset-based charges (Note 3)	2,464	18,058	35,981	5,450	8,524	13,787	636,338	1,156,325	1,337,792	1,210,780
Total expenses	2,464	18,058	35,981	5,450	8,524	13,787	636,338	1,156,325	1,337,792	1,210,780
Net investment income (loss)	7,322	1,350	(33,057)	(5,450)	(8,524)	(9,867)	70,012	499,444	282,461	222,847

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	86,860	145,353	—	—	—	1,492,704	3,346,587	3,809,866	889,510
Investments	(261)	11,780	37,385	(25,601)	(4,283)	(93,728)	888,168	1,693,665	2,095,191	1,430,930
Net change in unrealized appreciation (depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net realized and unrealized gain (loss)	(83,971)	173,236	380,839	(35,068)	(42,818)	(262,453)	1,307,128	2,188,527	2,625,510	202,489

Net increase (decrease) in net assets
from operations	$(76,649)	$174,586	$347,782	$(40,518)	$(51,342)	$(272,320)	$1,377,140	$2,687,971	$2,907,971	$425,336

(a)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Investment income
Dividends	$1,570,344	$1,897,689	$258,571	$6,992	$324,436	$1,143,873	$2,596	$50,949	$187,125	$730,052

Expenses
Asset-based charges (Note 3)	1,517,356	1,906,997	277,915	3,666	498,402	1,451,158	403,996	356,600	370,552	1,538,851
Total expenses	1,517,356	1,906,997	277,915	3,666	498,402	1,451,158	403,996	356,600	370,552	1,538,851
Net investment income (loss)	52,988	(9,308)	(19,344)	3,326	(173,966)	(307,285)	(401,400)	(305,651)	(183,427)	(808,799)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,082,791	1,450,446	504,811	9,469	53,419	202,897	213,491	153,928	89,421	881,143
Investments	1,478,663	1,653,191	196,208	(14)	399,204	2,969,382	(89,552)	813,989	234,111	3,468,158
Net change in unrealized appreciation (depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net realized and unrealized gain (loss)	216,098	135,151	61,146	2,219	876,883	11,890,441	116,877	255,257	701,827	9,432,173

Net increase (decrease) in net assets from operations	$269,086	$125,843	$41,802	$5,545	$702,917	$11,583,156	$(284,523)	$(50,394)	$518,400	$8,623,374

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends	$262,957	$285,035	$154,273	$—	$1,033,097	$—	$—	$350,872	$204,772	$111,378

Expenses
Asset-based charges (Note 3)	539,866	528,151	58,453	835,180	2,522,262	569,302	297	691,978	364,445	225,799
Total expenses	539,866	528,151	58,453	835,180	2,522,262	569,302	297	691,978	364,445	225,799
Net investment income (loss)	(276,909)	(243,116)	95,820	(835,180)	(1,489,165)	(569,302)	(297)	(341,106)	(159,673)	(114,421)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	163,608	230,950	388,628	—	3,160,174	2,714,054	—	1,848,319	—	—
Investments	619,714	397,417	(19,786)	856,701	5,574,351	1,358,638	2	2,720,579	720,248	545,909
Net change in unrealized appreciation (depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net realized and unrealized gain (loss)	(1,459,143)	(3,378,548)	437,702	(8,033,061)	2,564,205	3,272,835	(332)	507,070	(91,392)	226,419

Net increase (decrease) in net assets from operations	$(1,736,052)	$(3,621,664)	$533,522	$(8,868,241)	$1,075,040	$2,703,533	$(629)	$165,964	$(251,065)	$111,998

(a)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Investment income
Dividends	$161,703	$—	$124,661	$258,880	$1,588,374	$232,416	$1,412,196	$4,788,781	$208,045	$335,574

Expenses
Asset-based charges (Note 3)	408,937	1,159,219	182,114	442,409	1,505,625	455,270	520,880	2,126,849	362,909	655,321
Total expenses	408,937	1,159,219	182,114	442,409	1,505,625	455,270	520,880	2,126,849	362,909	655,321
Net investment income (loss)	(247,234)	(1,159,219)	(57,453)	(183,529)	82,749	(222,854)	891,316	2,661,932	(154,864)	(319,747)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	354,243	6,689,918	—	—	—	196,150	29,081	—	1,188,391	878,336
Investments	617,299	3,460,800	17,745	317,074	4,040,738	1,019,265	110,269	3,073,756	657,846	2,232,223
Net change in unrealized appreciation (depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net realized and unrealized gain (loss)	2,461,585	2,246,128	462,366	2,884,699	680,306	(1,058,823)	(1,682,787)	(1,823,793)	(2,625,476)	2,585,039

Net increase (decrease) in net assets from operations	$2,214,351	$1,086,909	$404,913	$2,701,170	$763,055	$(1,281,677)	$(791,471)	$838,139	$(2,780,340)	$2,265,292

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Investment income
Dividends	$171,677	$1,164,534	$241,092	$461,833	$13,572	$714,630	$436,270	$21,308	$51,948	$—

Expenses
Asset-based charges (Note 3)	647,155	784,617	213,522	814,652	270,838	829,260	589,478	575,354	389,895	663,016
Total expenses	647,155	784,617	213,522	814,652	270,838	829,260	589,478	575,354	389,895	663,016
Net investment income (loss)	(475,478)	379,917	27,570	(352,819)	(257,266)	(114,630)	(153,208)	(554,046)	(337,947)	(663,016)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,945,117	—	287,868	8,963,281	2,338,664	1,852,025	—	7,301,640	521,462	1,854,707
Investments	1,596,264	(298,713)	(445,301)	827,402	527,459	2,034,712	1,125,070	1,330,528	1,081,924	1,478,032
Net change in unrealized appreciation (depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net realized and unrealized gain (loss)	(34,736)	1,383,191	(895,156)	6,052,057	2,311,195	6,491,705	(515,147)	3,041,234	2,131,163	3,470,752

Net increase (decrease) in net assets from operations	$(510,214)	$1,763,108	$(867,586)	$5,699,238	$2,053,929	$6,377,075	$(668,355)	$2,487,188	$1,793,216	$2,807,736

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Investment income
Dividends	$1,403,620	$644,468	$—	$1,199,807	$611,158	$—	$765,674	$916,475	$1,236,268	$336,723

Expenses
Asset-based charges (Note 3)	1,974,629	499,912	615,725	607,260	567,754	17,470	666,672	725,135	560,897	183,240
Total expenses	1,974,629	499,912	615,725	607,260	567,754	17,470	666,672	725,135	560,897	183,240
Net investment income (loss)	(571,009)	144,556	(615,725)	592,547	43,404	(17,470)	99,002	191,340	675,371	153,483

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,279,231	—	3,695,074	—	817,209	—	1,476,991	4,217,124	386,962	—
Investments	9,476,082	169,757	2,503,892	(63,702)	101,404	(32,827)	2,097,652	3,984,656	56,463	426,822
Net change in unrealized appreciation (depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net realized and unrealized gain (loss)	(6,697,430)	(4,186,898)	4,318,094	814,944	(2,468,323)	(7,151)	2,676,847	105,303	692,584	261,071

Net increase (decrease) in net assets from operations	$(7,268,439)	$(4,042,342)	$3,702,369	$1,407,491	$(2,424,919)	$(24,621)	$2,775,849	$296,643	$1,367,955	$414,554

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Investment income
Dividends	$151,702	$17,073	$300,968	$156,689	$310,332	$318,585	$543,582	$963,903	$1,996,727	$5,090,834

Expenses
Asset-based charges (Note 3)	412,330	54,552	351,777	171,107	515,143	38,444	1,443,295	1,103,529	880,352	4,044,706
Total expenses	412,330	54,552	351,777	171,107	515,143	38,444	1,443,295	1,103,529	880,352	4,044,706
Net investment income (loss)	(260,628)	(37,479)	(50,809)	(14,418)	(204,811)	280,141	(899,713)	(139,626)	1,116,375	1,046,128

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,319,756	778,481	—	—	894,957	—	1,162,182	2,797,080	—	—
Investments	2,074,636	94,635	559,314	376,017	3,232,620	(43,327)	4,724,477	2,952,889	904,550	11,768,632
Net change in unrealized appreciation (depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net realized and unrealized gain (loss)	2,605,384	189,599	(1,529,129)	(1,343,482)	3,790,264	(355,925)	20,743,192	2,533,890	(6,168,141)	21,472,435

Net increase (decrease) in net assets from operations	$2,344,756	$152,120	$(1,579,938)	$(1,357,900)	$3,585,453	$(75,784)	$19,843,479	$2,394,264	$(5,051,766)	$22,518,563

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Investment income
Dividends	$708,087	$67,344	$126,236	$897,187	$211,802	$37,932	$788,131	$2,927,142	$92,587	$734,248

Expenses
Asset-based charges (Note 3)	591,701	447,560	85,069	1,128,946	125,839	66,101	1,314,597	3,243,606	222,186	1,153,961
Total expenses	591,701	447,560	85,069	1,128,946	125,839	66,101	1,314,597	3,243,606	222,186	1,153,961
Net investment income (loss)	116,386	(380,216)	41,167	(231,759)	85,963	(28,169)	(526,466)	(316,464)	(129,599)	(419,713)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,227,329	—	1,227,582	203,706	528,332	4,974,993	292,902	1,624,621	—
Investments	2,220,537	2,261,545	804,230	2,031,876	278,660	236,360	5,144,740	14,124,113	758,108	3,887,339
Net change in unrealized appreciation (depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net realized and unrealized gain (loss)	1,729,709	4,984,988	531,094	(10,311,571)	(104,717)	212,759	6,750,947	22,660,403	390,585	2,720,320

Net increase (decrease) in net assets from operations	$1,846,095	$4,604,772	$572,261	$(10,543,330)	$(18,754)	$184,590	$6,224,481	$22,343,939	$260,986	$2,300,607

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Investment income
Dividends	$386,128	$55	$90,217	$—	$—	$—	$—	$241,711	$319,590	$612,173

Expenses
Asset-based charges (Note 3)	897,225	15,567	549,346	10,505	597	1,589	86,312	361,444	846,451	1,290,422
Total expenses	897,225	15,567	549,346	10,505	597	1,589	86,312	361,444	846,451	1,290,422
Net investment income (loss)	(511,097)	(15,512)	(459,129)	(10,505)	(597)	(1,589)	(86,312)	(119,733)	(526,861)	(678,249)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,115,971	—	—	—	—	—	67,518	119,374	1,040,501	—
Investments	3,035,123	40,195	1,937,803	296	4	28	109,445	103,710	1,963,664	(3,267,767)
Net change in unrealized appreciation (depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net realized and unrealized gain (loss)	10,220,527	351,833	1,481,287	45,990	762	8,782	(8,133)	617,465	698,878	1,891,295

Net increase (decrease) in net assets from operations	$9,709,430	$336,321	$1,022,158	$35,485	$165	$7,193	$(94,445)	$497,732	$172,017	$1,213,046

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Investment income
Dividends	$8,057,799	$1,863,460	$6,367,140	$82,119	$29,458	$441,396	$1,760,358	$5,804,882	$113,758	$2,213,727

Expenses
Asset-based charges (Note 3)	3,707,610	1,048,739	1,594,131	198,948	148,900	132,058	326,495	3,564,274	552,879	2,300,716
Total expenses	3,707,610	1,048,739	1,594,131	198,948	148,900	132,058	326,495	3,564,274	552,879	2,300,716
Net investment income (loss)	4,350,189	814,721	4,773,009	(116,829)	(119,442)	309,338	1,433,863	2,240,608	(439,121)	(86,989)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	881,121	140,244	1,651,608	894,540	1,770,837	—	997,547	5,411,740	3,702,354	8,091,306
Investments	169,503	244,968	902,458	548,965	264,721	392,987	647,081	13,330,096	1,590,598	4,164,839
Net change in unrealized appreciation (depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net realized and unrealized gain (loss)	1,259,224	(1,895,846)	(6,736,780)	1,328,984	600,873	593,093	(1,684,471)	29,293,606	3,489,175	17,005,623

Net increase (decrease) in net assets from operations	$5,609,413	$(1,081,125)	$(1,963,771)	$1,212,155	$481,431	$902,431	$(250,608)	$31,534,214	$3,050,054	$16,918,634

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)
Investment income
Dividends	$—	$356,287	$604,683	$435,847	$1,717,755	$582,366	$1,043,255	$—	$230,930	$—

Expenses
Asset-based charges (Note 3)	127	665,945	2,034,281	2,276,340	4,955,999	4,369,929	6,645,792	12,506	360,921	5,561
Total expenses	127	665,945	2,034,281	2,276,340	4,955,999	4,369,929	6,645,792	12,506	360,921	5,561
Net investment income (loss)	(127)	(309,658)	(1,429,598)	(1,840,493)	(3,238,244)	(3,787,563)	(5,602,537)	(12,506)	(129,991)	(5,561)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	5,090,118	3,462,637	1,635,928	7,276,741	3,906,759	7,409,342	—	3,748,664	—
Investments	1	3,254,809	12,579,846	2,467,642	8,923,340	5,581,145	9,864,580	17,389	1,221,293	(280)
Net change in unrealized appreciation (depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net realized and unrealized gain (loss)	(117)	7,084,309	6,993,281	3,962,197	15,634,963	10,132,300	17,685,715	210,526	3,302,052	(31,530)

Net increase (decrease) in net assets from operations	$(244)	$6,774,651	$5,563,683	$2,121,704	$12,396,719	$6,344,737	$12,083,178	$198,020	$3,172,061	$(37,091)

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends	$—	$214,998	$549,800	$721,583	$2,289,397	$331	$629,405

Expenses
Asset-based charges (Note 3)	2,440,514	2,263,502	729,199	1,371,704	2,556,512	866,691	689,415
Total expenses	2,440,514	2,263,502	729,199	1,371,704	2,556,512	866,691	689,415
Net investment income (loss)	(2,440,514)	(2,048,504)	(179,399)	(650,121)	(267,115)	(866,360)	(60,010)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,230,769	12,984,481	—	4,851,389	5,862,220	795	1,758,582
Investments	9,690,636	4,637,467	(117,776)	4,130,355	5,074,767	—	2,270,079
Net change in unrealized appreciation (depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net realized and unrealized gain (loss)	13,474,684	17,653,491	(357,346)	10,117,066	14,051,343	795	4,153,003

Net increase (decrease) in net assets from operations	$11,034,170	$15,604,987	$(536,745)	$9,466,945	$13,784,228	$(865,565)	$4,092,993

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(6,297)	$(8,083)	$7,408	$(8,868)	$(11,245)	$207,694	$19,197	$(36,204)	$(11,994)	$17,109
Net realized gain (loss) on investments	2,611	11,620	361,062	57,756	218,796	209,673	1,217	68,438	177,852	21,281
Net change in unrealized appreciation (depreciation) on investments	7,523	(44,178)	(260,605)	21,880	(81,071)	(65,368)	(50,882)	111,720	(98,287)	(60,243)
Net increase (decrease) in net assets from operations	3,837	(40,641)	107,865	70,768	126,480	351,999	(30,468)	143,954	67,571	(21,853)

Contract transactions 1
Purchase payments (Note 4)	1,434,581	2,336,991	5,397,783	4,339,366	2,756,038	2,881,673	2,762,787	5,589,330	1,509,165	1,863,747
Surrenders and terminations	(67,254)	(95,491)	(714,543)	(247,422)	(42,071)	(122,969)	(46,941)	(148,017)	(143,479)	(136,040)
Transfers between Investment Divisions	107,233	222,473	(545,126)	625,301	11,172	1,345,079	(7,835)	1,472,833	(664,334)	(430,235)
Contract owner charges (Note 3)	(619)	(672)	(6,819)	(1,075)	(642)	(544)	(464)	(4,176)	(5,385)	(2,809)
Net increase (decrease) in net assets from contract transactions	1,473,941	2,463,301	4,131,295	4,716,170	2,724,497	4,103,239	2,707,547	6,909,970	695,967	1,294,663

Net increase (decrease) in net assets	1,477,778	2,422,660	4,239,160	4,786,938	2,850,977	4,455,238	2,677,079	7,053,924	763,538	1,272,810

Net assets beginning of period	660,184	1,440,999	15,146,945	2,981,171	2,258,699	3,575,324	1,250,729	3,163,085	5,097,678	2,397,128

Net assets end of period	$2,137,962	$3,863,659	$19,386,105	$7,768,109	$5,109,676	$8,030,562	$3,927,808	$10,217,009	$5,861,216	$3,669,938

1 Contract unit transactions
Units Outstanding at December 31, 2013	66,494	142,548	1,454,871	284,338	174,547	297,773	129,012	291,138	458,689	245,421

Units Issued	163,641	264,159	577,082	538,227	225,522	363,369	289,544	662,258	154,405	221,758
Units Redeemed	(15,519)	(28,843)	(192,005)	(100,475)	(19,804)	(39,167)	(17,921)	(41,349)	(93,567)	(91,313)

Units Outstanding at December 31, 2014	214,616	377,864	1,839,948	722,090	380,265	621,975	400,635	912,047	519,527	375,866

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(334)	$(685)	$(1,259)	$(19,462)	$(21,582)	$(66,574)	$6,136	$(246)	$(28,769)	$(13,641)
Net realized gain (loss) on investments	808	(3,341)	2,121	281,460	511,093	668,677	11,249	341	325,937	624,433
Net change in unrealized appreciation (depreciation) on investments	(11,410)	(17,399)	(37,421)	(128,001)	(242,248)	(95,118)	(15,460)	(22,750)	(138,058)	(286,139)
Net increase (decrease) in net assets from operations	(10,936)	(21,425)	(36,559)	133,997	247,263	506,985	1,925	(22,655)	159,110	324,653

Contract transactions 1
Purchase payments (Note 4)	154,485	243,921	431,637	1,870,872	12,938,786	15,178,195	805,133	161,205	1,655,619	4,473,420
Surrenders and terminations	(4,809)	(5,368)	(8,114)	(214,596)	(593,622)	(596,754)	(131,567)	(22,846)	(116,985)	(332,262)
Transfers between Investment Divisions	32,824	(51,936)	(82,505)	(106,716)	1,538,605	(818,746)	262,158	(30,028)	(219,277)	626,244
Contract owner charges (Note 3)	(13)	(31)	(154)	(2,993)	(11,256)	(11,995)	(203)	(84)	(1,296)	(3,499)
Net increase (decrease) in net assets from contract transactions	182,487	186,586	340,864	1,546,567	13,872,513	13,750,700	935,521	108,247	1,318,061	4,763,903

Net increase (decrease) in net assets	171,551	165,161	304,305	1,680,564	14,119,776	14,257,685	937,446	85,592	1,477,171	5,088,556

Net assets beginning of period	92,131	182,224	431,225	4,286,608	9,543,455	13,171,553	1,125,441	284,025	4,984,828	8,301,846

Net assets end of period	$263,682	$347,385	$735,530	$5,967,172	$23,663,231	$27,429,238	$2,062,887	$369,617	$6,461,999	$13,390,402

1 Contract unit transactions
Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

Units Issued	19,002	25,152	57,454	178,026	1,276,163	1,420,570	133,476	18,058	183,300	487,326
Units Redeemed	(509)	(7,315)	(23,559)	(54,577)	(108,889)	(255,227)	(38,145)	(8,289)	(71,001)	(79,068)

Units Outstanding at December 31, 2014	27,954	35,843	77,296	477,961	1,991,913	2,307,502	211,864	38,665	541,673	1,136,336

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(99,351)	$(27,542)	$63,077	$(1,706)	$(4,233)	$4,969	$(14,212)	$(23,755)	$(13,390)	$902
Net realized gain (loss) on investments	71,101	4,775	130,619	(68)	3,247	5,272	219,315	382,630	340,713	(4,335)
Net change in unrealized appreciation (depreciation) on investments	387,976	(123,758)	304,874	(7,153)	4,334	(29,742)	(57,428)	(23,574)	(140,415)	(29,035)
Net increase (decrease) in net assets from operations	359,726	(146,525)	498,570	(8,927)	3,348	(19,501)	147,675	335,301	186,908	(32,468)

Contract transactions 1
Purchase payments (Note 4)	2,566,717	1,051,123	1,168,896	281,001	484,268	375,018	1,770,859	2,700,475	3,020,289	88,069
Surrenders and terminations	(856,508)	(103,317)	(555,993)	(10,244)	(22,907)	(16,089)	(502,584)	(266,290)	(78,187)	(2,133)
Transfers between Investment Divisions	(1,209,990)	242,236	(1,404,923)	201,204	23,962	(120,635)	(787,472)	62,817	(708,952)	47,660
Contract owner charges (Note 3)	(9,897)	(1,120)	(3,003)	(11)	(15)	(56)	(940)	(1,737)	(615)	(11)
Net increase (decrease) in net assets from contract transactions	490,322	1,188,922	(795,023)	471,950	485,308	238,238	479,863	2,495,265	2,232,535	133,585

Net increase (decrease) in net assets	850,048	1,042,397	(296,453)	463,023	488,656	218,737	627,538	2,830,566	2,419,443	101,117

Net assets beginning of period	8,623,579	2,029,591	7,950,473	22,966	135,133	257,477	4,757,506	7,820,194	4,407,443	55,925

Net assets end of period	$9,473,627	$3,071,988	$7,654,020	$485,989	$623,789	$476,214	$5,385,044	$10,650,760	$6,826,886	$157,042

1 Contract unit transactions
Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

Units Issued	295,155	154,755	145,373	46,760	53,341	47,780	189,210	248,849	253,669	19,162
Units Redeemed	(247,803)	(27,361)	(222,776)	(1,766)	(10,015)	(24,955)	(145,696)	(38,448)	(76,556)	(3,222)

Units Outstanding at December 31, 2014	900,750	340,613	693,625	47,184	55,687	48,323	480,060	875,916	534,300	22,702

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/ CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(8,684)	$(39,922)	$(5,878)	$(2,776)	$(3,832)	$(19,632)	$9,050	$(18,903)	$(22,101)	$(6,575)
Net realized gain (loss) on investments	873	104,117	43,073	3,522	2,989	6,591	308	210,347	18,909	525
Net change in unrealized appreciation (depreciation) on investments	30,567	334,182	(38,653)	(27,035)	(18,748)	(9,595)	(19,960)	(134,449)	156,424	34,592
Net increase (decrease) in net assets from operations	22,756	398,377	(1,458)	(26,289)	(19,591)	(22,636)	(10,602)	56,995	153,232	28,542

Contract transactions 1
Purchase payments (Note 4)	1,485,978	3,864,402	836,648	121,761	385,339	1,564,721	313,972	1,234,809	6,587,793	422,084
Surrenders and terminations	(28,904)	(170,516)	(2,892)	(27,598)	(16,251)	(23,474)	(8,234)	(44,144)	(102,053)	(14,296)
Transfers between Investment Divisions	144,004	422,009	162,405	17,684	(80,535)	(88,630)	(8,412)	217,680	1,599,836	199,470
Contract owner charges (Note 3)	(35)	(2,041)	(23)	(30)	(101)	(116)	(47)	(1,188)	(60)	(81)
Net increase (decrease) in net assets from contract transactions	1,601,043	4,113,854	996,138	111,817	288,452	1,452,501	297,279	1,407,157	8,085,516	607,177

Net increase (decrease) in net assets	1,623,799	4,512,231	994,680	85,528	268,861	1,429,865	286,677	1,464,152	8,238,748	635,719

Net assets beginning of period	290,074	3,384,075	69,770	160,319	145,312	775,217	96,059	1,028,702	463,486	267,959

Net assets end of period	$1,913,873	$7,896,306	$1,064,450	$245,847	$414,173	$2,205,082	$382,736	$2,492,854	$8,702,234	$903,678

1 Contract unit transactions
Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	10,361	71,818	46,494	28,344

Units Issued	154,241	352,795	120,766	20,578	60,343	213,537	39,993	130,368	874,090	69,451
Units Redeemed	(7,904)	(57,299)	(28,361)	(9,493)	(30,551)	(71,302)	(8,935)	(29,874)	(91,981)	(5,555)

Units Outstanding at December 31, 2014	172,794	545,207	99,361	26,618	45,004	219,530	41,419	172,312	828,603	92,240

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(26,030)	$(70,699)	$21,388	$(17,852)	$(6,213)	$(6,803)	$(358)	$(6,567)	$(17,813)	$(49,051)
Net realized gain (loss) on investments	65,049	72,777	56,297	326,878	1,451	(697)	(205)	104,788	10,010	(6,076)
Net change in unrealized appreciation (depreciation) on investments	63,200	531,658	(208,653)	(775,022)	(16,850)	21,388	(20,710)	(274,130)	103,975	(19,729)
Net increase (decrease) in net assets from operations	102,219	533,736	(130,968)	(465,996)	(21,612)	13,888	(21,273)	(175,909)	96,172	(74,856)

Contract transactions 1
Purchase payments (Note 4)	952,016	3,508,781	404,214	814,248	476,547	240,118	87,162	1,268,568	1,032,736	1,211,917
Surrenders and terminations	(215,147)	(246,781)	(16,285)	(65,720)	(2,251)	(22,075)	(1,516)	(174,686)	(109,380)	(243,656)
Transfers between Investment Divisions	154,274	270,822	105,695	11,016	161,748	(109,201)	61,786	1,753,121	456,303	(458,903)
Contract owner charges (Note 3)	(172)	(1,134)	(62)	(585)	(78)	(249)	(6)	(1,163)	(231)	(1,253)
Net increase (decrease) in net assets from contract transactions	890,971	3,531,688	493,562	758,959	635,966	108,593	147,426	2,845,840	1,379,428	508,105

Net increase (decrease) in net assets	993,190	4,065,424	362,594	292,963	614,354	122,481	126,153	2,669,931	1,475,600	433,249

Net assets beginning of period	1,954,244	4,696,672	393,597	1,284,265	277,933	621,509	—	3,463,211	1,123,679	4,388,828

Net assets end of period	$2,947,434	$8,762,096	$756,191	$1,577,228	$892,287	$743,990	$126,153	$6,133,142	$2,599,279	$4,822,077

1 Contract unit transactions
Units Outstanding at December 31, 2013	150,875	413,488	32,289	136,142	24,143	63,627	—	333,250	109,347	443,388

Units Issued	94,976	386,996	47,946	124,831	56,869	32,008	16,851	357,493	165,867	163,213
Units Redeemed	(29,083)	(84,177)	(6,546)	(48,137)	(1,569)	(21,161)	(438)	(87,998)	(37,816)	(111,297)

Units Outstanding at December 31, 2014	216,768	716,307	73,689	212,836	79,443	74,474	16,413	602,745	237,398	495,304

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$7,322	$1,350	$(33,057)	$(5,450)	$(8,524)	$(9,867)	$70,012	$499,444	$282,461	$222,847
Net realized gain (loss) on investments	(261)	98,640	182,738	(25,601)	(4,283)	(93,728)	2,380,872	5,040,252	5,905,057	2,320,440
Net change in unrealized appreciation (depreciation) on investments	(83,710)	74,596	198,101	(9,467)	(38,535)	(168,725)	(1,073,744)	(2,851,725)	(3,279,547)	(2,117,951)
Net increase (decrease) in net assets from operations	(76,649)	174,586	347,782	(40,518)	(51,342)	(272,320)	1,377,140	2,687,971	2,907,971	425,336

Contract transactions 1
Purchase payments (Note 4)	266,680	2,342,849	1,650,271	94,303	521,818	693,160	13,236,479	10,846,097	16,963,068	13,101,801
Surrenders and terminations	(3,542)	(54,710)	(130,955)	(12,221)	(28,001)	(50,262)	(1,039,622)	(3,817,561)	(3,901,566)	(3,794,575)
Transfers between Investment Divisions	71,537	547,615	2,551	(1,714,567)	160,741	283,755	1,743,377	1,190,069	(459,090)	131,149
Contract owner charges (Note 3)	(18)	(63)	(247)	(64)	(177)	(830)	(453,534)	(837,829)	(954,903)	(885,469)
Net increase (decrease) in net assets from contract transactions	334,657	2,835,691	1,521,620	(1,632,549)	654,381	925,823	13,486,700	7,380,776	11,647,509	8,552,906

Net increase (decrease) in net assets	258,008	3,010,277	1,869,402	(1,673,067)	603,039	653,503	14,863,840	10,068,747	14,555,480	8,978,242

Net assets beginning of period	58,694	530,080	2,481,389	1,673,067	469,437	672,280	32,238,285	69,637,375	78,307,028	74,334,714

Net assets end of period	$316,702	$3,540,357	$4,350,791	$—	$1,072,476	$1,325,783	$47,102,125	$79,706,122	$92,862,508	$83,312,956

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,682	50,434	170,546	169,371	47,469	144,980	2,848,937	5,610,401	6,488,258	4,503,119

Units Issued	37,286	280,223	132,330	10,557	83,708	287,095	1,585,535	1,204,623	1,697,059	930,421
Units Redeemed	(405)	(25,955)	(30,894)	(179,928)	(16,537)	(124,145)	(410,680)	(627,029)	(753,939)	(420,230)

Units Outstanding at December 31, 2014	42,563	304,702	271,982	—	114,640	307,930	4,023,792	6,187,995	7,431,378	5,013,310

(a)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Operations
Net investment income (loss)	$52,988	$(9,308)	$(19,344)	$3,326	$(173,966)	$(307,285)	$(401,400)	$(305,651)	$(183,427)	$(808,799)
Net realized gain (loss) on investments	2,561,454	3,103,637	701,019	9,455	452,623	3,172,279	123,939	967,917	323,532	4,349,301
Net change in unrealized appreciation (depreciation) on investments	(2,345,356)	(2,968,486)	(639,873)	(7,236)	424,260	8,718,162	(7,062)	(712,660)	378,295	5,082,872
Net increase (decrease) in net assets from operations	269,086	125,843	41,802	5,545	702,917	11,583,156	(284,523)	(50,394)	518,400	8,623,374

Contract transactions 1
Purchase payments (Note 4)	10,197,594	17,328,721	—	810,626	13,634,646	29,331,648	3,687,341	3,944,904	12,279,310	36,351,381
Surrenders and terminations	(2,408,499)	(4,554,475)	(1,208,728)	(9,069)	(754,851)	(3,131,936)	(1,038,241)	(683,885)	(470,279)	(4,105,852)
Transfers between Investment Divisions	(5,045,205)	(2,153,627)	(1,864,032)	768,628	4,247,066	21,374,961	2,146,277	314,547	2,332,929	6,149,231
Contract owner charges (Note 3)	(1,100,377)	(1,416,738)	(219,695)	—	(348,855)	(1,078,793)	(306,598)	(255,642)	(268,200)	(1,113,578)
Net increase (decrease) in net assets from contract transactions	1,643,513	9,203,881	(3,292,455)	1,570,185	16,778,006	46,495,880	4,488,779	3,319,924	13,873,760	37,281,182

Net increase (decrease) in net assets	1,912,599	9,329,724	(3,250,653)	1,575,730	17,480,923	58,079,036	4,204,256	3,269,530	14,392,160	45,904,556

Net assets beginning of period	93,592,456	114,336,794	18,920,611	—	22,787,689	69,306,102	21,682,808	20,366,879	15,515,804	82,479,818

Net assets end of period	$95,505,055	$123,666,518	$15,669,958	$1,575,730	$40,268,612	$127,385,138	$25,887,064	$23,636,409	$29,907,964	$128,384,374

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,536,168	6,768,005	1,096,149	—	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030

Units Issued	806,273	1,336,224	17,178	155,420	1,668,151	3,477,946	1,112,676	538,162	1,256,399	2,986,235
Units Redeemed	(712,556)	(803,369)	(206,197)	(936)	(262,561)	(493,898)	(704,973)	(286,483)	(143,491)	(614,018)

Units Outstanding at December 31, 2014	5,629,885	7,300,860	907,130	154,484	3,353,932	7,747,188	2,462,142	1,843,871	2,375,225	7,862,247

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(276,909)	$(243,116)	$95,820	$(835,180)	$(1,489,165)	$(569,302)	$(297)	$(341,106)	$(159,673)	$(114,421)
Net realized gain (loss) on investments	783,322	628,367	368,842	856,701	8,734,525	4,072,692	2	4,568,898	720,248	545,909
Net change in unrealized appreciation (depreciation) on investments	(2,242,465)	(4,006,915)	68,860	(8,889,762)	(6,170,320)	(799,857)	(334)	(4,061,828)	(811,640)	(319,490)
Net increase (decrease) in net assets from operations	(1,736,052)	(3,621,664)	533,522	(8,868,241)	1,075,040	2,703,533	(629)	165,964	(251,065)	111,998

Contract transactions 1
Purchase payments (Note 4)	8,491,983	6,781,512	1,729,241	7,475,593	42,794,852	6,566,539	258,647	22,865,274	1,247,112	977,652
Surrenders and terminations	(912,061)	(770,100)	(141,861)	(2,324,938)	(4,591,070)	(2,458,080)	—	(2,071,613)	(1,582,734)	(840,002)
Transfers between Investment Divisions	2,431,489	3,318,135	(635,214)	1,000,542	258,284	850,285	15,339	18,417,322	(535,818)	(309,646)
Contract owner charges (Note 3)	(377,395)	(377,210)	(2,222)	(540,727)	(1,725,319)	(338,845)	—	(422,400)	(193,513)	(139,629)
Net increase (decrease) in net assets from contract transactions	9,634,016	8,952,337	949,944	5,610,470	36,736,747	4,619,899	273,986	38,788,583	(1,064,953)	(311,625)

Net increase (decrease) in net assets	7,897,964	5,330,673	1,483,466	(3,257,771)	37,811,787	7,323,432	273,357	38,954,547	(1,316,018)	(199,627)

Net assets beginning of period	29,625,793	29,109,610	5,105,813	50,905,577	112,382,090	32,978,572	—	28,525,855	23,593,233	14,612,608

Net assets end of period	$37,523,757	$34,440,283	$6,589,279	$47,647,806	$150,193,877	$40,302,004	$273,357	$67,480,402	$22,277,215	$14,412,981

1 Contract unit transactions
Units Outstanding at December 31, 2013	2,376,531	2,436,051	489,160	4,647,806	9,464,717	956,665	—	1,935,335	1,717,113	463,383

Units Issued	1,025,020	978,774	226,669	1,193,360	8,277,373	266,035	27,802	3,914,904	210,615	50,291
Units Redeemed	(251,507)	(224,882)	(131,449)	(697,484)	(5,145,839)	(153,006)	—	(1,523,831)	(292,031)	(65,335)

Units Outstanding at December 31, 2014	3,150,044	3,189,943	584,380	5,143,682	12,596,251	1,069,694	27,802	4,326,408	1,635,697	448,339

(a)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(247,234)	$(1,159,219)	$(57,453)	$(183,529)	$82,749	$(222,854)	$891,316	$2,661,932	$(154,864)	$(319,747)
Net realized gain (loss) on investments	971,542	10,150,718	17,745	317,074	4,040,738	1,215,415	139,350	3,073,756	1,846,237	3,110,559
Net change in unrealized appreciation (depreciation) on investments	1,490,043	(7,904,590)	444,621	2,567,625	(3,360,432)	(2,274,238)	(1,822,137)	(4,897,549)	(4,471,713)	(525,520)
Net increase (decrease) in net assets from operations	2,214,351	1,086,909	404,913	2,701,170	763,055	(1,281,677)	(791,471)	838,139	(2,780,340)	2,265,292

Contract transactions 1
Purchase payments (Note 4)	7,971,844	12,769,741	1,839,745	2,901,023	13,274,837	4,728,958	11,079,501	38,178,816	5,509,183	5,889,660
Surrenders and terminations	(786,028)	(2,945,714)	(407,241)	(932,527)	(6,722,904)	(1,228,012)	(1,048,100)	(7,719,019)	(786,758)	(1,785,392)
Transfers between Investment Divisions	2,759,335	(8,074,682)	198,420	2,601,297	184,210	1,299,722	2,360,415	7,810,447	2,824,607	(442,151)
Contract owner charges (Note 3)	(258,094)	(763,401)	(125,041)	(303,188)	(972,198)	(313,827)	(279,060)	(1,368,789)	(228,509)	(456,702)
Net increase (decrease) in net assets from contract transactions	9,687,057	985,944	1,505,883	4,266,605	5,763,945	4,486,841	12,112,756	36,901,455	7,318,523	3,205,415

Net increase (decrease) in net assets	11,901,408	2,072,853	1,910,796	6,967,775	6,527,000	3,205,164	11,321,285	37,739,594	4,538,183	5,470,707

Net assets beginning of period	20,879,897	71,984,277	10,588,827	25,156,198	90,995,634	26,199,588	28,987,682	115,313,082	20,155,207	40,021,738

Net assets end of period	$32,781,305	$74,057,130	$12,499,623	$32,123,973	$97,522,634	$29,404,752	$40,308,967	$153,052,676	$24,693,390	$45,492,445

1 Contract unit transactions
Units Outstanding at December 31, 2013	877,336	1,909,937	1,295,796	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683

Units Issued	509,554	486,811	436,811	1,877,573	1,550,015	783,977	1,405,854	3,794,422	911,067	907,912
Units Redeemed	(129,035)	(463,342)	(264,686)	(1,294,427)	(1,091,560)	(394,805)	(392,356)	(1,246,080)	(229,719)	(640,574)

Units Outstanding at December 31, 2014	1,257,855	1,933,406	1,467,921	4,120,006	8,199,052	2,724,106	3,448,182	10,957,600	2,518,787	3,766,021

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Operations
Net investment income (loss)	$(475,478)	$379,917	$27,570	$(352,819)	$(257,266)	$(114,630)	$(153,208)	$(554,046)	$(337,947)	$(663,016)
Net realized gain (loss) on investments	5,541,381	(298,713)	(157,433)	9,790,683	2,866,123	3,886,737	1,125,070	8,632,168	1,603,386	3,332,739
Net change in unrealized appreciation (depreciation) on investments	(5,576,117)	1,681,904	(737,723)	(3,738,626)	(554,928)	2,604,968	(1,640,217)	(5,590,934)	527,777	138,013
Net increase (decrease) in net assets from operations	(510,214)	1,763,108	(867,586)	5,699,238	2,053,929	6,377,075	(668,355)	2,487,188	1,793,216	2,807,736

Contract transactions 1
Purchase payments (Note 4)	8,972,099	6,954,468	646,930	9,543,809	3,632,438	13,065,470	10,217,400	6,272,021	3,122,557	11,528,450
Surrenders and terminations	(1,587,625)	(2,235,184)	(809,650)	(1,802,403)	(585,666)	(2,364,624)	(2,214,247)	(1,746,842)	(1,237,520)	(1,989,093)
Transfers between Investment Divisions	4,855,147	8,749,288	(986,499)	8,826,744	14,429,543	2,176,029	3,263,172	1,639,192	(1,096,967)	9,364,529
Contract owner charges (Note 3)	(425,991)	(426,918)	(153,479)	(556,514)	(193,155)	(517,658)	(348,451)	(359,912)	(212,642)	(400,264)
Net increase (decrease) in net assets from contract transactions	11,813,630	13,041,654	(1,302,698)	16,011,636	17,283,160	12,359,217	10,917,874	5,804,459	575,428	18,503,622

Net increase (decrease) in net assets	11,303,416	14,804,762	(2,170,284)	21,710,874	19,337,089	18,736,292	10,249,519	8,291,647	2,368,644	21,311,358

Net assets beginning of period	36,575,230	44,744,416	15,019,823	42,938,983	11,685,500	44,391,369	33,599,616	33,216,292	23,525,533	31,744,953

Net assets end of period	$47,878,646	$59,549,178	$12,849,539	$64,649,857	$31,022,589	$63,127,661	$43,849,135	$41,507,939	$25,894,177	$53,056,311

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,972,713	1,861,828	1,115,866	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469

Units Issued	883,709	727,740	102,893	1,119,554	1,511,590	1,979,970	796,966	620,207	166,554	980,675
Units Redeemed	(248,877)	(207,836)	(201,580)	(294,197)	(149,388)	(1,216,594)	(271,149)	(291,152)	(147,336)	(224,080)

Units Outstanding at December 31, 2014	2,607,545	2,381,732	1,017,179	3,178,342	2,352,288	3,798,781	2,212,763	2,252,804	965,725	2,095,064

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Operations
Net investment income (loss)	$(571,009)	$144,556	$(615,725)	$592,547	$43,404	$(17,470)	$99,002	$191,340	$675,371	$153,483
Net realized gain (loss) on investments	15,755,313	169,757	6,198,966	(63,702)	918,613	(32,827)	3,574,643	8,201,780	443,425	426,822
Net change in unrealized appreciation (depreciation) on investments	(22,452,743)	(4,356,655)	(1,880,872)	878,646	(3,386,936)	25,676	(897,796)	(8,096,477)	249,159	(165,751)
Net increase (decrease) in net assets from operations	(7,268,439)	(4,042,342)	3,702,369	1,407,491	(2,424,919)	(24,621)	2,775,849	296,643	1,367,955	414,554

Contract transactions 1
Purchase payments (Note 4)	21,035,846	5,634,624	11,602,581	5,444,332	1,783,354	41,261	3,628,522	6,490,637	7,828,189	2,791,493
Surrenders and terminations	(3,903,467)	(1,959,789)	(1,965,106)	(2,673,632)	(2,212,985)	(40,198)	(1,719,021)	(3,290,331)	(3,127,637)	(421,129)
Transfers between Investment Divisions	(5,244,887)	788,203	6,607,261	472,631	(2,365,555)	(3,775,541)	(2,306,440)	(10,077,607)	2,406,176	15,495
Contract owner charges (Note 3)	(1,347,796)	(307,558)	(364,975)	(359,946)	(366,713)	(10,743)	(417,058)	(426,381)	(279,895)	(113,718)
Net increase (decrease) in net assets from contract transactions	10,539,696	4,155,480	15,879,761	2,883,385	(3,161,899)	(3,785,221)	(813,997)	(7,303,682)	6,826,833	2,272,141

Net increase (decrease) in net assets	3,271,257	113,138	19,582,130	4,290,876	(5,586,818)	(3,809,842)	1,961,852	(7,007,039)	8,194,788	2,686,695

Net assets beginning of period	122,561,324	31,060,459	30,655,565	34,446,248	38,740,689	3,809,842	41,074,281	48,339,958	32,591,913	9,606,125

Net assets end of period	$125,832,581	$31,173,597	$50,237,695	$38,737,124	$33,153,871	$—	$43,036,133	$41,332,919	$40,786,701	$12,292,820

1 Contract unit transactions
Units Outstanding at December 31, 2013	8,544,915	2,046,062	900,243	1,782,102	2,894,431	273,836	3,422,839	2,085,394	2,413,180	1,310,565

Units Issued	5,315,048	585,275	602,176	1,161,881	213,243	7,685	499,654	385,324	884,967	686,242
Units Redeemed	(4,582,899)	(308,926)	(190,934)	(1,017,578)	(462,087)	(281,521)	(559,122)	(705,116)	(409,773)	(388,763)

Units Outstanding at December 31, 2014	9,277,064	2,322,411	1,311,485	1,926,405	2,645,587	—	3,363,371	1,765,602	2,888,374	1,608,044

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund
Operations
Net investment income (loss)	$(260,628)	$(37,479)	$(50,809)	$(14,418)	$(204,811)	$280,141	$(899,713)	$(139,626)	$1,116,375	$1,046,128
Net realized gain (loss) on investments	3,394,392	873,116	559,314	376,017	4,127,577	(43,327)	5,886,659	5,749,969	904,550	11,768,632
Net change in unrealized appreciation (depreciation) on investments	(789,008)	(683,517)	(2,088,443)	(1,719,499)	(337,313)	(312,598)	14,856,533	(3,216,079)	(7,072,691)	9,703,803
Net increase (decrease) in net assets from operations	2,344,756	152,120	(1,579,938)	(1,357,900)	3,585,453	(75,784)	19,843,479	2,394,264	(5,051,766)	22,518,563

Contract transactions 1
Purchase payments (Note 4)	6,701,433	1,817,471	11,436,111	7,412,047	9,295,200	387,127	30,075,042	8,285,467	11,304,259	8,525,184
Surrenders and terminations	(1,370,064)	(107,225)	(466,945)	(291,093)	(1,308,118)	(78,123)	(4,847,266)	(3,165,277)	(3,904,391)	(30,809,317)
Transfers between Investment Divisions	(4,384,957)	425,830	2,075,689	3,185,613	(5,419,715)	(381,538)	24,144,481	(2,097,180)	10,323,306	(10,333,060)
Contract owner charges (Note 3)	(241,353)	(38,767)	(254,056)	(116,395)	(324,541)	(15,862)	(891,702)	(685,483)	(479,194)	(1,624,063)
Net increase (decrease) in net assets from contract transactions	705,059	2,097,309	12,790,799	10,190,172	2,242,826	(88,396)	48,480,555	2,337,527	17,243,980	(34,241,256)

Net increase (decrease) in net assets	3,049,815	2,249,429	11,210,861	8,832,272	5,828,279	(164,180)	68,324,034	4,731,791	12,192,214	(11,722,693)

Net assets beginning of period	27,062,547	2,305,070	16,398,947	5,019,850	33,961,964	3,192,762	64,183,355	65,058,769	49,445,889	262,163,588

Net assets end of period	$30,112,362	$4,554,499	$27,609,808	$13,852,122	$39,790,243	$3,028,582	$132,507,389	$69,790,560	$61,638,103	$250,440,895

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,352,547	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963

Units Issued	518,604	231,788	2,832,562	2,482,755	1,539,265	52,015	2,604,766	871,814	1,404,282	790,028
Units Redeemed	(496,058)	(85,838)	(1,546,297)	(1,852,813)	(1,412,292)	(61,159)	(504,904)	(699,238)	(477,854)	(2,917,961)

Units Outstanding at December 31, 2014	1,375,093	312,511	2,947,475	963,095	3,360,811	314,858	5,236,221	5,342,150	3,631,130	14,279,030

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund
Operations
Net investment income (loss)	$116,386	$(380,216)	$41,167	$(231,759)	$85,963	$(28,169)	$(526,466)	$(316,464)	$(129,599)	$(419,713)
Net realized gain (loss) on investments	2,220,537	4,488,874	804,230	3,259,458	482,366	764,692	10,119,733	14,417,015	2,382,729	3,887,339
Net change in unrealized appreciation (depreciation) on investments	(490,828)	496,114	(273,136)	(13,571,029)	(587,083)	(551,933)	(3,368,786)	8,243,388	(1,992,144)	(1,167,019)
Net increase (decrease) in net assets from operations	1,846,095	4,604,772	572,261	(10,543,330)	(18,754)	184,590	6,224,481	22,343,939	260,986	2,300,607

Contract transactions 1
Purchase payments (Note 4)	2,189,503	7,681,185	1,222,359	17,597,444	2,567,249	1,227,357	18,967,527	49,313,318	3,698,198	13,675,239
Surrenders and terminations	(3,162,815)	(1,976,457)	(231,699)	(3,549,676)	(265,075)	(186,579)	(5,144,906)	(14,176,528)	(1,220,457)	(5,982,660)
Transfers between Investment Divisions	(2,070,210)	14,621,974	(8,204,999)	5,989,890	252,902	101,939	(3,325,052)	(1,179,498)	2,961,268	(7,163,295)
Contract owner charges (Note 3)	(329,085)	(246,857)	(48,419)	(732,950)	(81,448)	(38,954)	(747,768)	(2,040,229)	(141,648)	(597,609)
Net increase (decrease) in net assets from contract transactions	(3,372,607)	20,079,845	(7,262,758)	19,304,708	2,473,628	1,103,763	9,749,801	31,917,063	5,297,361	(68,325)

Net increase (decrease) in net assets	(1,526,512)	24,684,617	(6,690,497)	8,761,378	2,454,874	1,288,353	15,974,282	54,261,002	5,558,347	2,232,282

Net assets beginning of period	36,911,223	19,931,655	6,690,497	62,862,752	6,356,066	3,874,397	75,340,340	205,436,440	13,174,064	72,482,105

Net assets end of period	$35,384,711	$44,616,272	$—	$71,624,130	$8,810,940	$5,162,750	$91,314,622	$259,697,442	$18,732,411	$74,714,387

1 Contract unit transactions
Units Outstanding at December 31, 2013	2,957,811	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	3,306,032

Units Issued	299,112	1,416,226	191,453	795,632	447,517	137,736	1,327,967	5,281,979	566,415	958,537
Units Redeemed	(568,416)	(422,338)	(1,005,338)	(350,783)	(298,942)	(63,941)	(950,791)	(3,612,141)	(235,800)	(978,387)

Units Outstanding at December 31, 2014	2,688,507	2,079,983	—	2,011,900	562,137	330,574	3,482,334	14,603,665	1,167,734	3,286,182

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$(511,097)	$(15,512)	$(459,129)	$(10,505)	$(597)	$(1,589)	$(86,312)	$(119,733)	$(526,861)	$(678,249)
Net realized gain (loss) on investments	4,151,094	40,195	1,937,803	296	4	28	176,963	223,084	3,004,165	(3,267,767)
Net change in unrealized appreciation (depreciation) on investments	6,069,433	311,638	(456,516)	45,694	758	8,754	(185,096)	394,381	(2,305,287)	5,159,062
Net increase (decrease) in net assets from operations	9,709,430	336,321	1,022,158	35,485	165	7,193	(94,445)	497,732	172,017	1,213,046

Contract transactions 1
Purchase payments (Note 4)	18,094,547	1,376,445	3,450,927	711,010	108,230	510,782	3,356,600	8,766,615	8,192,736	11,231,396
Surrenders and terminations	(2,428,409)	(24,248)	(3,687,889)	(5,444)	(268)	(2,324)	(106,008)	(681,821)	(2,708,021)	(4,803,202)
Transfers between Investment Divisions	1,791,335	1,181,558	6,067,078	1,106,809	59,437	164,702	202,349	11,945,675	3,987,752	(4,958,568)
Contract owner charges (Note 3)	(560,588)	(342)	(229,194)	—	(6)	—	(62,201)	(185,813)	(509,943)	(851,065)
Net increase (decrease) in net assets from contract transactions	16,896,885	2,533,413	5,600,922	1,812,375	167,393	673,160	3,390,740	19,844,656	8,962,524	618,561

Net increase (decrease) in net assets	26,606,315	2,869,734	6,623,080	1,847,860	167,558	680,353	3,296,295	20,342,388	9,134,541	1,831,607

Net assets beginning of period	46,277,000	270,870	29,080,163	—	—	—	3,787,454	10,544,021	47,210,448	80,705,268

Net assets end of period	$72,883,315	$3,140,604	$35,703,243	$1,847,860	$167,558	$680,353	$7,083,749	$30,886,409	$56,344,989	$82,536,875

1 Contract unit transactions
Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	—	—	294,384	1,027,752	2,570,761	6,059,082

Units Issued	3,032,760	288,119	1,372,776	178,129	16,201	65,751	391,287	2,286,765	925,247	1,192,569
Units Redeemed	(1,405,078)	(52,705)	(1,047,033)	(576)	(34)	(251)	(124,099)	(400,792)	(438,685)	(1,165,889)

Units Outstanding at December 31, 2014	6,680,648	263,832	2,479,494	177,553	16,167	65,500	561,572	2,913,725	3,057,323	6,085,762

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$4,350,189	$814,721	$4,773,009	$(116,829)	$(119,442)	$309,338	$1,433,863	$2,240,608	$(439,121)	$(86,989)
Net realized gain (loss) on investments	1,050,624	385,212	2,554,066	1,443,505	2,035,558	392,987	1,644,628	18,741,836	5,292,952	12,256,145
Net change in unrealized appreciation (depreciation) on investments	208,600	(2,281,058)	(9,290,846)	(114,521)	(1,434,685)	200,106	(3,329,099)	10,551,770	(1,803,777)	4,749,478
Net increase (decrease) in net assets from operations	5,609,413	(1,081,125)	(1,963,771)	1,212,155	481,431	902,431	(250,608)	31,534,214	3,050,054	16,918,634

Contract transactions 1
Purchase payments (Note 4)	31,652,831	34,207,025	24,982,008	4,488,261	2,549,456	1,114,714	5,451,849	93,974,944	7,328,727	23,762,784
Surrenders and terminations	(14,013,641)	(2,802,818)	(7,397,172)	(489,797)	(286,718)	(489,554)	(789,899)	(9,730,588)	(2,082,165)	(8,289,475)
Transfers between Investment Divisions	(27,785,703)	(7,029,598)	3,014,726	1,385,184	898,240	555,342	(1,890,038)	33,344,147	2,991,383	21,463,857
Contract owner charges (Note 3)	(2,426,745)	(533,905)	(840,475)	(143,586)	(111,427)	(74,226)	(166,503)	(2,207,800)	(368,870)	(1,617,607)
Net increase (decrease) in net assets from contract transactions	(12,573,258)	23,840,704	19,759,087	5,240,062	3,049,551	1,106,276	2,605,409	115,380,703	7,869,075	35,319,559

Net increase (decrease) in net assets	(6,963,845)	22,759,579	17,795,316	6,452,217	3,530,982	2,008,707	2,354,801	146,914,917	10,919,129	52,238,193

Net assets beginning of period	241,408,325	55,347,433	89,002,921	10,912,731	8,595,503	7,681,663	22,470,891	167,199,646	32,333,403	129,777,040

Net assets end of period	$234,444,480	$78,107,012	$106,798,237	$17,364,948	$12,126,485	$9,690,370	$24,825,692	$314,114,563	$43,252,532	$182,015,233

1 Contract unit transactions
Units Outstanding at December 31, 2013	12,715,325	5,104,399	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476

Units Issued	2,027,345	3,690,874	2,077,104	496,535	341,670	89,705	456,425	9,389,388	1,032,694	3,379,990
Units Redeemed	(2,720,925)	(1,521,459)	(1,129,294)	(169,159)	(139,535)	(54,363)	(292,538)	(3,115,967)	(636,725)	(1,330,460)

Units Outstanding at December 31, 2014	12,021,745	7,273,814	5,575,769	1,046,259	775,362	374,172	1,679,930	15,734,311	2,092,340	10,200,006

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)
Operations
Net investment income (loss)	$(127)	$(309,658)	$(1,429,598)	$(1,840,493)	$(3,238,244)	$(3,787,563)	$(5,602,537)	$(12,506)	$(129,991)	$(5,561)
Net realized gain (loss) on investments	1	8,344,927	16,042,483	4,103,570	16,200,081	9,487,904	17,273,922	17,389	4,969,957	(280)
Net change in unrealized appreciation (depreciation) on investments	(118)	(1,260,618)	(9,049,202)	(141,373)	(565,118)	644,396	411,793	193,137	(1,667,905)	(31,250)
Net increase (decrease) in net assets from operations	(244)	6,774,651	5,563,683	2,121,704	12,396,719	6,344,737	12,083,178	198,020	3,172,061	(37,091)

Contract transactions 1
Purchase payments (Note 4)	103,064	12,458,656	26,004,201	17,604,750	47,526,421	44,302,628	65,030,567	1,912,487	7,535,700	1,508,834
Surrenders and terminations	(55)	(1,378,124)	(10,767,353)	(13,155,255)	(18,052,902)	(19,314,628)	(23,444,626)	(104,006)	(1,073,424)	(15,136)
Transfers between Investment Divisions	39,009	6,108,098	(5,224,301)	(2,643,768)	2,513,960	(773,653)	1,681,590	1,467,030	6,434,039	310,277
Contract owner charges (Note 3)	—	(385,587)	(1,159,246)	(1,590,232)	(3,147,683)	(3,058,721)	(4,420,722)	(5,572)	(235,249)	(13)
Net increase (decrease) in net assets from contract transactions	142,018	16,803,043	8,853,301	215,495	28,839,796	21,155,626	38,846,809	3,269,939	12,661,066	1,803,962

Net increase (decrease) in net assets	141,774	23,577,694	14,416,984	2,337,199	41,236,515	27,500,363	50,929,987	3,467,959	15,833,127	1,766,871

Net assets beginning of period	—	36,297,578	121,397,872	143,688,716	298,546,716	264,135,441	403,506,136	—	17,480,212	—

Net assets end of period	$141,774	$59,875,272	$135,814,856	$146,025,915	$339,783,231	$291,635,804	$454,436,123	$3,467,959	$33,313,339	$1,766,871

1 Contract unit transactions
Units Outstanding at December 31, 2013	—	1,915,848	6,367,009	10,837,076	15,339,809	18,061,803	21,809,099	—	1,080,078	—

Units Issued	15,043	1,577,231	4,189,393	1,995,753	3,051,964	3,729,482	4,386,581	330,790	1,055,707	186,899
Units Redeemed	(12)	(773,528)	(3,782,435)	(2,000,183)	(1,611,006)	(2,334,009)	(2,387,535)	(24,133)	(335,581)	(1,917)

Units Outstanding at December 31, 2014	15,031	2,719,551	6,773,967	10,832,646	16,780,767	19,457,276	23,808,145	306,657	1,800,204	184,982

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(2,440,514)	$(2,048,504)	$(179,399)	$(650,121)	$(267,115)	$(866,360)	$(60,010)
Net realized gain (loss) on investments	23,921,405	17,621,948	(117,776)	8,981,744	10,936,987	795	4,028,661
Net change in unrealized appreciation (depreciation) on investments	(10,446,721)	31,543	(239,570)	1,135,322	3,114,356	—	124,342
Net increase (decrease) in net assets from operations	11,034,170	15,604,987	(536,745)	9,466,945	13,784,228	(865,565)	4,092,993

Contract transactions 1
Purchase payments (Note 4)	23,747,877	21,666,415	19,244,660	19,049,472	39,822,584	88,275,498	5,252,240
Surrenders and terminations	(9,068,439)	(8,719,444)	(2,655,816)	(5,932,936)	(9,127,438)	(9,590,609)	(2,795,243)
Transfers between Investment Divisions	(5,353,159)	4,300,100	(13,129,706)	2,831,009	26,285,725	(68,316,644)	(2,749,786)
Contract owner charges (Note 3)	(1,443,022)	(1,392,396)	(421,949)	(715,674)	(1,653,729)	(497,699)	(412,145)
Net increase (decrease) in net assets from contract transactions	7,883,257	15,854,675	3,037,189	15,231,871	55,327,142	9,870,546	(704,934)

Net increase (decrease) in net assets	18,917,427	31,459,662	2,500,444	24,698,816	69,111,370	9,004,981	3,388,059

Net assets beginning of period	149,249,580	131,138,063	44,958,990	74,023,224	145,061,371	58,662,262	40,693,268

Net assets end of period	$168,167,007	$162,597,725	$47,459,434	$98,722,040	$214,172,741	$67,667,243	$44,081,327

1 Contract unit transactions
Units Outstanding at December 31, 2013	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355	4,817,097	1,448,278

Units Issued	742,363	432,689	2,389,494	1,244,543	1,957,749	10,056,532	270,788
Units Redeemed	(594,981)	(217,728)	(2,112,201)	(584,651)	(530,641)	(9,376,247)	(289,595)

Units Outstanding at December 31, 2014	3,515,558	2,134,282	4,599,060	4,005,270	5,422,463	5,497,382	1,429,471

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund(a)	CG - Institutional Alt 100 Conservative Fund(a)	CG - Institutional Alt 100 Growth Fund(a)	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund(a)
Operations
Net investment income (loss)	$(4,160)	$(13,884)	$(13,869)	$(6,931)	$(11,274)	$(3,106)	$(4,906)	$(126,692)	$(36,601)	$(8,958)
Net realized gain (loss) on investments	4,385	68,041	16,232	(11,452)	942	572	3,228	82,707	42,288	151
Net change in unrealized appreciation (depreciation) on investments	(2,670)	267,450	334,340	(22,702)	208,619	7,078	32,372	285,840	271,036	31,172
Net increase (decrease) in net assets from operations	(2,445)	321,607	336,703	(41,085)	198,287	4,544	30,694	241,855	276,723	22,365

Contract transactions 1
Purchase payments (Note 4)	2,096,126	1,821,581	1,779,965	1,520,810	2,244,349	688,356	1,364,407	9,466,296	2,492,580	2,207,900
Surrenders and terminations	(51,307)	(4,741)	(7,801)	(44,876)	(17,217)	(2,477)	(548)	(63,287)	(39,307)	(46,955)
Transfers between Investment Divisions	141,953	(171,303)	3,976	(462,116)	737,666	(30,239)	46,515	(819,601)	(246,605)	213,871
Contract owner charges (Note 3)	(361)	(60)	(309)	(27)	—	—	(69)	(2,719)	(931)	(53)
Net increase (decrease) in net assets from contract transactions	2,186,411	1,645,477	1,775,831	1,013,791	2,964,798	655,640	1,410,305	8,580,689	2,205,737	2,374,763

Net increase (decrease) in net assets	2,183,966	1,967,084	2,112,534	972,706	3,163,085	660,184	1,440,999	8,822,544	2,482,460	2,397,128

Net assets beginning of period	797,205	291,615	1,462,790	278,023	—	—	—	6,324,401	2,615,218	—

Net assets end of period	$2,981,171	$2,258,699	$3,575,324	$1,250,729	$3,163,085	$660,184	$1,440,999	$15,146,945	$5,097,678	$2,397,128

1 Contract unit transactions
Units Outstanding at December 31, 2012	75,809	28,344	140,820	27,684	—	—	—	624,425	252,924	—

Units Issued	238,399	197,886	171,547	167,826	292,831	83,791	168,853	982,667	257,221	264,993
Units Redeemed	(29,870)	(51,683)	(14,594)	(66,498)	(1,693)	(17,297)	(26,305)	(152,221)	(51,456)	(19,572)

Units Outstanding at December 31, 2013	284,338	174,547	297,773	129,012	291,138	66,494	142,548	1,454,871	458,689	245,421

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - International Opportunities Conservative Fund(a)	CG - International Opportunities Growth Fund(a)	CG - International Opportunities Moderate Fund(a)	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund(a)	CG - Real Assets Fund(a)	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(128)	$(325)	$(1,158)	$(22,316)	$(32,490)	$(74,413)	$(4,471)	$(714)	$(27,788)	$(51,547)
Net realized gain (loss) on investments	—	(161)	279	35,404	53,568	90,837	1,421	12	24,654	96,616
Net change in unrealized appreciation (depreciation) on investments	401	1,329	9,229	448,846	500,894	818,099	10,110	3,390	421,600	642,754
Net increase (decrease) in net assets from operations	273	843	8,350	461,934	521,972	834,523	7,060	2,688	418,466	687,823

Contract transactions 1
Purchase payments (Note 4)	53,045	165,123	363,330	2,998,709	5,943,277	8,269,060	1,069,241	268,586	2,976,413	3,199,484
Surrenders and terminations	—	(9,912)	(1,876)	(97,455)	(297,740)	(231,299)	(1,704)	(251)	(24,461)	(194,113)
Transfers between Investment Divisions	38,813	26,170	61,421	34,194	922,412	(75,764)	50,844	13,002	168,565	(13,011)
Contract owner charges (Note 3)	—	—	—	(888)	(1,071)	(1,495)	—	—	(564)	(1,353)
Net increase (decrease) in net assets from contract transactions	91,858	181,381	422,875	2,934,560	6,566,878	7,960,502	1,118,381	281,337	3,119,953	2,991,007

Net increase (decrease) in net assets	92,131	182,224	431,225	3,396,494	7,088,850	8,795,025	1,125,441	284,025	3,538,419	3,678,830

Net assets beginning of period	—	—	—	890,114	2,454,605	4,376,528	—	—	1,446,409	4,623,016

Net assets end of period	$92,131	$182,224	$431,225	$4,286,608	$9,543,455	$13,171,553	$1,125,441	$284,025	$4,984,828	$8,301,846

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	—	—	86,554	235,346	419,583	—	—	142,357	451,769

Units Issued	9,461	19,509	45,101	295,263	642,824	834,367	130,604	28,922	324,051	322,014
Units Redeemed	—	(1,503)	(1,700)	(27,305)	(53,531)	(111,791)	(14,071)	(26)	(37,034)	(45,705)

Units Outstanding at December 31, 2013	9,461	18,006	43,401	354,512	824,639	1,142,159	116,533	28,896	429,374	728,078

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund(b)	Curian Focused U.S. Equity Fund(b)	Curian Long Short Credit Fund(a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund(a)
Operations
Net investment income (loss)	$(63,349)	$(14,577)	$(69,779)	$(26)	$(309)	$(812)	$(36,889)	$(45,527)	$(25,142)	$183
Net realized gain (loss) on investments	13,082	58,560	8,188	1	16	147	20,102	27,721	87,620	(375)
Net change in unrealized appreciation (depreciation) on investments	12,371	(27,979)	(19,975)	874	9,449	7,823	184,946	626,699	312,467	(1,133)
Net increase (decrease) in net assets from operations	(37,896)	16,004	(81,566)	849	9,156	7,158	168,159	608,893	374,945	(1,325)

Contract transactions 1
Purchase payments (Note 4)	6,678,852	1,645,138	7,214,551	21,913	125,786	195,749	3,637,515	6,161,699	2,997,490	50,969
Surrenders and terminations	(169,856)	(19,422)	(445,301)	—	—	(8,307)	(70,725)	(36,593)	(7,859)	(51)
Transfers between Investment Divisions	(360,866)	(552,901)	(1,235,159)	204	191	62,877	(371,415)	(363,538)	242,407	6,332
Contract owner charges (Note 3)	(1,704)	(253)	(6,480)	—	—	—	(261)	(941)	(428)	—
Net increase (decrease) in net assets from contract transactions	6,146,426	1,072,562	5,527,611	22,117	125,977	250,319	3,195,114	5,760,627	3,231,610	57,250

Net increase (decrease) in net assets	6,108,530	1,088,566	5,446,045	22,966	135,133	257,477	3,363,273	6,369,520	3,606,555	55,925

Net assets beginning of period	2,515,049	941,025	2,504,428	—	—	—	1,394,233	1,450,674	800,888	—

Net assets end of period	$8,623,579	$2,029,591	$7,950,473	$22,966	$135,133	$257,477	$4,757,506	$7,820,194	$4,407,443	$55,925

1 Contract unit transactions
Units Outstanding at December 31, 2012	251,469	99,644	243,824	—	—	—	134,980	139,102	76,073	—

Units Issued	723,269	193,234	714,658	2,190	12,361	26,356	358,253	569,488	301,371	7,994
Units Redeemed	(121,340)	(79,659)	(187,454)	—	—	(858)	(56,687)	(43,075)	(20,257)	(1,232)

Units Outstanding at December 31, 2013	853,398	213,219	771,028	2,190	12,361	25,498	436,546	665,515	357,187	6,762

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/American Funds Global Growth Fund(b)	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund(b)	Curian/Ashmore Emerging Market Small Cap Equity Fund(a)	Curian/Baring International Fixed Income Fund(a)	Curian/BlackRock Global Long Short Credit Fund(a)	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund(b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	Curian/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(367)	$(14,551)	$(53)	$(437)	$472	$(2,497)	$(39)	$(444)	$(1,226)	$42,658
Net realized gain (loss) on investments	15	22,196	—	47	(1)	482	9,890	(13)	(1,743)	196,632
Net change in unrealized appreciation (depreciation) on investments	13,413	411,812	(399)	8,769	(1,921)	11,642	126,639	(3,043)	(1,851)	(62,935)
Net increase (decrease) in net assets from operations	13,061	419,457	(452)	8,379	(1,450)	9,627	136,490	(3,500)	(4,820)	176,355

Contract transactions 1
Purchase payments (Note 4)	265,099	2,322,477	43,717	109,778	146,849	700,773	652,433	330,126	254,598	1,400,520
Surrenders and terminations	(421)	(41,301)	(28)	(82)	(136)	(23,033)	(2,355)	(2,116)	(59,447)	(48,363)
Transfers between Investment Divisions	12,335	239,281	26,533	42,244	49	87,853	228,230	138,976	77,628	284,978
Contract owner charges (Note 3)	—	(455)	—	—	—	(3)	(8)	—	—	(50)
Net increase (decrease) in net assets from contract transactions	277,013	2,520,002	70,222	151,940	146,762	765,590	878,300	466,986	272,779	1,637,085

Net increase (decrease) in net assets	290,074	2,939,459	69,770	160,319	145,312	775,217	1,014,790	463,486	267,959	1,813,440

Net assets beginning of period	—	444,616	—	—	—	—	13,912	—	—	140,804

Net assets end of period	$290,074	$3,384,075	$69,770	$160,319	$145,312	$775,217	$1,028,702	$463,486	$267,959	$1,954,244

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	42,050	—	—	—	—	1,381	—	—	13,269

Units Issued	26,502	222,160	6,959	15,594	15,231	81,021	74,593	46,707	37,992	157,083
Units Redeemed	(45)	(14,499)	(3)	(61)	(19)	(3,726)	(4,156)	(213)	(9,648)	(19,477)

Units Outstanding at December 31, 2013	26,457	249,711	6,956	15,533	15,212	77,295	71,818	46,494	28,344	150,875

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund(a)	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund(a)	Curian/T. Rowe Price Capital Appreciation Fund(b)
Operations
Net investment income (loss)	$27,668	$(1,829)	$(9,958)	$(669)	$1,474	$(24,954)	$9,057	$(37,709)	$206	$626
Net realized gain (loss) on investments	19,933	479	9,444	288	(271)	28,987	(8,808)	18,138	(1)	212
Net change in unrealized appreciation (depreciation) on investments	228,754	27,575	67,409	18,024	(11,754)	16,924	(34,106)	(16,142)	(375)	12,808
Net increase (decrease) in net assets from operations	276,355	26,225	66,895	17,643	(10,551)	20,957	(33,857)	(35,713)	(170)	13,646

Contract transactions 1
Purchase payments (Note 4)	2,908,339	315,809	686,877	127,149	419,542	2,351,150	1,019,978	2,974,402	49,542	467,511
Surrenders and terminations	(91,704)	(1,600)	(21,548)	(3,760)	(12,562)	(50,547)	(118,868)	(150,807)	(51)	—
Transfers between Investment Divisions	500,337	52,661	78,629	136,901	40,934	40,954	(383,029)	(663,600)	9,373	48,923
Contract owner charges (Note 3)	(504)	(6)	(297)	—	(87)	(499)	(115)	(996)	—	—
Net increase (decrease) in net assets from contract transactions	3,316,468	366,864	743,661	260,290	447,827	2,341,058	517,966	2,158,999	58,864	516,434

Net increase (decrease) in net assets	3,592,823	393,089	810,556	277,933	437,276	2,362,015	484,109	2,123,286	58,694	530,080

Net assets beginning of period	1,103,849	508	473,709	—	184,233	1,101,196	639,570	2,265,542	—	—

Net assets end of period	$4,696,672	$393,597	$1,284,265	$277,933	$621,509	$3,463,211	$1,123,679	$4,388,828	$58,694	$530,080

1 Contract unit transactions
Units Outstanding at December 31, 2012	108,396	49	53,990	—	18,302	108,401	60,556	227,011	—	—

Units Issued	335,550	35,393	103,082	24,648	50,494	256,386	119,762	335,449	5,687	50,434
Units Redeemed	(30,458)	(3,153)	(20,930)	(505)	(5,169)	(31,537)	(70,971)	(119,072)	(5)	—

Units Outstanding at December 31, 2013	413,488	32,289	136,142	24,143	63,627	333,250	109,347	443,388	5,682	50,434

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(a)	Curian/Urdang International REIT Fund(a)	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Operations
Net investment income (loss)	$8,262	$(14,751)	$(1,920)	$1,251	$(4,197)	$(127,162)	$(116,029)	$(224,039)	$364,297	$160,427
Net realized gain (loss) on investments	193,504	(11,861)	(1,322)	(356)	(32,338)	1,153,220	2,231,285	2,857,908	2,052,030	2,679,950
Net change in unrealized appreciation (depreciation) on investments	149,781	15,342	(1,650)	(480)	(264,264)	3,542,901	6,276,753	9,188,060	5,070,715	5,367,784
Net increase (decrease) in net assets from operations	351,547	(11,270)	(4,892)	415	(300,799)	4,568,959	8,392,009	11,821,929	7,487,042	8,208,161

Contract transactions 1
Purchase payments (Note 4)	1,540,107	1,015,206	363,280	85,575	653,098	9,333,005	12,388,804	15,168,695	12,459,161	17,245,221
Surrenders and terminations	(27,049)	(40,355)	(32,678)	(60)	(15,064)	(692,802)	(3,180,362)	(3,230,166)	(2,063,699)	(1,442,949)
Transfers between Investment Divisions	359,135	(112,037)	143,727	10,129	153,118	2,176,985	2,931,909	3,675,505	(170,625)	4,846,478
Contract owner charges (Note 3)	(90)	(369)	—	—	(492)	(223,900)	(633,477)	(607,676)	(661,993)	(933,501)
Net increase (decrease) in net assets from contract transactions	1,872,103	862,445	474,329	95,644	790,660	10,593,288	11,506,874	15,006,358	9,562,844	19,715,249

Net increase (decrease) in net assets	2,223,650	851,175	469,437	96,059	489,861	15,162,247	19,898,883	26,828,287	17,049,886	27,923,410

Net assets beginning of period	257,739	821,892	—	—	182,419	17,076,038	49,738,492	51,478,741	57,284,828	65,669,046

Net assets end of period	$2,481,389	$1,673,067	$469,437	$96,059	$672,280	$32,238,285	$69,637,375	$78,307,028	$74,334,714	$93,592,456

1 Contract unit transactions
Units Outstanding at December 31, 2012	23,990	81,626	—	—	20,291	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858

Units Issued	158,361	125,321	57,661	14,278	141,514	1,244,019	1,487,972	2,092,334	988,100	1,798,611
Units Redeemed	(11,805)	(37,576)	(10,192)	(3,917)	(16,825)	(242,296)	(503,866)	(748,089)	(379,243)	(561,301)

Units Outstanding at December 31, 2013	170,546	169,371	47,469	10,361	144,980	2,848,937	5,610,401	6,488,258	4,503,119	5,536,168

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Operations
Net investment income (loss)	$(263,987)	$(271,873)	$(91,021)	$(201,949)	$115,253	$(149,420)	$(83,955)	$(434,759)	$(186,574)	$(248,898)
Net realized gain (loss) on investments	2,435,406	1,271,689	116,429	1,775,442	63,164	342,106	193,521	2,201,737	733,162	337,186
Net change in unrealized appreciation (depreciation) on investments	6,568,251	1,328,551	1,660,168	12,426,071	(1,167,012)	3,587,112	1,495,865	15,288,609	3,703,086	2,152,260
Net increase (decrease) in net assets from operations	8,739,670	2,328,367	1,685,576	13,999,564	(988,595)	3,779,798	1,605,431	17,055,587	4,249,674	2,240,548

Contract transactions 1
Purchase payments (Note 4)	19,180,485	—	11,705,360	14,984,789	2,797,773	2,891,132	7,739,302	17,144,722	5,684,970	4,678,939
Surrenders and terminations	(3,519,635)	(3,668,803)	(194,653)	(1,668,180)	(816,766)	(383,252)	(198,094)	(2,272,631)	(773,511)	(597,153)
Transfers between Investment Divisions	(3,027,112)	(21,883,198)	3,986,912	2,491,890	38,255	919,717	2,203,210	3,081,248	1,613,476	1,727,048
Contract owner charges (Note 3)	(1,172,440)	(241,651)	(132,578)	(634,417)	(268,718)	(177,919)	(94,353)	(716,760)	(255,401)	(272,003)
Net increase (decrease) in net assets from contract transactions	11,461,298	(25,793,652)	15,365,041	15,174,082	1,750,544	3,249,678	9,650,065	17,236,579	6,269,534	5,536,831

Net increase (decrease) in net assets	20,200,968	(23,465,285)	17,050,617	29,173,646	761,949	7,029,476	11,255,496	34,292,166	10,519,208	7,777,379

Net assets beginning of period	94,135,826	42,385,896	5,737,072	40,132,456	20,920,859	13,337,403	4,260,308	48,187,652	19,106,585	21,332,231

Net assets end of period	$114,336,794	$18,920,611	$22,787,689	$69,306,102	$21,682,808	$20,366,879	$15,515,804	$82,479,818	$29,625,793	$29,109,610

1 Contract unit transactions
Units Outstanding at December 31, 2012	6,055,220	2,641,073	556,580	3,594,177	1,893,140	1,312,732	412,736	4,204,502	1,826,938	1,947,868

Units Issued	1,617,252	42,362	1,506,283	1,576,212	534,659	415,110	994,195	1,826,462	1,091,907	700,155
Units Redeemed	(904,467)	(1,587,286)	(114,521)	(407,249)	(373,360)	(135,650)	(144,614)	(540,934)	(542,314)	(211,972)

Units Outstanding at December 31, 2013	6,768,005	1,096,149	1,948,342	4,763,140	2,054,439	1,592,192	1,262,317	5,490,030	2,376,531	2,436,051

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Operations
Net investment income (loss)	$128,345	$(564,476)	$(796,099)	$(417,269)	$(75,168)	$20,368	$(39,441)	$(82,547)	$(900,534)	$(38,854)
Net realized gain (loss) on investments	26,342	630,904	956,513	3,290,867	729,615	423,113	536,851	1,675,605	3,558,991	(312,959)
Net change in unrealized appreciation (depreciation) on investments	42,297	3,541,043	10,329,560	5,734,444	2,254,307	2,386,426	2,017,775	2,615,984	11,599,112	(540,781)
Net increase (decrease) in net assets from operations	196,984	3,607,471	10,489,974	8,608,042	2,908,754	2,829,907	2,515,185	4,209,042	14,257,569	(892,594)

Contract transactions 1
Purchase payments (Note 4)	3,010,558	7,687,679	32,227,023	2,726,486	13,056,778	1,631,963	973,976	4,585,334	10,611,489	1,275,609
Surrenders and terminations	(172,898)	(2,115,026)	(2,342,412)	(1,907,239)	(508,491)	(1,381,041)	(774,715)	(591,561)	(2,632,147)	(398,071)
Transfers between Investment Divisions	424,625	(1,378,049)	6,605,075	(323,009)	8,426,686	176,270	42,844	3,802,378	4,170,205	(939,933)
Contract owner charges (Note 3)	(867)	(436,162)	(890,772)	(200,506)	(121,087)	(148,484)	(97,687)	(133,232)	(511,596)	(100,685)
Net increase (decrease) in net assets from contract transactions	3,261,418	3,758,442	35,598,914	295,732	20,853,886	278,708	144,418	7,662,919	11,637,951	(163,080)

Net increase (decrease) in net assets	3,458,402	7,365,913	46,088,888	8,903,774	23,762,640	3,108,615	2,659,603	11,871,961	25,895,520	(1,055,674)

Net assets beginning of period	1,647,411	43,539,664	66,293,202	24,074,798	4,763,215	20,484,618	11,953,005	9,007,936	46,088,757	11,644,501

Net assets end of period	$5,105,813	$50,905,577	$112,382,090	$32,978,572	$28,525,855	$23,593,233	$14,612,608	$20,879,897	$71,984,277	$10,588,827

1 Contract unit transactions
Units Outstanding at December 31, 2012	167,283	4,293,512	6,291,636	971,099	393,363	1,696,467	468,235	511,664	1,575,808	1,320,175

Units Issued	374,023	1,132,176	3,799,952	177,579	1,669,292	244,143	80,930	610,817	546,743	878,408
Units Redeemed	(52,146)	(777,882)	(626,871)	(192,013)	(127,320)	(223,497)	(85,782)	(245,145)	(212,614)	(902,787)

Units Outstanding at December 31, 2013	489,160	4,647,806	9,464,717	956,665	1,935,335	1,717,113	463,383	877,336	1,909,937	1,295,796

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$(184,873)	$336,686	$(50,911)	$271,711	$2,487,493	$(99,005)	$(210,565)	$(182,420)	$641,170	$1,012,294
Net realized gain (loss) on investments	(827,792)	2,195,568	1,374,394	238,750	1,776,128	1,577,404	1,113,316	1,873,632	1,672,217	542,058
Net change in unrealized appreciation (depreciation) on investments	(651,872)	13,650,284	3,806,090	(273,994)	7,096,496	2,924,348	6,887,194	6,264,143	(3,468,780)	(3,196,441)
Net increase (decrease) in net assets from operations	(1,664,537)	16,182,538	5,129,573	236,467	11,360,117	4,402,747	7,789,945	7,955,355	(1,155,393)	(1,642,089)

Contract transactions 1
Purchase payments (Note 4)	3,145,036	8,524,111	3,186,596	13,545,722	20,319,471	2,933,005	4,559,864	5,419,064	5,660,559	1,426,880
Surrenders and terminations	(1,138,786)	(5,054,041)	(1,219,642)	(757,080)	(6,149,957)	(769,620)	(1,473,426)	(942,142)	(2,729,000)	(769,378)
Transfers between Investment Divisions	(1,296,214)	164,131	3,440,322	4,946,681	4,981,651	305,320	998,687	1,841,739	1,505,217	(1,531,841)
Contract owner charges (Note 3)	(264,270)	(651,919)	(193,343)	(160,198)	(909,026)	(148,703)	(326,682)	(255,606)	(340,823)	(163,657)
Net increase (decrease) in net assets from contract transactions	445,766	2,982,282	5,213,933	17,575,125	18,242,139	2,320,002	3,758,443	6,063,055	4,095,953	(1,037,996)

Net increase (decrease) in net assets	(1,218,771)	19,164,820	10,343,506	17,811,592	29,602,256	6,722,749	11,548,388	14,018,410	2,940,560	(2,680,085)

Net assets beginning of period	26,374,969	71,830,814	15,856,082	11,176,090	85,710,826	13,432,458	28,473,350	22,556,820	41,803,856	17,699,908

Net assets end of period	$25,156,198	$90,995,634	$26,199,588	$28,987,682	$115,313,082	$20,155,207	$40,021,738	$36,575,230	$44,744,416	$15,019,823

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776	3,144,643	1,614,851	1,701,258	1,196,541

Units Issued	2,175,795	1,233,628	1,331,949	2,090,436	2,336,839	693,862	724,273	652,852	605,407	160,259
Units Redeemed	(2,206,455)	(952,479)	(809,669)	(614,392)	(963,592)	(455,199)	(370,233)	(294,990)	(444,837)	(240,934)

Units Outstanding at December 31, 2013	3,536,860	7,740,597	2,334,934	2,434,684	8,409,258	1,837,439	3,498,683	1,972,713	1,861,828	1,115,866

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Operations
Net investment income (loss)	$(410,046)	$(126,510)	$742,958	$(116,800)	$(293,310)	$(284,852)	$(328,977)	$(173,809)	$526,454	$(300,223)
Net realized gain (loss) on investments	8,803,916	566,378	2,469,232	613,682	2,919,702	715,682	1,703,861	2,416,697	(1,821)	1,497,539
Net change in unrealized appreciation (depreciation) on investments	716,363	2,053,018	(3,068,311)	3,997,142	5,827,010	4,498,276	5,817,535	17,994,132	4,154,833	6,360,167
Net increase (decrease) in net assets from operations	9,110,233	2,492,886	143,879	4,494,024	8,453,402	4,929,106	7,192,419	20,237,020	4,679,466	7,557,483

Contract transactions 1
Purchase payments (Note 4)	6,223,632	2,028,600	11,253,709	6,197,685	5,772,031	3,895,159	7,023,855	18,108,302	4,708,606	5,642,443
Surrenders and terminations	(1,175,162)	(358,459)	(1,931,706)	(1,190,790)	(1,170,014)	(1,297,564)	(1,465,518)	(2,697,694)	(2,266,986)	(1,267,302)
Transfers between Investment Divisions	2,705,209	778,265	(1,054,767)	653,055	(645,074)	173,437	3,934,355	6,331,423	2,185,396	1,613,720
Contract owner charges (Note 3)	(332,076)	(86,435)	(346,030)	(218,505)	(212,200)	(141,124)	(171,554)	(1,050,362)	(187,743)	(189,406)
Net increase (decrease) in net assets from contract transactions	7,421,603	2,361,971	7,921,206	5,441,445	3,744,743	2,629,908	9,321,138	20,691,669	4,439,273	5,799,455

Net increase (decrease) in net assets	16,531,836	4,854,857	8,065,085	9,935,469	12,198,145	7,559,014	16,513,557	40,928,689	9,118,739	13,356,938

Net assets beginning of period	26,407,147	6,830,643	36,326,284	23,664,147	21,018,147	15,966,519	15,231,396	81,632,635	21,941,720	17,298,627

Net assets end of period	$42,938,983	$11,685,500	$44,391,369	$33,599,616	$33,216,292	$23,525,533	$31,744,953	$122,561,324	$31,060,459	$30,655,565

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,891,312	765,417	2,519,822	1,405,096	1,677,964	831,240	886,571	6,936,355	1,732,854	731,186

Units Issued	772,348	347,817	1,606,961	485,833	534,985	268,378	641,465	2,362,169	614,065	317,421
Units Redeemed	(310,675)	(123,148)	(1,091,378)	(203,983)	(289,200)	(153,111)	(189,567)	(753,609)	(300,857)	(148,364)

Units Outstanding at December 31, 2013	2,352,985	990,086	3,035,405	1,686,946	1,923,749	946,507	1,338,469	8,544,915	2,046,062	900,243

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Dividend Fund(a)
Operations
Net investment income (loss)	$675,375	$(69,285)	$21,034	$(26,602)	$186,118	$369,939	$181,368	$62,935	$(176,864)	$670,911
Net realized gain (loss) on investments	143,495	918,461	125,252	554,737	1,640,887	5,079,572	166,763	322,003	1,859,531	5,436,988
Net change in unrealized appreciation (depreciation) on investments	(2,916,274)	(2,138,806)	(45,469)	(97,811)	6,758,953	6,316,999	(1,772,710)	910,162	4,624,462	(1,095,512)
Net increase (decrease) in net assets from operations	(2,097,404)	(1,289,630)	100,817	430,324	8,585,958	11,766,510	(1,424,579)	1,295,100	6,307,129	5,012,387

Contract transactions 1
Purchase payments (Note 4)	5,435,788	955,486	264,486	421,076	2,522,158	6,775,077	4,874,350	1,524,661	6,279,444	5,064,679
Surrenders and terminations	(3,047,606)	(1,945,665)	(116,916)	(110,021)	(2,440,755)	(3,398,092)	(3,069,819)	(269,591)	(664,655)	(2,450,866)
Transfers between Investment Divisions	(7,454,071)	(3,865,392)	(80,784)	(3,228,471)	(2,280,359)	602,872	(530,317)	(2,880,612)	2,305,740	(36,752,086)
Contract owner charges (Note 3)	(327,114)	(346,741)	(34,106)	(16,755)	(287,777)	(258,285)	(196,753)	(68,468)	(136,688)	(225,853)
Net increase (decrease) in net assets from contract transactions	(5,393,003)	(5,202,312)	32,680	(2,934,171)	(2,486,733)	3,721,572	1,077,461	(1,694,010)	7,783,841	(34,364,126)

Net increase (decrease) in net assets	(7,490,407)	(6,491,942)	133,497	(2,503,847)	6,099,225	15,488,082	(347,118)	(398,910)	14,090,970	(29,351,739)

Net assets beginning of period	41,936,655	45,232,631	3,676,345	2,503,847	34,975,056	32,851,876	32,939,031	10,005,035	12,971,577	29,351,739

Net assets end of period	$34,446,248	$38,740,689	$3,809,842	$—	$41,074,281	$48,339,958	$32,591,913	$9,606,125	$27,062,547	$—

1 Contract unit transactions
Units Outstanding at December 31, 2012	2,068,557	3,301,224	271,043	203,593	3,665,152	1,913,066	2,344,648	1,611,458	906,296	3,782,706

Units Issued	887,229	191,494	77,024	67,442	346,717	722,673	606,578	573,001	699,143	1,432,563
Units Redeemed	(1,173,684)	(598,287)	(74,231)	(271,035)	(589,030)	(550,345)	(538,046)	(873,894)	(252,892)	(5,215,269)

Units Outstanding at December 31, 2013	1,782,102	2,894,431	273,836	—	3,422,839	2,085,394	2,413,180	1,310,565	1,352,547	—

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund
Operations
Net investment income (loss)	$(9,271)	$(88,576)	$(14,684)	$(181,012)	$(40,652)	$(341,447)	$(37,778)	$395,873	$2,339,214	$421,311
Net realized gain (loss) on investments	42,010	(24,571)	255,281	1,367,712	(13,409)	2,835,083	2,626,152	572,991	5,072,297	1,057,196
Net change in unrealized appreciation (depreciation) on investments	270,103	(496,810)	540,398	5,576,410	(33,808)	10,616,787	8,568,596	6,726,640	56,018,519	7,477,086
Net increase (decrease) in net assets from operations	302,842	(609,957)	780,995	6,763,110	(87,869)	13,110,423	11,156,970	7,695,504	63,430,030	8,955,593

Contract transactions 1
Purchase payments (Note 4)	739,595	6,249,012	1,243,058	5,318,820	911,754	14,140,705	4,447,805	6,574,602	9,443,913	1,179,797
Surrenders and terminations	(13,600)	(371,834)	(89,581)	(836,005)	(83,867)	(2,200,893)	(2,625,233)	(3,730,614)	(27,505,992)	(3,655,136)
Transfers between Investment Divisions	854,113	2,755,900	1,227,791	3,593,938	26,959	12,165,834	2,089,686	2,895,165	(11,383,564)	(1,120,318)
Contract owner charges (Note 3)	(10,397)	(114,753)	(29,765)	(228,379)	(18,090)	(371,617)	(459,685)	(261,913)	(914,957)	(266,866)
Net increase (decrease) in net assets from contract transactions	1,569,711	8,518,325	2,351,503	7,848,374	836,756	23,734,029	3,452,573	5,477,240	(30,360,600)	(3,862,523)

Net increase (decrease) in net assets	1,872,553	7,908,368	3,132,498	14,611,484	748,887	36,844,452	14,609,543	13,172,744	33,069,430	5,093,070

Net assets beginning of period	432,517	8,490,579	1,887,352	19,350,480	2,443,875	27,338,903	50,449,226	36,273,145	229,094,158	31,818,153

Net assets end of period	$2,305,070	$16,398,947	$5,019,850	$33,961,964	$3,192,762	$64,183,355	$65,058,769	$49,445,889	$262,163,588	$36,911,223

1 Contract unit transactions
Units Outstanding at December 31, 2012	42,823	812,084	161,390	2,432,537	242,407	1,865,078	4,879,219	2,386,698	18,621,693	3,321,589

Units Issued	177,208	1,245,431	394,067	1,249,230	111,191	1,634,584	885,943	717,702	1,192,392	293,153
Units Redeemed	(53,470)	(396,305)	(222,304)	(447,929)	(29,596)	(363,303)	(595,588)	(399,698)	(3,407,122)	(656,931)

Units Outstanding at December 31, 2013	166,561	1,661,210	333,153	3,233,838	324,002	3,136,359	5,169,574	2,704,702	16,406,963	2,957,811

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(a)	JNL/MC Small Cap Index Fund
Operations
Net investment income (loss)	$(107,738)	$116,483	$(194,910)	$118,464	$(17,888)	$(349,937)	$(367,033)	$13,671	$30,977	$(159,797)
Net realized gain (loss) on investments	1,734,566	(135,708)	2,617,471	252,040	317,674	4,240,577	10,164,462	701,591	1,868,858	5,424,064
Net change in unrealized appreciation (depreciation) on investments	3,532,882	1,238,324	8,882,131	48,362	693,218	10,258,412	31,853,324	2,208,563	(141,887)	9,412,065
Net increase (decrease) in net assets from operations	5,159,710	1,219,099	11,304,692	418,866	993,004	14,149,052	41,650,753	2,923,825	1,757,948	14,676,332

Contract transactions 1
Purchase payments (Note 4)	3,284,371	725,327	8,181,665	1,303,586	528,087	11,915,781	33,691,741	2,299,298	885,417	8,064,033
Surrenders and terminations	(520,240)	(344,401)	(3,053,344)	(131,307)	(66,658)	(4,505,369)	(11,019,570)	(932,383)	(571,549)	(4,156,310)
Transfers between Investment Divisions	(2,524,789)	(654,193)	(17,706)	740,599	105,569	13,377,339	19,035,421	2,094,146	(10,683,640)	19,255,345
Contract owner charges (Note 3)	(118,864)	(46,205)	(473,215)	(49,323)	(22,385)	(362,581)	(1,449,137)	(82,020)	(35,201)	(278,851)
Net increase (decrease) in net assets from contract transactions	120,478	(319,472)	4,637,400	1,863,555	544,613	20,425,170	40,258,455	3,379,041	(10,404,973)	22,884,217

Net increase (decrease) in net assets	5,280,188	899,627	15,942,092	2,282,421	1,537,617	34,574,222	81,909,208	6,302,866	(8,647,025)	37,560,549

Net assets beginning of period	14,651,467	5,790,870	46,920,660	4,073,645	2,336,780	40,766,118	123,527,232	6,871,198	8,647,025	34,921,556

Net assets end of period	$19,931,655	$6,690,497	$62,862,752	$6,356,066	$3,874,397	$75,340,340	$205,436,440	$13,174,064	$—	$72,482,105

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733	10,096,069	590,469	591,089	2,178,143

Units Issued	438,987	211,551	383,891	271,069	106,879	1,264,229	5,572,151	467,232	98,815	1,587,529
Units Redeemed	(464,590)	(251,720)	(266,751)	(151,826)	(65,021)	(364,804)	(2,734,393)	(220,582)	(689,904)	(459,640)

Units Outstanding at December 31, 2013	1,086,095	813,885	1,567,051	413,562	256,779	3,105,158	12,933,827	837,119	—	3,306,032

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(a)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$(325,193)	$4,816	$88,273	$161,191	$(29,628)	$(95,464)	$(221,317)	$(353,724)	$(1,003,011)	$270,362
Net realized gain (loss) on investments	1,231,152	(45)	(17,618)	1,163,626	31,715	(857)	1,634,160	6,774,013	564,705	238,855
Net change in unrealized appreciation (depreciation) on investments	7,480,503	(3,598)	7,447,593	950,887	576,333	(17,948)	7,032,314	(17,788,804)	(9,152,053)	319,897
Net increase (decrease) in net assets from operations	8,386,462	1,173	7,518,248	2,275,704	578,420	(114,269)	8,445,157	(11,368,515)	(9,590,359)	829,114

Contract transactions 1
Purchase payments (Note 4)	6,592,695	234,108	1,496,186	687,662	1,515,434	5,384,135	6,581,630	14,575,716	41,648,788	24,216,311
Surrenders and terminations	(1,486,234)	(15,873)	(2,308,033)	(602,706)	(25,649)	(138,489)	(2,453,463)	(6,459,364)	(16,964,301)	(1,429,787)
Transfers between Investment Divisions	265,187	51,464	(1,178,128)	(15,088,606)	1,036,810	1,801,566	2,798,827	(26,651,282)	(30,529,754)	17,822,811
Contract owner charges (Note 3)	(337,445)	(2)	(100,065)	(43,114)	(19,820)	(68,443)	(313,343)	(921,383)	(2,416,804)	(260,769)
Net increase (decrease) in net assets from contract transactions	5,034,203	269,697	(2,090,040)	(15,046,764)	2,506,775	6,978,769	6,613,651	(19,456,313)	(8,262,071)	40,348,566

Net increase (decrease) in net assets	13,420,665	270,870	5,428,208	(12,771,060)	3,085,195	6,864,500	15,058,808	(30,824,828)	(17,852,430)	41,177,680

Net assets beginning of period	32,856,335	—	23,651,955	12,771,060	702,259	3,679,521	32,151,640	111,530,096	259,260,755	14,169,753

Net assets end of period	$46,277,000	$270,870	$29,080,163	$—	$3,787,454	$10,544,021	$47,210,448	$80,705,268	$241,408,325	$55,347,433

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,469,516	—	2,332,509	1,095,125	74,053	352,822	2,181,725	7,507,512	13,242,310	1,347,504

Units Issued	1,633,512	30,894	266,915	78,217	235,378	1,101,140	772,323	1,470,861	4,014,278	4,450,160
Units Redeemed	(1,050,062)	(2,476)	(445,673)	(1,173,342)	(15,047)	(426,210)	(383,287)	(2,919,291)	(4,541,263)	(693,265)

Units Outstanding at December 31, 2013	5,052,966	28,418	2,153,751	—	294,384	1,027,752	2,570,761	6,059,082	12,715,325	5,104,399

(a)	Commencement of operations April 29, 2013.
(b)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$3,909,956	$(89,983)	$(76,332)	$(12,563)	$1,382,728	$(751,411)	$(152,415)	$381,379	$(134,966)	$(845,702)
Net realized gain (loss) on investments	4,052,487	859,055	1,079,571	432,646	350,700	9,121,097	2,893,661	7,509,353	3,413,425	4,787,710
Net change in unrealized appreciation (depreciation) on investments	(3,076,056)	2,057,469	1,006,725	1,557,541	3,900,415	26,988,422	3,772,162	12,306,479	6,006,134	16,654,882
Net increase (decrease) in net assets from operations	4,886,387	2,826,541	2,009,964	1,977,624	5,633,843	35,358,108	6,513,408	20,197,211	9,284,593	20,596,890

Contract transactions 1
Purchase payments (Note 4)	17,111,991	2,175,286	1,841,287	584,077	5,103,420	39,544,540	4,369,987	15,917,750	4,747,684	11,940,757
Surrenders and terminations	(5,448,763)	(323,417)	(326,632)	(487,052)	(592,976)	(5,212,392)	(1,011,949)	(3,718,468)	(3,762,593)	(7,618,561)
Transfers between Investment Divisions	1,393,297	1,003,109	541,851	643,544	(91,740)	31,058,497	8,627,939	43,083,801	12,507,081	20,177,257
Contract owner charges (Note 3)	(585,781)	(82,820)	(69,249)	(39,067)	(133,575)	(762,822)	(186,711)	(803,585)	(210,130)	(746,226)
Net increase (decrease) in net assets from contract transactions	12,470,744	2,772,158	1,987,257	701,502	4,285,129	64,627,823	11,799,266	54,479,498	13,282,042	23,753,227

Net increase (decrease) in net assets	17,357,131	5,598,699	3,997,221	2,679,126	9,918,972	99,985,931	18,312,674	74,676,709	22,566,635	44,350,117

Net assets beginning of period	71,645,790	5,314,032	4,598,282	5,002,537	12,551,919	67,213,715	14,020,729	55,100,331	13,730,943	77,047,755

Net assets end of period	$89,002,921	$10,912,731	$8,595,503	$7,681,663	$22,470,891	$167,199,646	$32,333,403	$129,777,040	$36,297,578	$121,397,872

1 Contract unit transactions
Units Outstanding at December 31, 2012	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136	4,453,482	1,070,905	5,055,596

Units Issued	1,991,837	648,207	371,423	104,582	474,064	4,906,431	1,110,903	5,192,983	1,504,099	2,649,611
Units Redeemed	(1,367,444)	(416,979)	(213,311)	(86,080)	(149,489)	(844,435)	(449,668)	(1,495,989)	(659,156)	(1,338,198)

Units Outstanding at December 31, 2013	4,627,959	718,883	573,227	338,830	1,516,043	9,460,890	1,696,371	8,150,476	1,915,848	6,367,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$(1,505,114)	$(1,710,193)	$(2,778,326)	$(3,781,237)	$(34,282)	$(1,782,816)	$(1,741,978)	$(789)	$(198,347)	$34,875
Net realized gain (loss) on investments	2,060,887	8,008,564	4,901,003	7,765,008	1,348,343	12,181,389	12,251,722	(17,178)	6,235,267	4,925,734
Net change in unrealized appreciation (depreciation) on investments	3,577,313	42,194,443	18,717,926	43,581,388	2,639,058	27,494,810	21,966,768	(502,524)	11,902,757	13,870,805
Net increase (decrease) in net assets from operations	4,133,086	48,492,814	20,840,603	47,565,159	3,953,119	37,893,383	32,476,512	(520,491)	17,939,677	18,831,414

Contract transactions 1
Purchase payments (Note 4)	18,687,879	36,731,650	37,230,073	51,499,438	2,955,977	19,420,247	14,582,647	13,080,759	12,187,722	23,489,787
Surrenders and terminations	(10,206,610)	(16,266,932)	(15,656,279)	(20,995,043)	(414,406)	(6,744,411)	(5,864,114)	(2,335,519)	(4,672,429)	(6,365,767)
Transfers between Investment Divisions	(13,950,994)	10,579,421	(12,072,249)	2,785,360	5,588,161	(1,475,284)	(5,178,789)	3,769,514	1,767,621	11,640,811
Contract owner charges (Note 3)	(1,398,507)	(2,030,058)	(2,398,407)	(3,270,226)	(99,022)	(924,440)	(842,801)	(317,954)	(417,404)	(1,143,230)
Net increase (decrease) in net assets from contract transactions	(6,868,232)	29,014,081	7,103,138	30,019,529	8,030,710	10,276,112	2,696,943	14,196,800	8,865,510	27,621,601

Net increase (decrease) in net assets	(2,735,146)	77,506,895	27,943,741	77,584,688	11,983,829	48,169,495	35,173,455	13,676,309	26,805,187	46,453,015

Net assets beginning of period	146,423,862	221,039,821	236,191,700	325,921,448	5,496,383	101,080,085	95,964,608	31,282,681	47,218,037	98,608,356

Net assets end of period	$143,688,716	$298,546,716	$264,135,441	$403,506,136	$17,480,212	$149,249,580	$131,138,063	$44,958,990	$74,023,224	$145,061,371

1 Contract unit transactions
Units Outstanding at December 31, 2012	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049	2,972,982	2,882,721	3,212,480

Units Issued	1,928,722	3,266,148	3,419,221	3,970,727	760,681	878,806	393,032	2,312,072	1,101,978	1,207,219
Units Redeemed	(2,469,266)	(1,694,732)	(2,931,355)	(2,309,631)	(187,049)	(667,029)	(375,760)	(963,287)	(639,321)	(424,344)

Units Outstanding at December 31, 2013	10,837,076	15,339,809	18,061,803	21,809,099	1,080,078	3,368,176	1,919,321	4,321,767	3,345,378	3,995,355

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(842,907)	$111,651
Net realized gain (loss) on investments	238	3,330,912
Net change in unrealized appreciation (depreciation) on investments	—	5,231,390
Net increase (decrease) in net assets from operations	(842,669)	8,673,953

Contract transactions 1
Purchase payments (Note 4)	67,864,303	6,170,450
Surrenders and terminations	(5,853,459)	(1,565,159)
Transfers between Investment Divisions	(47,081,878)	(16,687)
Contract owner charges (Note 3)	(449,707)	(257,183)
Net increase (decrease) in net assets from contract transactions	14,479,259	4,331,421

Net increase (decrease) in net assets	13,636,590	13,005,374

Net assets beginning of period	45,025,672	27,687,894

Net assets end of period	$58,662,262	$40,693,268

1 Contract unit transactions
Units Outstanding at December 31, 2012	3,689,278	1,274,719

Units Issued	8,324,645	469,637
Units Redeemed	(7,196,826)	(296,078)

Units Outstanding at December 31, 2013	4,817,097	1,448,278

See notes to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2014

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-seven (167) Investment Divisions during 2014, but currently contains one-hundred sixty-four (164) Investment Divisions as of December 31, 2014. These Investment Divisions each invested in Class A of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2014:

Curian Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(6)
CG - Alt 100 Growth Fund(1)(4)(6)
CG - Alt 100 Moderate Fund(1)(4)(6)
CG - Conservative Fund(1)(4)
CG - Equity 100 Fund(1)(4)
CG - Equity Income Fund(1)(4)
CG - Fixed Income 100 Fund(1)(4)
CG - Growth Fund(1)(4)
CG - Institutional Alt 65 Fund(1)(4)
CG - Interest Rate Opportunities Fund(1)(4)
CG - International Conservative Fund(1)(4)(6)
CG - International Growth Fund(1)(4)(6)
CG - International Moderate Fund(1)(4)(6)
CG - Maximum Growth Fund(1)(4)
CG - Moderate Fund(1)(4)
CG - Moderate Growth Fund(1)(4)
CG - Multi-Strategy Income Fund(1)(4)
CG - Real Assets Fund(1)(4)
CG - Tactical Maximum Growth Fund(1)(4)

CG - Tactical Moderate Growth Fund(1)(4)
Curian Dynamic Risk Advantage – Diversified Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund
Curian Focused International Equity Fund
Curian Focused U.S. Equity Fund
Curian Long Short Credit Fund(2)
Curian Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund
Curian/Aberdeen Latin America Fund
Curian/American Funds® Global Growth Fund
Curian/American Funds® Growth Fund
Curian/AQR Risk Parity Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund
Curian/Baring International Fixed Income Fund
Curian/BlackRock Global Long Short Credit Fund
Curian/CenterSquare International Real Estate Securities Fund(6)
Curian/DFA U.S. Micro Cap Fund

Curian/DoubleLine Total Return Fund
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund
Curian/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Natural Resources Fund
Curian/Lazard International Strategic Equity Fund
Curian/Neuberger Berman Currency Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund
Curian/PineBridge Merger Arbitrage Fund
Curian/Schroder Emerging Europe Fund
Curian/T. Rowe Price Capital Appreciation Fund
Curian/The Boston Company Equity Income Fund
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(5)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)
JNL Disciplined Moderate Fund(1)
JNL Disciplined Moderate Growth Fund(1)
JNL Institutional Alt 20 Fund(1)
JNL Institutional Alt 35 Fund(1)
JNL Institutional Alt 50 Fund(1)
JNL Institutional Alt 65 Fund(1)(7)

JNL/AllianceBernstein Dynamic Asset Allocation Fund
JNL/American Funds Balanced Allocation Fund(1)
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Allocation Fund(1)
JNL/American Funds Growth-Income Fund

JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/Brookfield Global Infrastructure and MLP Fund(6)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund(2)
JNL/Eastspring Investments China-India Fund(2)
JNL/Franklin Templeton Founding Strategy Fund(1)
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/M&G Global Basics Fund(2)(5)
JNL/MC 10 x 10 Fund(1)(3)
JNL/MC Bond Index Fund(3)
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(3)
JNL/MC Emerging Markets Index Fund(3)
JNL/MC European 30 Fund(3)
JNL/MC Global Alpha Fund(3)
JNL/MC Index 5 Fund(1)(3)
JNL/MC International Index Fund(3)
JNL/MC Pacific Rim 30 Fund(3)
JNL/MC S&P 400 MidCap Index Fund(3)
JNL/MC S&P 500 Index Fund(3)
JNL/MC Small Cap Index Fund(3)
JNL/MC Utilities Sector Fund(3)
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund(2)

JNL/PPM America High Yield Bond Fund(2)
JNL/PPM America Mid Cap Value Fund(2)
JNL/PPM America Small Cap Value Fund(2)
JNL/PPM America Value Equity Fund(2)
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund(1)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/Scout Unconstrained Bond Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC
JNL/MC 25 Fund(3) JNL/MC Communications Sector Fund(3)(7) JNL/MC Consumer Brands Sector Fund(3) JNL/MC Financial Sector Fund(3) JNL/MC Healthcare Sector Fund(3)	JNL/MC JNL 5 Fund(3) JNL/MC JNL Optimized 5 Fund(3) JNL/MC Nasdaq® 25 Fund(3) JNL/MC NYSE® International 25 Fund(3)(5) JNL/MC Oil & Gas Sector Fund(3)	JNL/MC S&P® 24 Fund(3) JNL/MC S&P® SMid 60 Fund(3) JNL/MC Technology Sector Fund(3) JNL/MC Value Line® 30 Fund(3)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC and Curian Capital, LLC (“Curian”) (collectively the “Advisers”) serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both Advisers are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

During the year ended December 31, 2014, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Brookfield Global Infrastructure Fund	JNL/Brookfield Global Infrastructure and MLP Fund	April 28, 2014
CG - Institutional Alt 100 Conservative Fund	CG - Alt 100 Conservative Fund	September 15, 2014
CG - Institutional Alt 100 Growth Fund	CG - Alt 100 Growth Fund	September 15, 2014
CG - Institutional Alt 100 Moderate Fund	CG - Alt 100 Moderate Fund	September 15, 2014
CG - International Opportunities Conservative Fund	CG - International Conservative Fund	September 15, 2014
CG - International Opportunities Growth Fund	CG - International Growth Fund	September 15, 2014
CG - International Opportunities Moderate Fund	CG - International Moderate Fund	September 15, 2014
Curian/Urdang International Real Estate Securities Fund	Curian/CenterSquare International Real Estate Securities Fund	September 15, 2014

During the year ended December 31, 2014, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/Nicholas Convertible Arbitrage Fund	April 28, 2014
JNL/M&G Global Basics Fund	JNL/Oppenheimer Global Growth Fund	April 28, 2014
JNL/MC NYSE International 25 Fund	JNL/MC International Index Fund	September 15, 2014

(1) The Fund is advised by JNAM or Curian, which are affiliates of Jackson.
(2) The Fund is sub-advised by an affiliate of Jackson.
(3) MC denotes the sub-adviser Mellon Capital throughout these financial statements.
(4) CG denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) This Fund is no longer available as of December 31, 2014.
(6) The Fund’s name was changed during the year ended December 31, 2014 and was completed to align the Fund name with its investment strategy.
(7) JNL Institutional Alt 65 Fund and JNL/MC Communications Sector Fund are closed to new contract owners.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies (continued)

Investments

The Separate Account’s ‘Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2014.

FASB ASC Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of an entity’s investments in the Funds under FASB ASC Topic 820 guidance. The inputs used to value the securities in the Funds are summarized into three broad categories:

•
Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

•
Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, over the counter derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

•
Level 3 includes valuations determined from significant unobservable inputs including an entity’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies (continued)

may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing Funds are not necessarily an indication of the risk associated with investing in those Funds. The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. As of December 31, 2014, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.

For the year ended December 31, 2014, there were no transfers out of Level 1 securities.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson’s for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% to 0.72%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual costs of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $278,348 and $330,084 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners.

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2014, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds
					from Sales
CG - Alt 100 Conservative Fund	$1,657,614	$189,302	Curian Dynamic Risk Advantage – Income Fund	$1,767,387	$2,424,170
CG - Alt 100 Growth Fund	2,847,518	391,417	Curian Focused International Equity Fund	490,264	19,944
CG - Alt 100 Moderate Fund	7,131,660	2,760,359	Curian Focused U.S. Equity Fund	595,798	114,520
CG - Conservative Fund	5,920,956	1,189,948	Curian Long Short Credit Fund	514,824	262,528
CG - Equity 100 Fund	3,202,283	296,726	Curian Tactical Advantage 35 Fund	2,272,781	1,674,278
CG - Equity Income Fund	5,482,378	1,061,057	Curian Tactical Advantage 60 Fund	3,357,148	552,138
CG - Fixed Income 100 Fund	2,939,037	212,294	Curian Tactical Advantage 75 Fund	3,493,750	1,015,092
CG - Growth Fund	7,783,696	884,121	Curian/Aberdeen Latin America Fund	158,658	24,170
CG - Institutional Alt 65 Fund	2,150,047	1,384,191	Curian/American Funds Global Growth Fund	1,696,649	104,247
CG - Interest Rate Opportunities Fund	2,302,782	986,214	Curian/American Funds Growth Fund	5,007,128	922,035
CG - International Conservative Fund	190,333	7,490	Curian/AQR Risk Parity Fund	1,414,334	389,089
CG - International Growth Fund	259,837	73,166	Curian/Ashmore Emerging Market Small Cap Equity Fund	208,914	96,345
CG - International Moderate Fund	680,967	339,685	Curian/Baring International Fixed Income Fund	593,605	308,533
CG - Maximum Growth Fund	3,076,463	1,378,861	Curian/BlackRock Global Long Short Credit Fund	2,274,099	841,231
CG - Moderate Fund	15,870,942	1,593,664	Curian/CenterSquare International Real Estate Securities Fund	393,468	87,139
CG - Moderate Growth Fund	17,474,416	3,333,987	Curian/DFA U.S. Micro Cap Fund	2,065,338	486,087
CG - Multi-Strategy Income Fund	1,348,985	404,627	Curian/DoubleLine Total Return Fund	9,239,525	1,176,110
CG - Real Assets Fund	194,711	86,375	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	660,111	59,509
CG - Tactical Maximum Growth Fund	2,658,167	1,143,388	Curian/Epoch Global Shareholder Yield Fund	1,507,973	589,858
CG - Tactical Moderate Growth Fund	6,334,853	1,037,495	Curian/FAMCO Flex Core Covered Call Fund	4,680,071	1,219,081
Curian Dynamic Risk Advantage – Diversified Fund	3,085,253	2,688,028	Curian/Franklin Templeton Frontier Markets Fund	660,765	94,096
Curian Dynamic Risk Advantage – Growth Fund	1,459,705	282,534	Curian/Franklin Templeton Natural Resources Fund	1,636,022	563,980

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

Curian Variable Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian/Lazard International Strategic Equity Fund	$665,769	$35,628	Curian/Schroder Emerging Europe Fund	$348,105	$6,126
Curian/Neuberger Berman Currency Fund	317,985	216,195	Curian/T. Rowe Price Capital Appreciation Fund	3,310,453	386,552
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	151,409	4,342	Curian/The Boston Company Equity Income Fund	2,137,467	503,552
Curian/Nicholas Convertible Arbitrage Fund	3,941,600	992,958	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund*	102,515	1,740,514
Curian/PIMCO Credit Income Fund	1,791,383	429,767	Curian/UBS Global Long Short Fixed Income Opportunities Fund	862,722	216,865
Curian/PineBridge Merger Arbitrage Fund	1,678,926	1,219,872	Curian/Van Eck International Gold Fund	1,614,406	698,451

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds
					from Sales
JNL Disciplined Growth Fund	$21,944,532	$6,895,116	JNL/Eastspring Investments Asia ex-Japan Fund	$4,341,299	$2,892,868
JNL Disciplined Moderate Fund	22,722,645	11,495,838	JNL/Eastspring Investments China-India Fund	15,094,186	11,011,110
JNL Disciplined Moderate Growth Fund	28,849,653	13,109,817	JNL/Franklin Templeton Founding Strategy Fund	24,329,738	18,483,045
JNL Institutional Alt 20 Fund	23,061,437	13,396,173	JNL/Franklin Templeton Global Growth Fund	10,522,090	6,061,953
JNL Institutional Alt 35 Fund	19,766,386	16,987,094	JNL/Franklin Templeton Global Multisector Bond Fund	20,621,638	7,588,485
JNL Institutional Alt 50 Fund	29,999,306	19,354,286	JNL/Franklin Templeton Income Fund	69,454,139	29,890,752
JNL Institutional Alt 65 Fund	1,300,211	4,107,199	JNL/Franklin Templeton International Small Cap Growth Fund	12,346,416	3,994,366
JNL/AllianceBernstein Dynamic Asset Allocation Fund	1,596,145	13,164	JNL/Franklin Templeton Mutual Shares Fund	13,392,724	9,628,719
JNL/American Funds Balanced Allocation Fund	21,795,046	5,137,587	JNL/Franklin Templeton Small Cap Value Fund	22,893,561	7,610,292
JNL/American Funds Blue Chip Income and Growth Fund	60,276,346	13,884,854	JNL/Goldman Sachs Core Plus Bond Fund	21,550,682	8,129,111
JNL/American Funds Global Bond Fund	12,945,690	8,644,820	JNL/Goldman Sachs Emerging Markets Debt Fund	2,507,890	3,495,150
JNL/American Funds Global Small Capitalization Fund	8,231,528	5,063,327	JNL/Goldman Sachs Mid Cap Value Fund	33,131,910	8,509,812
JNL/American Funds Growth Allocation Fund	16,411,545	2,631,790	JNL/Goldman Sachs U.S. Equity Flex Fund	22,184,329	2,819,771
JNL/American Funds Growth-Income Fund	53,004,128	15,650,602	JNL/Invesco Global Real Estate Fund	38,311,146	24,214,534
JNL/American Funds International Fund	14,614,047	5,093,332	JNL/Invesco International Growth Fund	19,086,773	8,322,107
JNL/American Funds New World Fund	13,902,788	4,962,617	JNL/Invesco Large Cap Growth Fund	20,040,311	7,488,258
JNL/AQR Managed Futures Strategy Fund	2,909,350	1,474,958	JNL/Invesco Mid Cap Value Fund	5,650,101	4,891,158
JNL/BlackRock Commodity Securities Strategy Fund	16,694,916	11,919,626	JNL/Invesco Small Cap Growth Fund	29,091,141	9,395,828
JNL/BlackRock Global Allocation Fund	109,194,836	70,787,081	JNL/Ivy Asset Strategy Fund	89,912,240	73,664,322
JNL/BlackRock Large Cap Select Growth Fund	13,906,319	7,141,668	JNL/JPMorgan International Value Fund	11,034,248	6,734,212
JNL/Boston Partners Global Long Short Equity Fund	273,990	301	JNL/JPMorgan MidCap Growth Fund	30,287,765	11,328,654
JNL/Brookfield Global Infrastructure and MLP Fund	69,789,906	29,494,111	JNL/JPMorgan U.S. Government & Quality Bond Fund	25,488,455	22,012,522
JNL/Capital Guardian Global Balanced Fund	3,745,295	4,969,922	JNL/Lazard Emerging Markets Fund	5,922,374	8,223,660
JNL/Capital Guardian Global Diversified Research Fund	1,963,089	2,389,135	JNL/M&G Global Basics Fund*	121,059	3,923,750
JNL/DFA U.S. Core Equity Fund	14,055,167	4,261,100	JNL/MC 10 x 10 Fund	9,651,476	8,889,480
JNL/Eagle SmallCap Equity Fund	28,301,902	21,785,259	JNL/MC Bond Index Fund	16,969,361	9,080,196

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	$4,387,200	$1,548,888	JNL/PPM America Value Equity Fund	$3,001,534	$1,585,920
JNL/MC Emerging Markets Index Fund	32,878,201	20,138,211	JNL/Red Rocks Listed Private Equity Fund	10,486,024	5,449,206
JNL/MC European 30 Fund	40,633,283	30,457,529	JNL/S&P 4 Fund	201,534,741	78,501,691
JNL/MC Global Alpha Fund	819,195	627,450	JNL/S&P Competitive Advantage Fund	27,553,659	16,421,351
JNL/MC Index 5 Fund	18,393,359	13,398,378	JNL/S&P Dividend Income & Growth Fund	76,014,152	32,689,223
JNL/MC International Index Fund	30,436,641	12,076,286	JNL/S&P International 5 Fund	142,129	238
JNL/MC Pacific Rim 30 Fund	7,986,293	5,222,997	JNL/S&P Intrinsic Value Fund	41,624,211	20,040,708
JNL/MC S&P 400 MidCap Index Fund	44,337,874	30,140,600	JNL/S&P Managed Aggressive Growth Fund	96,126,688	85,240,348
JNL/MC S&P 500 Index Fund	105,025,538	73,132,037	JNL/S&P Managed Conservative Fund	34,687,027	34,676,097
JNL/MC Small Cap Index Fund	26,233,394	26,721,432	JNL/S&P Managed Growth Fund	79,179,919	46,301,626
JNL/MC Utilities Sector Fund	3,199,568	681,667	JNL/S&P Managed Moderate Fund	68,636,540	47,361,719
JNL/MMRS Conservative Fund	1,818,408	16,539	JNL/S&P Managed Moderate Growth Fund	104,734,352	64,080,739
JNL/MMRS Growth Fund	167,752	957	JNL/S&P Mid 3 Fund	3,726,405	468,972
JNL/MMRS Moderate Fund	675,729	4,158	JNL/S&P Total Yield Fund	24,594,442	8,314,703
JNL/Morgan Stanley Mid Cap Growth Fund	5,092,766	1,720,819	JNL/Scout Unconstrained Bond Fund	1,822,522	24,121
JNL/Neuberger Berman Strategic Income Fund	25,685,891	5,841,595	JNL/T. Rowe Price Established Growth Fund	57,764,864	38,091,351
JNL/Oppenheimer Global Growth Fund	20,202,081	10,725,916	JNL/T. Rowe Price Mid-Cap Growth Fund	49,400,219	22,609,567
JNL/PIMCO Real Return Fund	21,899,216	21,958,903	JNL/T. Rowe Price Short-Term Bond Fund	30,178,148	27,320,358
JNL/PIMCO Total Return Bond Fund	61,300,564	68,642,511	JNL/T. Rowe Price Value Fund	38,789,596	19,356,457
JNL/PPM America Floating Rate Income Fund	48,134,660	23,338,990	JNL/WMC Balanced Fund	92,210,406	31,288,159
JNL/PPM America High Yield Bond Fund	57,421,198	31,237,495	JNL/WMC Money Market Fund	151,644,620	142,639,639
JNL/PPM America Mid Cap Value Fund	9,588,025	3,570,252	JNL/WMC Value Fund	11,828,158	10,834,520
JNL/PPM America Small Cap Value Fund	7,089,064	2,388,118

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund	$17,216,381	$20,111,599	JNL/MC Nasdaq 25 Fund	$34,458,044	$12,531,085
JNL/MC Communications Sector Fund	6,135,640	3,710,016	JNL/MC NYSE International 25 Fund**	2,044,725	9,266,316
JNL/MC Consumer Brands Sector Fund	13,826,383	12,062,196	JNL/MC Oil & Gas Sector Fund	40,938,590	20,638,059
JNL/MC Financial Sector Fund	20,940,686	18,007,714	JNL/MC S&P 24 Fund	3,114,481	1,510,556
JNL/MC Healthcare Sector Fund	70,097,646	21,354,623	JNL/MC S&P SMid 60 Fund	11,824,731	5,032,349
JNL/MC JNL 5 Fund	35,067,705	68,262,833	JNL/MC Technology Sector Fund	36,601,014	19,099,256
JNL/MC JNL Optimized 5 Fund	6,624,846	9,881,067	JNL/MC Value Line 30 Fund	22,924,963	17,783,170

*No longer available as of April 28, 2014.
**No longer available as of September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2014, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment

 Division data.  Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.928452		$10.188288		$10.481547		$10.712578		$13.365617		$12.833553		$9.761060		$11.159017		$11.220893		$9.737747
Total Return *	0.12%		0.93%		1.00%		2.43%		3.53%		7.27%		0.87%		2.87%		1.32%		-0.20%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.916105		$10.094605		$10.377480		$10.458925		$12.909400		$11.964056		$9.676550		$10.848084		$11.074650		$9.757431
Total Return *	-0.43	%***	-0.08	%***	2.59%		-0.40%		25.57%		15.34%		-3.63%		8.34	%***	7.28%		-1.24	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.115590		$10.501299		$10.280677		$10.372682		$10.041492		n/a		$10.323284		n/a
Total Return *	n/a		n/a		3.27	%***	4.19	%***	3.38	%***	6.99	%***	-0.11	%***	n/a		4.12	%***	n/a
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.970075		$10.231005		$10.603680		$10.790432		$13.489297		$12.926972		$9.851465		$11.234131		$11.302511		$9.778611
Total Return *	0.38%		1.18%		1.41%		2.68%		-1.55	%***	7.54%		-2.82	%***	-0.37	%***	1.57%		0.05%
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.85%		1.00%		1.00%

Period ended December 31, 2013

Unit Value	$9.932810		$10.111625		$10.456496		$10.508634		$12.951487		$12.021064		$9.708256		$10.866519		$11.127362		$9.773907
Total Return *	-0.85	%***	0.36	%***	0.32	%***	-0.15%		25.88%		15.63%		-3.39%		6.27	%***	7.55%		-2.30	%***
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.138417		$10.524862		$10.288426		$10.396091		$10.049233		n/a		$10.346523		n/a
Total Return *	n/a		n/a		2.29	%***	1.45	%***	6.81	%***	3.77	%***	0.31	%***	n/a		5.79	%***	n/a
Ratio of Expenses **	n/a		n/a		1.00%		1.00%		1.00%		1.00%		1.00%		n/a		1.00%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)	CG - Alt 100 Growth Fund(c)	CG - Alt 100 Moderate Fund(a)	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,138	$3,864	$19,386	$7,768	$5,110	$8,031	$3,928	$10,217	$5,861	$3,670
Units Outstanding (in thousands)	215	378	1,840	722	380	622	401	912	520	376
Investment Income Ratio *	0.61%	0.76%	1.12%	0.94%	0.73%	4.70%	1.84%	0.48%	0.86%	1.59%

Period ended December 31, 2013

Net Assets (in thousands)	$660	$1,441	$15,147	$2,981	$2,259	$3,575	$1,251	$3,163	$5,098	$2,397
Units Outstanding (in thousands)	66	143	1,455	284	175	298	129	291	459	245
Investment Income Ratio *	0.00%	0.00%	0.03%	0.85%	0.09%	0.51%	0.47%	0.00%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$6,324	$797	$292	$1,463	$278	n/a	$2,615	n/a
Units Outstanding (in thousands)	n/a	n/a	624	76	28	141	28	n/a	253	n/a
Investment Income Ratio *	n/a	n/a	0.00%	0.00%	0.00%	0.00%	0.00%	n/a	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.411280		$9.654782		$9.488765		$12.397100		$11.811623		$11.816086		$9.712030		$9.534581		$11.845421		$11.728244
Total Return *	-3.25%		-4.45%		-4.41%		2.97%		2.42%		2.82%		0.66%		-2.88%		2.49%		3.14%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.727060		$10.104903		$9.926070		$12.040105		$11.532356		$11.492095		$9.648368		$9.816898		$11.557453		$11.371312
Total Return *	0.64	%***	5.32	%***	-0.59	%***	17.30%		10.76%		10.37%		-2.56	%***	-0.95	%***	13.92%		11.22%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.263934		$10.412254		$10.412243		n/a		n/a		$10.145070		$10.224384
Total Return *	n/a		n/a		n/a		2.16	%***	3.86	%***	3.08	%***	n/a		n/a		0.44	%***	2.23	%***
Ratio of Expenses **	n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.451735		$9.694882		$9.528454		$12.541512		$11.897511		$11.953766		$9.752778		$9.574612		$11.983670		$11.864871
Total Return *	-3.00%		-4.22%		-4.17%		-0.50	%***	2.68%		3.23%		0.91%		-2.63%		2.90%		0.82	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		1.00%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$9.744467		$10.121536		$9.942700		$12.097419		$11.587209		$11.579589		$9.664656		$9.833497		$11.645665		$11.425453
Total Return *	1.00	%***	3.58	%***	-0.62	%***	17.60%		11.03%		7.19	%***	-3.10	%***	-0.07	%***	5.83	%***	11.50%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%		1.00%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.287058		$10.435657		$10.435693		n/a		n/a		$10.168140		$10.247414
Total Return *	n/a		n/a		n/a		0.28	%***	0.76	%***	3.72	%***	n/a		n/a		5.54	%***	2.21	%***
Ratio of Expenses **	n/a		n/a		n/a		1.00%		1.00%		1.00%		n/a		n/a		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)	CG - International Growth Fund(b)	CG - International Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$264	$347	$736	$5,967	$23,663	$27,429	$2,063	$370	$6,462	$13,390
Units Outstanding (in thousands)	28	36	77	478	1,992	2,308	212	39	542	1,136
Investment Income Ratio *	0.95%	0.81%	0.94%	0.63%	0.92%	0.73%	1.49%	1.01%	0.53%	0.97%

Period ended December 31, 2013

Net Assets (in thousands)	$92	$182	$431	$4,287	$9,543	$13,172	$1,125	$284	$4,985	$8,302
Units Outstanding (in thousands)	9	18	43	355	825	1,142	117	29	429	728
Investment Income Ratio *	0.00%	0.00%	0.00%	0.19%	0.48%	0.17%	0.00%	0.00%	0.00%	0.34%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$890	$2,455	$4,377	n/a	n/a	$1,446	$4,623
Units Outstanding (in thousands)	n/a	n/a	n/a	87	235	420	n/a	n/a	142	452
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)		Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$10.461171		$8.968683		$10.972007		$10.254878		$11.174001		$9.816721		$11.165416		$12.072143		$12.696714		$6.895913
Total Return *	3.86%		-5.40%		6.82%		-2.17%		2.23%		-2.66%		2.74%		3.23%		3.26%		-16.52%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.072245		$9.481123		$10.271797		$10.481868		$10.930253		$10.084773		$10.868066		$11.694231		$12.295748		$8.260099
Total Return *	0.83%		0.51%		0.17%		6.50	%***	9.47	%***	3.04	%***	5.27%		12.29%		17.00%		-0.47	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$9.989137		$9.433310		$10.254443		n/a		n/a		n/a		$10.323518		$10.413985		$10.508894		n/a
Total Return *	0.39	%***	-4.51	%***	2.45	%***	n/a		n/a		n/a		5.41	%***	2.70	%***	5.47	%***	n/a
Ratio of Expenses **	1.25%		1.25%		1.25%		n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)		Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$10.537281		$9.034124		$11.051832		$10.307884		$11.210045		$9.882596		$11.246631		$12.212727		$12.844628		$6.924670
Total Return *	4.12%		-5.17%		7.08%		-1.46	%***	2.49%		-2.27%		2.99%		3.65%		0.46	%***	-16.31%
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$10.120201		$9.526462		$10.320692		$10.490219		$10.938148		$10.111911		$10.919785		$11.783178		$12.354317		$8.273825
Total Return *	1.08%		0.76%		0.42%		2.57	%***	9.74	%***	1.41	%***	5.54%		9.33	%***	17.30%		-6.50	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	$10.011633		$9.454752		$10.277535		n/a		n/a		n/a		$10.346749		$10.437409		$10.532592		n/a
Total Return *	-0.15	%***	-5.60	%***	5.00	%***	n/a		n/a		n/a		3.79	%***	5.42	%***	0.75	%***	n/a
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		n/a		n/a		1.00%		1.00%		1.00%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$9,474	$3,072	$7,654	$486	$624	$476	$5,385	$10,651	$6,827	$157
Units Outstanding (in thousands)	901	341	694	47	56	48	480	876	534	23
Investment Income Ratio *	0.00%	0.00%	1.90%	0.00%	0.03%	1.97%	0.82%	0.74%	0.80%	1.80%

Period ended December 31, 2013

Net Assets (in thousands)	$8,624	$2,030	$7,950	$23	$135	$257	$4,758	$7,820	$4,407	$56
Units Outstanding (in thousands)	853	213	771	2	12	25	437	666	357	7
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.35%

Period ended December 31, 2012

Net Assets (in thousands)	$2,515	$941	$2,504	n/a	n/a	n/a	$1,394	$1,451	$801	n/a
Units Outstanding (in thousands)	251	100	244	n/a	n/a	n/a	135	139	76	n/a
Investment Income Ratio *	0.00%	0.00%	2.72%	n/a	n/a	n/a	2.89%	2.05%	1.53%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)		Curian/ American Funds Growth Fund(a)		Curian/ AQR Risk Parity Fund(d)		Curian/Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/ Baring International Fixed Income Fund(c)		Curian/ Black Rock Global Long Short Credit Fund(c)		Curian/ CenterSquare International Real Estate Securities Fund(c)		Curian/ DFA U.S. Micro Cap Fund(b)		Curian/ DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.046631		$14.397508		$10.686224		$9.214531		$9.180556		$10.008388		$9.215972		$14.398510		$10.478404		$9.763528
Total Return *	0.79%		6.64%		6.61%		-10.67%		-3.80%		-0.07%		-0.46%		0.78%		5.17%		3.43%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.960114		$13.500798		$10.023693		$10.314624		$9.543470		$10.015287		$9.258230		$14.286772		$9.963773		$9.440133
Total Return *	4.41	%***	27.84%		-1.51	%***	13.62	%***	-1.45	%***	0.31	%***	-1.76	%***	41.85%		-0.80	%***	-5.90	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		$10.560607		n/a		n/a		n/a		n/a		n/a		$10.071412		n/a		n/a
Total Return *	n/a		2.78	%***	n/a		n/a		n/a		n/a		n/a		3.58	%***	n/a		n/a
Ratio of Expenses **	n/a		1.25%		n/a		n/a		n/a		n/a		n/a		1.25%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)		Curian/ American Funds Growth Fund(a)		Curian/ AQR Risk Parity Fund(d)		Curian/ Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/ Baring International Fixed Income Fund(c)		Curian/ BlackRock Global Long Short Credit Fund(c)		Curian/Center Square International Real Estate Securities Fund(c)		Curian/ DFA U.S. Micro Cap Fund(b)		Curian/ DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$11.103859		$14.565207		$10.720593		$9.253182		$9.242413		$10.075604		$9.254533		$14.531633		$10.532614		$9.804489
Total Return *	1.99	%***	7.07%		6.88%		-10.44%		-7.07	%***	-1.18	%***	-0.21%		7.80	%***	5.59%		3.68%
Ratio of Expenses **	0.85%		0.85%		1.00%		1.00%		0.85%		0.85%		1.00%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$10.968059		$13.603532		$10.030855		$10.332040		$9.559820		$10.032095		$9.273734		$14.333220		$9.975345		$9.456052
Total Return *	8.41	%***	10.03	%***	-2.10	%***	11.53	%***	-0.67	%***	0.54	%***	-0.43	%***	42.21%		-1.62	%***	-1.55	%***
Ratio of Expenses **	1.00%		0.85%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	n/a		$10.584333		n/a		n/a		n/a		n/a		n/a		$10.079057		n/a		n/a
Total Return *	n/a		7.76	%***	n/a		n/a		n/a		n/a		n/a		6.20	%***	n/a		n/a
Ratio of Expenses **	n/a		1.00%		n/a		n/a		n/a		n/a		n/a		1.00%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/ CenterSquare International Real Estate Securities Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$1,914	$7,896	$1,064	$246	$414	$2,205	$383	$2,493	$8,702	$904
Units Outstanding (in thousands)	173	545	99	27	45	220	41	172	829	92
Investment Income Ratio *	0.23%	0.29%	0.00%	0.02%	0.01%	0.00%	4.64%	0.00%	0.53%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$290	$3,384	$70	$160	$145	$775	$96	$1,029	$463	$268
Units Outstanding (in thousands)	26	250	7	16	15	77	10	72	46	28
Investment Income Ratio *	0.00%	0.19%	0.00%	0.04%	1.14%	0.00%	2.87%	1.03%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$445	n/a	n/a	n/a	n/a	n/a	$14	n/a	n/a
Units Outstanding (in thousands)	n/a	42	n/a	n/a	n/a	n/a	n/a	1	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)		Curian/ FAMCO Flex Core Covered Call Fund(a)		Curian/ Franklin Templeton Frontier Markets Fund(b)		Curian/ Franklin Templeton Natural Resources Fund(a)		Curian/ Lazard International Strategic Equity Fund(c)		Curian/ Neuberger Berman Currency Fund(b)		Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/ Nicholas Convertible Arbitrage Fund(a)		Curian/ PIMCO Credit Income Fund(a)		Curian/ PineBridge Merger Arbitrage Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$13.515080		$12.166246		$10.210125		$7.370542		$11.198173		$9.949288		$7.675001		$10.116375		$10.884006		$9.683597
Total Return *	4.74%		7.49%		-16.03%		-21.58%		-2.65%		2.08%		-22.03	%***	-2.30%		6.28%		-1.83%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$12.903844		$11.319004		$12.159633		$9.399200		$11.502659		$9.746259		n/a		$10.354499		$10.241175		$9.864185
Total Return *	19.27	%***	11.31%		8.67	%***	7.30%		15.57	%***	-3.13%		n/a		2.06%		-2.92%		-1.03%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$10.609000		$10.169153		$10.408022		$8.760110		n/a		$10.061422		n/a		$10.145372		$10.549023		$9.966882
Total Return *	1.28	%***	0.34	%***	1.64	%***	-3.74	%***	n/a		0.77	%***	n/a		1.88	%***	4.88	%***	-0.02	%***
Ratio of Expenses **	1.10%		1.25%		1.00%		1.25%		n/a		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)		Curian/ FAMCO Flex Core Covered Call Fund(a)		Curian/ Franklin Templeton Frontier Markets Fund(b)		Curian/ Franklin Templeton Natural Resources Fund(a)		Curian/ Lazard International Strategic Equity Fund(c)		Curian/ Neuberger Berman Currency Fund(b)		Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/ Nicholas Convertible Arbitrage Fund(a)		Curian/ PIMCO Credit Income Fund(a)		Curian/ PineBridge Merger Arbitrage Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$13.672846		$12.308118		$10.304910		$7.456395		$11.245149		$10.006806		$7.687721		$10.234637		$11.010872		$9.797186
Total Return *	-2.03	%***	7.92%		-19.04	%***	-21.27%		-2.40%		2.34%		-22.75	%***	-1.91%		6.70%		-1.44%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.00%		1.00%		1.00%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$12.965454		$11.405273		$12.200676		$9.470733		$11.522068		$9.778111		n/a		$10.433734		$10.319164		$9.940048
Total Return *	22.10%		3.60	%***	17.22%		7.73%		22.24	%***	-2.89%		n/a		2.47%		-0.55	%***	-0.63%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		1.00%		1.00%		n/a		0.85%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	$10.618625		$10.191700		$10.408022		$8.791537		n/a		$10.069089		n/a		$10.182201		$10.572784		$10.003438
Total Return *	1.47	%***	-1.03	%***	0.86	%***	14.55	%***	n/a		-0.70	%***	n/a		3.40	%***	3.46	%***	0.26	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		n/a		1.00%		n/a		0.85%		1.00%		0.85%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ Epoch Global Shareholder Yield Fund(a)	Curian/ FAMCO Flex Core Covered Call Fund(a)	Curian/ Franklin Templeton Frontier Markets Fund(b)	Curian/ Franklin Templeton Natural Resources Fund(a)	Curian/ Lazard International Strategic Equity Fund(c)	Curian/ Neuberger Berman Currency Fund(b)	Curian/ Neuberger Berman Risk Balanced Commodity Strategy Fund(d)	Curian/ Nicholas Convertible Arbitrage Fund(a)	Curian/ PIMCO Credit Income Fund(a)	Curian/ PineBridge Merger Arbitrage Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,947	$8,762	$756	$1,577	$892	$744	$126	$6,133	$2,599	$4,822
Units Outstanding (in thousands)	217	716	74	213	79	74	16	603	237	495
Investment Income Ratio *	0.00%	0.03%	4.55%	0.00%	0.00%	0.00%	0.00%	0.94%	0.06%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$1,954	$4,697	$394	$1,284	$278	$622	n/a	$3,463	$1,124	$4,389
Units Outstanding (in thousands)	151	413	32	136	24	64	n/a	333	109	443
Investment Income Ratio *	5.38%	2.12%	0.00%	0.00%	0.00%	1.42%	n/a	0.01%	1.99%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$141	$1,104	$1	$474	n/a	$184	n/a	$1,101	$640	$2,266
Units Outstanding (in thousands)	13	108	0	54	n/a	18	n/a	108	61	227
Investment Income Ratio *	4.29%	2.91%	0.00%	1.42%	n/a	0.00%	n/a	0.00%	1.92%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund		JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$7.414266		$11.592746		$15.899410		$9.206394		$9.322837		$4.286291		$10.790542		$11.883565	$11.616939	$15.663060
Total Return *	-28.13%		10.34%		9.69%		-6.47%		-5.61%		-7.30%		2.33%		2.68%	2.51%	-0.37%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2013

Unit Value	$10.316902		$10.506294		$14.494422		$9.843370		$9.876413		$4.623618		$10.545024		$11.573814	$11.332690	$15.720968
Total Return *	5.02	%***	5.33	%***	35.12%		-2.12%		-1.95	%***	-48.54%		20.92%		14.14%	19.70%	11.00%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.727021		$10.056181		n/a		$8.985544		$8.720397		$10.140190	$9.467785	$14.163042
Total Return *	n/a		n/a		11.78	%***	-1.87	%***	n/a		-15.10	%***	11.68%		10.42%	11.43%	6.71	%***
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		n/a		1.25%		2.56%		2.57%	2.46%	2.56%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$7.808324		$9.183228	$8.496595	$13.107121
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		5.91	%***	-1.83%	-3.27%	-4.94%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		2.56%		2.57%	2.46%	2.47%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.303223		$9.354633	$8.783516	$13.787812
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		10.00%		8.28%	10.54%	6.99	%***
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		2.46%		2.57%	2.46%	2.47%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund		JNL Disciplined Moderate Growth Fund		JNL Institutional Alt 20 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$7.444885		$11.652775		$16.015559		$9.675988		$9.385503		$4.325990		$12.265779	$13.517452		$13.099668		$16.934824
Total Return *	-27.96%		10.78%		9.97%		-2.44%		-1.99	%***	-6.92%		3.99%	4.35%		4.07%		0.99%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		0.85%		0.85%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2013

Unit Value	$10.333666		$10.518513		$14.563853		$9.918414		$9.893089		$4.647816		$11.795248	$12.953616		$12.587668		$16.768105
Total Return *	-4.74	%***	2.62	%***	35.46%		-1.72%		-1.05	%***	-20.24	%***	22.89%	16.00%		21.52%		12.52%
Ratio of Expenses **	1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.751499		$10.092394		n/a		$8.992422		$9.598504	$11.166780		$10.358582		$14.902370
Total Return *	n/a		n/a		15.43	%***	-0.44	%***	n/a		-12.71	%***	13.50%	12.23%		13.13%		9.82%
Ratio of Expenses **	n/a		n/a		1.00%		0.85%		n/a		1.00%		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.456944	$9.949985		$9.156359		$13.570222
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-4.05%	-0.23	%***	-1.80	%***	-3.73%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.95%	0.95%		0.95%		1.20%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.814252	$9.802583		$9.177843		$14.095348
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		11.67%	9.61%		11.77%		11.71%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.95%	1.35%		1.35%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)	Curian/The Boston Company Equity Income Fund(a)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)	Curian/Van Eck International Gold Fund(b)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$317	$3,540	$4,351	$-	$1,072	$1,326	$47,102	$79,706	$92,863	$83,313
Units Outstanding (in thousands)	43	305	272	-	115	308	4,024	6,188	7,431	5,013
Investment Income Ratio *	4.08%	1.16%	0.08%	0.00%	0.00%	0.30%	1.70%	2.22%	1.87%	1.81%

Period ended December 31, 2013

Net Assets (in thousands)	$59	$530	$2,481	$1,673	$469	$672	$32,238	$69,637	$78,307	$74,335
Units Outstanding (in thousands)	6	50	171	169	47	145	2,849	5,610	6,488	4,503
Investment Income Ratio *	2.21%	0.52%	1.71%	0.00%	0.00%	0.23%	1.02%	1.37%	1.19%	2.10%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$258	$822	n/a	$182	$17,076	$49,738	$51,479	$57,285
Units Outstanding (in thousands)	n/a	n/a	24	82	n/a	20	1,847	4,626	5,144	3,894
Investment Income Ratio *	n/a	n/a	2.90%	0.00%	n/a	0.00%	1.18%	1.53%	1.44%	1.64%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$12,883	$35,387	$34,824	$38,069
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	1,572	3,672	3,912	2,833
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.18%	1.41%	1.10%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$8,907	$23,777	$24,630	$22,417
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	1,036	2,449	2,703	1,601
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.35%	1.19%	1.28%	0.80%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)	The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Institutional Alt 65 Fund		JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)		JNL/ American Funds Balanced Allocation Fund(b)		JNL/ American Funds Blue Chip Income and Growth Fund(a)		JNL/ American Funds Global Bond Fund(a)		JNL/ American Funds Global Small Capitalization Fund(a)		JNL/ American Funds Growth Allocation Fund(b)		JNL/ American Funds Growth-Income Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$16.134780		$15.997925		$16.317361		$10.190133		$11.769809		$15.802258		$9.930369		$12.238466		$12.309648		$15.589418
Total Return *	-0.57%		-0.71%		-0.93%		-1.31	%***	0.64	%***	12.20%		-1.63%		-0.77%		1.58%		7.51%
Ratio of Expenses **	2.46%		2.56%		2.56%		1.25%		2.32%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2013

Unit Value	$16.227927		$16.112535		$16.470486		n/a		$11.555447		$14.084479		$10.094860		$12.333247		$12.118027		$14.500602
Total Return *	9.72%		7.56%		6.73%		n/a		12.63%		29.21%		-5.64%		24.67%		17.97%		29.70%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		2.31%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2012

Unit Value	$14.789750		$14.979408		$15.432167		n/a		$10.260003		$10.900227		$10.698246		$9.893015		$10.271827		$11.179782
Total Return *	8.62%		8.07%		8.14%		n/a		8.40	%***	10.67%		2.82%		10.28	%***	1.49	%***	14.07%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		2.31%		2.46%		2.81%		2.56%		2.42%		2.46%

Period ended December 31, 2011

Unit Value	$13.616571		$13.861468		$14.270232		n/a		n/a		$9.849416		$10.404360		$8.623965		n/a		$9.800553
Total Return *	-8.03	%***	-7.05%		-7.82%		n/a		n/a		-3.64%		1.44%		-21.38%		n/a		-4.67%
Ratio of Expenses **	2.46%		2.56%		2.56%		n/a		n/a		2.46%		2.81%		2.46%		n/a		2.46%

Period ended December 31, 2010

Unit Value	$14.530009		$14.913342		$15.480283		n/a		n/a		$10.221876		$10.257107		$10.969575		n/a		$10.280893
Total Return *	13.85	%***	14.50	%***	15.60	%***	n/a		n/a		2.98	%***	-2.81	%***	1.76	%***	n/a		2.86	%***
Ratio of Expenses **	2.37%		2.56%		2.56%		n/a		n/a		2.46%		2.81%		2.46%		n/a		2.46%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund		JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)		JNL/American Funds Balanced Allocation Fund(b)		JNL/ American Funds Blue Chip Income and Growth Fund(a)		JNL/ American Funds Global Bond Fund(a)		JNL/ American Funds Global Small Capitalization Fund(a)		JNL/ American Funds Growth Allocation Fund(b)		JNL/ American Funds Growth-Income Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$17.393606		$17.300850	$17.641612		$10.207381		$12.111004		$16.757992		$10.704602		$13.040099		$12.700410		$16.804671
Total Return *	-0.16	%***	0.65%	-0.74	%***	0.81	%***	2.36	%***	13.62%		-0.03%		0.59%		2.78%		9.25%
Ratio of Expenses **	1.15%		1.20%	1.20%		1.00%		1.25%		1.20%		1.20%		1.20%		1.25%		0.85%

Period ended December 31, 2013

Unit Value	$17.144008		$17.189416	$17.524884		n/a		$11.742381		$14.749397		$10.708113		$12.963556		$12.357278		$15.381271
Total Return *	8.33	%***	9.04%	8.13%		n/a		13.71%		30.85%		-4.11%		26.37%		14.79	%***	22.13	%***
Ratio of Expenses **	1.30%		1.20%	1.25%		n/a		1.35%		1.20%		1.20%		1.20%		1.25%		0.85%

Period ended December 31, 2012

Unit Value	$15.416154		$15.764688	$16.206761		n/a		$10.326225		$11.271931		$11.166907		$10.258146		$10.346059		$11.622914
Total Return *	9.83%		9.55%	9.56%		n/a		5.95	%***	12.07%		4.50%		16.49%		2.62	%***	-0.19	%***
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		1.35%		1.20%		1.20%		1.20%		1.35%		1.00%

Period ended December 31, 2011

Unit Value	$14.036179		$14.390549	$14.792110		n/a		n/a		$10.057527		$10.686235		$8.806076		n/a		$10.007812
Total Return *	-5.10%		-5.76%	-6.60%		n/a		n/a		-2.43%		3.08%		-20.39%		n/a		-3.47%
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		n/a		1.20%		1.20%		1.20%		n/a		1.20%

Period ended December 31, 2010

Unit Value	$14.790255		$15.270726	$15.838026		n/a		n/a		$10.307663		$10.367188		$11.061642		n/a		$10.367185
Total Return *	12.83%		13.53%	14.41%		n/a		n/a		5.03	%***	0.99	%***	3.98	%***	n/a		1.98	%***
Ratio of Expenses **	1.35%		1.20%	1.25%		n/a		n/a		1.20%		1.20%		1.20%		n/a		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ Alliance Bernstein Dynamic Asset Allocation Fund(c)	JNL/ American Funds Balanced Allocation Fund(b)	JNL/ American Funds Blue Chip Income and Growth Fund(a)	JNL/ American Funds Global Bond Fund(a)	JNL/ American Funds Global Small Capitalization Fund(a)	JNL/ American Funds Growth Allocation Fund(b)	JNL/ American Funds Growth-Income Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$95,505	$123,667	$15,670	$1,576	$40,269	$127,385	$25,887	$23,636	$29,908	$128,384
Units Outstanding (in thousands)	5,630	7,301	907	154	3,354	7,747	2,462	1,844	2,375	7,862
Investment Income Ratio *	1.64%	1.56%	1.46%	1.32%	1.03%	1.25%	0.01%	0.22%	0.79%	0.70%

Period ended December 31, 2013

Net Assets (in thousands)	$93,592	$114,337	$18,921	n/a	$22,788	$69,306	$21,683	$20,367	$15,516	$82,480
Units Outstanding (in thousands)	5,536	6,768	1,096	n/a	1,948	4,763	2,054	1,592	1,262	5,490
Investment Income Ratio *	1.79%	1.32%	0.65%	n/a	0.88%	1.19%	2.13%	0.67%	0.64%	0.82%

Period ended December 31, 2012

Net Assets (in thousands)	$65,669	$94,136	$42,386	n/a	$5,737	$40,132	$20,921	$13,337	$4,260	$48,188
Units Outstanding (in thousands)	4,299	6,055	2,641	n/a	557	3,594	1,893	1,313	413	4,205
Investment Income Ratio *	1.85%	1.94%	2.42%	n/a	0.00%	1.02%	1.98%	0.74%	0.00%	0.80%

Period ended December 31, 2011

Net Assets (in thousands)	$40,356	$58,074	$44,014	n/a	n/a	$23,678	$16,600	$8,653	n/a	$29,983
Units Outstanding (in thousands)	2,891	4,076	3,000	n/a	n/a	2,368	1,563	988	n/a	3,012
Investment Income Ratio *	0.97%	0.86%	0.68%	n/a	n/a	0.67%	1.01%	0.36%	n/a	0.55%

Period ended December 31, 2010

Net Assets (in thousands)	$18,229	$32,487	$42,126	n/a	n/a	$9,396	$5,707	$6,409	n/a	$9,854
Units Outstanding (in thousands)	1,237	2,140	2,675	n/a	n/a	914	552	581	n/a	953
Investment Income Ratio *	0.90%	0.84%	1.51%	n/a	n/a	0.00%	0.00%	0.00%	n/a	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)		JNL/American Funds New World Fund(a)		JNL/AQR Managed Futures Strategy Fund(c)		JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)		JNL/Brookfield Global Infrastructure and MLP Fund(d)		JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.346974		$10.321385		$11.192544		$8.205309	$11.399499		$30.470480	$9.823942		$15.111540		$9.544048	$26.120657
Total Return *	-5.52%		-10.53%		7.73%		-16.83%	-0.72%		5.72%	0.12	%***	4.74%		-3.40%	-0.60%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	1.25%		2.46%		4.00%	2.92%

Period ended December 31, 2013

Unit Value	$12.010254		$11.536518		$10.389215		$9.865909	$11.482345		$28.821772	n/a		$14.427859		$9.879777	$26.277428
Total Return *	18.00%		8.08%		5.75%		6.21%	11.42%		34.95%	n/a		20.43%		11.02%	19.69%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2012

Unit Value	$10.178122		$10.673864		$9.823886		$9.289162	$10.305240		$21.357364	n/a		$11.979817		$8.899463	$21.955160
Total Return *	14.39%		13.45	%***	6.56	%***	-2.26%	6.81%		7.39%	n/a		15.78%		8.60%	13.65%
Ratio of Expenses **	2.595%		2.56%		1.25%		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2011

Unit Value	$8.897912		$9.345775		n/a		$9.503708	$9.648319		$19.887664	n/a		$10.347437		$8.194877	$19.319006
Total Return *	-19.11	%***	-16.38%		n/a		-10.15%	-4.98	%***	-2.17%	n/a		0.27	%***	-8.48%	-7.25%
Ratio of Expenses **	2.595%		2.46%		n/a		3.06%	2.56%		2.95%	n/a		2.46%		4.00%	2.92%

Period ended December 31, 2010

Unit Value	$10.674432		$11.176281		n/a		$10.577556	$10.294555		$20.329402	n/a		n/a		$8.954289	$20.828884
Total Return *	4.24	%***	6.16	%***	n/a		13.90%	3.61	%***	9.40%	n/a		n/a		4.74%	8.56%
Ratio of Expenses **	2.46%		2.46%		n/a		3.06%	2.42%		2.95%	n/a		n/a		4.00%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ American Funds International Fund(a)		JNL/ American Funds New World Fund(a)		JNL/ AQR Managed Futures Strategy Fund(c)		JNL/ BlackRock Commodity Securities Strategy Fund		JNL/ BlackRock Global Allocation Fund(b)		JNL/ BlackRock Large Cap Select Growth Fund	JNL/ Boston Partners Global Long Short Equity Fund(e)		JNL/ Brookfield Global Infrastructure and MLP Fund(d)		JNL/ Capital Guardian Global Balanced Fund	JNL/ Capital Guardian Global Diversified Research Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$12.309618		$10.997262		$11.343225		$9.782508		$12.252701		$42.967791	$9.835465		$15.872384		$14.287424	$36.617703
Total Return *	-4.74	%***	-9.31%		8.16%		-14.97%		0.99%		7.59%	0.17	%***	6.44%		-0.70%	1.13%
Ratio of Expenses **	0.85%		1.20%		0.85%		0.85%		0.85%		1.20%	0.85%		0.85%		1.25%	1.20%

Period ended December 31, 2013

Unit Value	$12.733397		$12.125908		$10.487045		$11.505214		$12.132492		$39.937760	n/a		$14.912229		$14.388763	$36.209240
Total Return *	7.46	%***	9.56%		6.18%		8.58%		9.10	%***	37.33%	n/a		22.39%		14.11%	21.76%
Ratio of Expenses **	1.00%		1.20%		0.85%		0.85%		0.85%		1.20%	n/a		0.85%		1.25%	1.20%

Period ended December 31, 2012

Unit Value	$10.563954		$11.067687		$9.876802		$10.595859		$10.668681		$29.081001	n/a		$12.184240		$12.609448	$29.737379
Total Return *	-1.86%		15.97%		3.82	%***	14.31	%***	0.79	%***	9.29%	n/a		13.75	%***	11.63%	15.62	%***
Ratio of Expenses **	1.20%		1.20%		0.85%		0.85%		1.00%		1.20%	n/a		0.85%		1.25%	1.20%

Period ended December 31, 2011

Unit Value	$9.106416		$9.543319		n/a		$10.420986		$9.809639		$26.608782	n/a		$10.353105		$11.295328	$25.507270
Total Return *	-15.40%		-15.32%		n/a		-8.47%		-4.97%		-0.45%	n/a		1.63	%***	-5.94%	-5.69%
Ratio of Expenses **	1.20%		1.20%		n/a		1.20%		1.20%		1.20%	n/a		1.35%		1.25%	1.25%

Period ended December 31, 2010

Unit Value	$10.764025		$11.269970		n/a		$11.385308		$10.322473		$26.729247	n/a		n/a		$12.008142	$27.046552
Total Return *	12.99	%***	3.10	%***	n/a		16.04%		1.12	%***	11.33%	n/a		n/a		7.66%	10.39%
Ratio of Expenses **	1.20%		1.20%		n/a		1.20%		1.20%		1.20%	n/a		n/a		1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/AQR Managed Futures Strategy Fund(c)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)	JNL/Brookfield Global Infrastructure and MLP Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$37,524	$34,440	$6,589	$47,648	$150,194	$40,302	$273	$67,480	$22,277	$14,413
Units Outstanding (in thousands)	3,150	3,190	584	5,144	12,596	1,070	28	4,326	1,636	448
Investment Income Ratio *	0.76%	0.86%	2.75%	0.00%	0.63%	0.00%	0.00%	0.72%	0.89%	0.76%

Period ended December 31, 2013

Net Assets (in thousands)	$29,626	$29,110	$5,106	$50,906	$112,382	$32,979	n/a	$28,526	$23,593	$14,613
Units Outstanding (in thousands)	2,377	2,436	489	4,648	9,465	957	n/a	1,935	1,717	463
Investment Income Ratio *	0.82%	0.57%	4.80%	0.40%	0.63%	0.03%	n/a	0.93%	1.69%	1.26%

Period ended December 31, 2012

Net Assets (in thousands)	$19,107	$21,332	$1,647	$43,540	$66,293	$24,075	n/a	$4,763	$20,485	$11,953
Units Outstanding (in thousands)	1,827	1,948	167	4,294	6,292	971	n/a	393	1,696	468
Investment Income Ratio *	1.19%	1.07%	0.00%	0.00%	0.00%	0.15%	n/a	0.06%	2.03%	1.19%

Period ended December 31, 2011

Net Assets (in thousands)	$11,987	$13,117	n/a	$40,160	$18,579	$21,851	n/a	$350	$18,675	$10,792
Units Outstanding (in thousands)	1,324	1,383	n/a	3,939	1,902	977	n/a	34	1,722	491
Investment Income Ratio *	0.75%	0.63%	n/a	0.62%	0.57%	0.33%	n/a	0.00%	1.08%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$4,825	$5,160	n/a	$31,623	$7,298	$20,025	n/a	n/a	$18,133	$11,063
Units Outstanding (in thousands)	449	459	n/a	2,831	708	909	n/a	n/a	1,568	482
Investment Income Ratio *	0.00%	0.00%	n/a	0.32%	0.00%	0.26%	n/a	n/a	1.13%	0.73%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund		JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund		JNL/Franklin Templeton Mutual Shares Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$18.339006	$30.079750	$7.805575	$7.156934		$10.682032	$9.679582	$11.338854		$12.209732	$9.069887		$11.144236
Total Return *	6.10%	-0.16%	2.77%	8.31%		-0.29%	-5.17%	-2.87%		0.08%	-11.79%		4.59%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2013

Unit Value	$17.283979	$30.128593	$7.594985	$6.607529		$10.712698	$10.207749	$11.673816		$12.200544	$10.281784		$10.655559
Total Return *	30.59%	26.72%	-8.61%	-5.05%		20.40%	26.60%	1.01%		10.64%	28.95%		25.05%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2012

Unit Value	$13.235343	$23.775844	$8.310648	$6.959027		$8.897691	$8.063049	$11.557034		$11.026824	$7.973159		$8.521104
Total Return *	9.84%	10.55%	19.19%	20.04%		12.61%	18.53%	8.29	%***	8.81%	23.93%		10.78%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	2.46%		3.06%	2.645%		2.56%

Period ended December 31, 2011

Unit Value	$12.050048	$21.507223	$6.972502	$5.797024		$7.901322	$6.802345	$10.050974		$10.134060	$6.433521		$7.691597
Total Return *	-4.19%	-5.11%	-23.34%	-29.88%		-4.19%	-8.78%	0.51	%***	-0.55%	-16.61	%***	-3.16%
Ratio of Expenses **	3.445%	2.92%	2.77%	2.81%		2.92%	2.92%	1.82%		3.06%	2.645%		2.56%

Period ended December 31, 2010

Unit Value	$12.577079	$22.666493	$9.095534	$8.267688		$8.247152	$7.456868	n/a		$10.190111	$7.714890		$7.942977
Total Return *	8.07%	31.74%	16.14%	-1.16	%***	7.21%	3.99%	n/a		9.17%	17.40%		8.64%
Ratio of Expenses **	3.45%	2.92%	2.77%	2.81%		2.92%	2.92%	n/a		3.06%	2.645%		2.56%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund		JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund		JNL/Eastspring Investments China-India Fund		JNL/Franklin Templeton Founding Strategy Fund		JNL/Franklin Templeton Global Growth Fund		JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund		JNL/Franklin Templeton International Small Cap Growth Fund		JNL/Franklin Templeton Mutual Shares Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$29.480814		$41.965265	$8.941782		$8.135595		$12.248203		$11.098860		$11.909819		$14.787315		$10.298121		$12.417678
Total Return *	8.89%		1.67%	-0.64	%***	10.29%		1.44%		-3.53%		-1.29%		2.28	%***	-10.19%		6.02%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.00%		1.20%		1.20%		0.85%		0.85%		0.85%		1.20%

Period ended December 31, 2013

Unit Value	$27.073038		$41.275268	$8.457573		$7.376329		$12.073890		$11.504855		$12.065777		$14.287741		$11.466446		$11.712767
Total Return *	15.09	%***	29.05%	-6.98%		-3.32%		22.49%		28.80%		0.31	%***	5.52	%***	3.01	%***	26.76%
Ratio of Expenses **	0.85%		1.10%	1.00%		1.00%		1.20%		1.20%		0.85%		1.00%		0.85%		1.20%

Period ended December 31, 2012

Unit Value	$19.712406		$31.984710	$9.092134		$7.629376		$9.857235		$8.932659		$11.736107		$12.482631		$8.667349		$9.240017
Total Return *	1.42	%***	8.78%	6.96	%***	3.02	%***	14.57%		20.60%		3.09	%***	10.86%		17.64	%***	12.30%
Ratio of Expenses **	1.00%		1.10%	1.00%		1.00%		1.20%		1.20%		1.00%		1.20%		1.00%		1.20%

Period ended December 31, 2011

Unit Value	$17.247755		$28.409569	$7.418200		$6.177716		$8.603731		$7.407117		$10.053056		$11.260011		$6.823433		$8.227627
Total Return *	-1.92%		-3.38%	-22.17%		-28.78%		-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%		-1.84%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.25%		1.20%		1.20%		1.40%		1.20%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$17.585979		$29.402331	$9.531443		$8.674606		$8.810426		$7.966199		n/a		$11.114211		$8.065387		$8.382027
Total Return *	10.63%		34.17%	17.92%		15.47%		9.02%		5.74%		n/a		11.22%		19.11%		10.12%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$32,781	$74,057	$12,500	$32,124	$97,523	$29,405	$40,309	$153,053	$24,693	$45,492
Units Outstanding (in thousands)	1,258	1,933	1,468	4,120	8,199	2,724	3,448	10,958	2,519	3,766
Investment Income Ratio *	0.60%	0.00%	1.06%	0.93%	1.66%	0.79%	3.98%	3.41%	0.89%	0.79%

Period ended December 31, 2013

Net Assets (in thousands)	$20,880	$71,984	$10,589	$25,156	$90,996	$26,200	$28,988	$115,313	$20,155	$40,022
Units Outstanding (in thousands)	877	1,910	1,296	3,537	7,741	2,335	2,435	8,409	1,837	3,499
Investment Income Ratio *	1.00%	0.08%	1.22%	0.90%	2.00%	1.30%	2.78%	4.10%	1.01%	0.92%

Period ended December 31, 2012

Net Assets (in thousands)	$9,008	$46,089	$11,645	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432	$28,473
Units Outstanding (in thousands)	512	1,576	1,320	3,568	7,459	1,813	959	7,036	1,599	3,145
Investment Income Ratio *	0.89%	0.00%	0.68%	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%	1.55%

Period ended December 31, 2011

Net Assets (in thousands)	$7,533	$38,957	$7,751	$19,522	$61,514	$12,114	$-	$67,216	$8,741	$22,395
Units Outstanding (in thousands)	482	1,490	1,060	3,207	7,295	1,665	-	6,100	1,302	2,771
Investment Income Ratio *	0.58%	0.00%	0.46%	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%	2.62%

Period ended December 31, 2010

Net Assets (in thousands)	$5,550	$29,936	$9,193	$21,618	$57,185	$9,349	n/a	$53,897	$8,311	$17,073
Units Outstanding (in thousands)	354	1,107	975	2,520	6,588	1,188	n/a	4,941	1,044	2,069
Investment Income Ratio *	0.32%	0.23%	0.13%	0.00%	3.14%	1.55%	n/a	4.20%	1.29%	0.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund		JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$16.035604	$17.834916	$11.621173		$17.606617	$11.989800		$14.318392	$14.718224	$13.344782	$19.094955	$19.264517
Total Return *	-2.73%	1.97%	-7.58%		9.72%	10.77%		11.56%	-2.78%	4.08%	5.37%	4.17%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2013

Unit Value	$16.486449	$17.489665	$12.573658		$16.046163	$10.824188		$12.834530	$15.139828	$12.821086	$18.122302	$18.493104
Total Return *	30.52%	-4.26%	-10.39%		28.73%	30.48%		-0.33%	15.39%	34.11%	26.25%	34.75%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2012

Unit Value	$12.631682	$18.268639	$14.032145		$12.464803	$8.295683		$12.877546	$13.120420	$9.560387	$14.354642	$13.724219
Total Return *	14.23%	4.26%	16.71%		14.45%	16.27%		24.44%	12.26%	8.07%	3.90%	13.50%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2011

Unit Value	$11.058315	$17.522972	$12.023017		$10.891241	$7.134821		$10.348752	$11.687458	$8.846506	$13.815382	$12.091397
Total Return *	-5.52%	2.82%	-7.31%		-9.35%	-13.10%		-9.08%	-9.68%	-10.33%	-9.01%	-4.84%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

Period ended December 31, 2010

Unit Value	$11.704333	$17.043066	$12.970732		$12.014464	$8.210392		$11.382358	$12.940614	$9.866017	$15.183516	$12.706377
Total Return *	23.18%	4.13%	-1.70	%***	20.65%	1.33	%***	13.62%	8.92%	12.80%	18.69%	21.75%
Ratio of Expenses **	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.62%	3.60%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund		JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund		JNL/Invesco Global Real Estate Fund		JNL/Invesco International Growth Fund		JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$19.585550		$27.472760	$13.131425		$21.074348	$14.013717		$17.727799		$22.716170		$19.554490	$29.187687	$27.674168
Total Return *	-0.70%		4.24%	-5.75%		11.78%	0.11	%***	14.05%		-0.61%		7.15%	8.06%	7.08	%***
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%	0.85%		0.85%		0.85%		1.10%	1.10%	0.85%

Period ended December 31, 2013

Unit Value	$19.723682		$26.354655	$13.931926		$18.852593	$12.107867		$15.543283		$22.856138		$18.250068	$27.011558	$25.378300
Total Return *	2.40	%***	-2.13%	-8.62%		31.15%	32.60%		1.89%		2.83	%***	38.05%	29.47%	38.30%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%	1.20%		0.85%		0.85%		1.10%	1.10%	1.00%

Period ended December 31, 2012

Unit Value	$14.633484		$26.929413	$15.246170		$14.374973	$9.131280		$15.254481		$18.868951		$13.219647	$20.863336	$18.350522
Total Return *	11.16	%***	6.58%	13.03	%***	16.60%	18.16%		16.75	%***	8.78	%***	11.26%	6.56%	7.02	%***
Ratio of Expenses **	1.00%		1.10%	0.85%		1.20%	1.20%		0.85%		1.00%		1.10%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	$12.358621		$25.266640	$12.665430		$12.328155	$7.727713		$11.713852		$15.926058		$11.881918	$19.578498	$15.356308
Total Return *	-9.55	%***	5.10%	-5.81%		-7.65%	-11.69%		-7.38	%***	-7.99%		-7.70%	-6.69%	-2.58%
Ratio of Expenses **	1.25%		1.10%	1.20%		1.20%	1.20%		1.20%		1.20%		1.10%	1.10%	1.25%

Period ended December 31, 2010

Unit Value	$12.792624		$24.041331	$13.446113		$13.349617	$8.751043		$12.611990		$17.309587		$12.873477	$20.983331	$15.763517
Total Return *	25.14%		6.45%	3.93	%***	22.91%	7.40%		15.68%		10.97%		16.12%	21.72%	24.64%
Ratio of Expenses **	1.35%		1.10%	1.20%		1.20%	1.20%		1.25%		1.20%		1.10%	1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$47,879	$59,549	$12,850	$64,650	$31,023	$63,128	$43,849	$41,508	$25,894	$53,056
Units Outstanding (in thousands)	2,608	2,382	1,017	3,178	2,352	3,799	2,213	2,253	966	2,095
Investment Income Ratio *	0.41%	2.33%	1.68%	0.89%	0.08%	1.32%	1.13%	0.06%	0.21%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,575	$44,744	$15,020	$42,939	$11,686	$44,391	$33,600	$33,216	$23,526	$31,745
Units Outstanding (in thousands)	1,973	1,862	1,116	2,353	990	3,035	1,687	1,924	947	1,338
Investment Income Ratio *	0.93%	3.03%	7.64%	0.42%	0.18%	3.41%	1.14%	0.42%	0.20%	0.13%

Period ended December 31, 2012

Net Assets (in thousands)	$22,557	$41,804	$17,700	$26,407	$6,831	$36,326	$23,664	$21,018	$15,967	$15,231
Units Outstanding (in thousands)	1,615	1,701	1,197	1,891	765	2,520	1,405	1,678	831	887
Investment Income Ratio *	0.27%	2.46%	0.00%	1.18%	0.39%	0.78%	1.73%	0.00%	0.27%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$16,217	$30,199	$17,233	$22,894	$5,277	$19,221	$18,854	$16,200	$14,088	$10,988
Units Outstanding (in thousands)	1,345	1,310	1,378	1,902	696	1,688	1,283	1,433	782	743
Investment Income Ratio *	0.32%	2.07%	5.19%	0.86%	0.12%	2.67%	0.71%	0.16%	0.68%	0.00%

Period ended December 31, 2010
Net Assets (in thousands)	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781	$13,800	$9,681
Units Outstanding (in thousands)	1,038	1,084	1,087	914	650	1,354	1,181	1,124	716	637
Investment Income Ratio *	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%	0.53%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)		JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.692315		$9.379997	$29.989944	$12.550201	$10.944539	$13.215709		$11.913933	$19.025413	$10.504440	$6.077288
Total Return *	-6.70%		-13.76%	7.99%	1.27%	-8.11%	-0.70%		5.62%	-0.85%	1.66%	2.34%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2013

Unit Value	$13.603059		$10.876593	$27.770029	$12.393151	$11.910786	$13.309254		$11.280317	$19.187705	$10.333287	$5.938096
Total Return *	20.23%		17.10%	37.95%	-7.30%	-4.08%	1.98%		24.59%	32.92%	-6.38%	17.37%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2012

Unit Value	$11.314614		$9.288562	$20.131128	$13.368705	$12.416942	$13.050297		$9.054294	$14.435226	$11.037020	$5.059207
Total Return *	14.00%		12.92%	12.89%	-0.43%	18.51%	5.27%		13.13%	14.31%	-0.28%	16.70%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2011

Unit Value	$9.925279		$8.225484	$17.832882	$13.426724	$10.477346	$12.396903		$8.003769	$12.628671	$11.068043	$4.335113
Total Return *	-10.05%		-16.00%	-8.60%	5.54%	-20.22%	-14.03%		-4.47%	5.75%	3.15%	-6.10%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

Period ended December 31, 2010

Unit Value	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006	$14.419391		$8.378355	$11.942160	$10.730476	$4.616627
Total Return *	5.25	%***	3.71%	21.98%	3.13%	18.23%	20.95	%***	13.59%	19.32%	1.91%	18.84%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	2.46%		2.47%	2.92%	3.82%	3.06%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/ JPMorgan International Value Fund	JNL/ JPMorgan MidCap Growth Fund		JNL/ JPMorgan U.S. Government & Quality Bond Fund		JNL/ Lazard Emerging Markets Fund		JNL/ M&G Global Basics Fund(a)		JNL/MC 10 x 10 Fund		JNL/MC 25 Fund		JNL/MC Bond Index Fund		JNL/ MC Communications Sector Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$14.069742		$14.459347	$45.030983		$22.615493		$13.255177		$14.155192		$13.132237		$24.839338		$15.136551		$8.560594
Total Return *	-4.85%		-11.51%	10.25%		1.76	%***	-6.06%		0.90%		6.97%		0.87%		4.56%		1.89	%***
Ratio of Expenses **	0.85%		1.10%	0.85%		1.00%		0.85%		1.20%		1.20%		1.20%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$14.786626		$16.340932	$40.843386		$20.880817		$14.110089		$14.208819		$12.276911		$24.624011		$14.475854		$8.005423
Total Return *	17.48	%***	20.15%	15.37	%***	-4.66%		0.01	%***	3.22%		14.58	%***	35.23%		-3.70%		19.81%
Ratio of Expenses **	0.85%		1.10%	0.85%		1.20%		0.85%		1.20%		1.20%		1.20%		1.00%		1.00%

Period ended December 31, 2012

Unit Value	$12.001718		$13.600982	$28.245166		$21.902507		$14.245087		$13.765150		$9.702499		$18.209120		$15.031760		$6.681594
Total Return *	2.38	%***	15.87%	2.12	%***	2.40%		6.77	%***	3.05	%***	14.52%		15.04	%***	-0.04	%***	-0.81	%***
Ratio of Expenses **	1.00%		1.10%	1.00%		1.20%		1.00%		1.20%		1.25%		1.20%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	$10.292229		$11.737899	$23.739928		$21.388486		$11.641544		$12.850625		$8.472480		$15.560870		$14.509875		$5.437031
Total Return *	-8.59	%***	-13.82%	-7.01	%***	8.53%		-18.73%		-13.07%		-3.31%		7.52%		5.98%		-4.39%
Ratio of Expenses **	1.20%		1.10%	1.20%		1.20%		1.20%		1.35%		1.25%		1.25%		1.10%		1.25%

Period ended December 31, 2010

Unit Value	$11.238795		$13.619569	$25.333583		$19.708034		$14.324101		$14.782825		$8.762104		$14.471906		$13.690850		$5.686513
Total Return *	8.34%		6.41%	24.04%		6.06%		20.45%		21.43%		14.99%		21.33%		4.72%		21.01%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%		1.20%		1.35%		1.25%		1.25%		1.10%		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$125,833	$31,174	$50,238	$38,737	$33,154	$—	$43,036	$41,333	$40,787	$12,293
Units Outstanding (in thousands)	9,277	2,322	1,311	1,926	2,646	—	3,363	1,766	2,888	1,608
Investment Income Ratio *	1.10%	2.01%	0.00%	3.12%	1.63%	0.00%	1.78%	2.02%	3.42%	2.93%

Period ended December 31, 2013

Net Assets (in thousands)	$122,561	$31,060	$30,656	$34,446	$38,741	$3,810	$41,074	$48,340	$32,592	$9,606
Units Outstanding (in thousands)	8,545	2,046	900	1,782	2,894	274	3,423	2,085	2,413	1,311
Investment Income Ratio *	1.41%	3.63%	0.18%	3.23%	1.39%	2.13%	2.04%	2.54%	2.15%	2.43%

Period ended December 31, 2012

Net Assets (in thousands)	$81,633	$21,942	$17,299	$41,937	$45,233	$3,676	$34,975	$32,852	$32,939	$10,005
Units Outstanding (in thousands)	6,936	1,733	731	2,069	3,301	271	3,665	1,913	2,345	1,611
Investment Income Ratio *	0.11%	4.83%	0.00%	2.28%	2.02%	1.19%	2.36%	2.37%	2.34%	3.49%

Period ended December 31, 2011

Net Assets (in thousands)	$53,309	$17,379	$19,639	$35,432	$41,161	$2,556	$31,010	$22,351	$28,141	$6,054
Units Outstanding (in thousands)	5,225	1,586	945	1,791	3,618	200	3,710	1,520	2,044	1,182
Investment Income Ratio *	0.16%	2.80%	0.00%	2.62%	1.04%	0.22%	1.48%	2.58%	3.03%	3.27%

Period ended December 31, 2010

Net Assets (in thousands)	$30,214	$18,237	$19,305	$24,533	$56,931	$1,664	$28,351	$26,660	$22,461	$4,063
Units Outstanding (in thousands)	2,696	1,432	884	1,349	4,060	113	3,273	1,941	1,725	746
Investment Income Ratio *	0.01%	2.40%	0.00%	3.28%	0.55%	0.75%	2.05%	3.13%	2.69%	3.28%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund		JNL/MC International Index Fund	JNL/MC JNL 5 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$15.914213	$14.169340		$9.075531		$13.249537		$9.303494	$9.103545		$18.323653	$12.016786		$12.630226	$14.649591
Total Return *	6.90%	3.99%		-6.03%		-6.07%		9.61%	-3.61%		20.69%	2.50%		-9.60%	7.65%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.80%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2013

Unit Value	$14.887088	$13.625439		$9.657680		$14.105397		$8.487959	$9.444736		$15.182719	$11.723567		$13.972251	$13.609160
Total Return *	36.12%	35.62%		-6.49%		3.12	%***	29.28%	-3.64%		35.88%	20.45%		16.88%	27.33%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.80%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2012

Unit Value	$10.936346	$10.046457		$10.327566		$11.268651		$6.565716	$9.801287		$11.173519	$9.732936		$11.954577	$10.687935
Total Return *	19.10%	-0.09	%***	11.21	%***	6.00%		22.26%	-4.15%		14.33%	10.92%		13.58%	14.13%
Ratio of Expenses **	3.595%	2.56%		2.46%		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2011

Unit Value	$9.182378	n/a		$9.041881		$10.631165		$5.370175	$10.225383		$9.773195	$8.774960		$10.525030	$9.364430
Total Return *	2.78%	n/a		-0.09	%***	-9.60%		-15.54%	0.52%		6.95%	-4.68	%***	-15.54%	-5.30%
Ratio of Expenses **	3.595%	n/a		1.82%		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

Period ended December 31, 2010

Unit Value	$8.933898	n/a		n/a		$11.760139		$6.358391	$10.172833		$9.138311	$9.205757		$12.461897	$9.888075
Total Return *	18.42%	n/a		n/a		-0.35%		10.02%	3.21	%***	0.18%	12.70%		2.81%	13.24%
Ratio of Expenses **	3.595%	n/a		n/a		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund		JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund		JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund		JNL/MC Index 5 Fund		JNL/MC International Index Fund		JNL/MC JNL 5 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$24.344656		$14.673252		$9.577076		$14.963539		$13.180174		$9.836628		$28.140272		$13.684791		$18.559333		$18.276810
Total Return *	9.87%		5.15	%***	-4.50%		-11.61	%***	12.10%		-2.17%		24.08%		2.01	%***	-6.88%		10.00%
Ratio of Expenses **	0.85%		1.25%		0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		0.85%		1.20%

Period ended December 31, 2013

Unit Value	$22.156773		$13.904075		$10.028636		$15.500182		$11.757276		$10.055260		$22.679603		$12.824234		$19.930516		$16.615938
Total Return *	12.21	%***	37.28%		-4.73	%***	23.00	%***	5.19	%***	-2.21%		4.14	%***	22.08%		16.38	%***	30.11%
Ratio of Expenses **	0.85%		1.35%		0.85%		1.00%		0.85%		0.85%		0.85%		1.35%		0.85%		1.20%

Period ended December 31, 2012

Unit Value	$15.518465		$10.128567		$10.531884		$11.860954		$8.482107		$10.282229		$15.909183		$10.504460		$16.283294		$12.770439
Total Return *	0.76	%***	6.40	%***	0.73	%***	7.29%		24.61%		-0.24	%***	-1.98	%***	12.42%		2.01	%***	16.63%
Ratio of Expenses **	1.00%		1.35%		1.00%		1.25%		1.20%		0.85%		1.00%		1.35%		1.00%		1.20%

Period ended December 31, 2011

Unit Value	$12.304904		n/a		$9.038785		$11.055224		$6.806673		$10.451281		$13.145097		$9.343671		$13.662299		$10.949320
Total Return *	5.21%		n/a		-0.03	%***	-8.50%		-13.93%		1.51%		9.50%		-3.39%		-13.31%		-3.23%
Ratio of Expenses **	1.25%		n/a		1.35%		1.25%		1.20%		1.35%		1.25%		1.35%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$11.695318		n/a		n/a		$12.082548		$7.907944		$10.296112		$12.004152		$9.671778		$15.759270		$11.315208
Total Return *	21.23%		n/a		n/a		0.87%		12.13%		4.57%		2.59%		14.23%		5.54%		15.71%
Ratio of Expenses **	1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%		1.35%		1.20%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)	JNL/MC Emerging Markets Index Fund(a)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund	JNL/MC JNL 5 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$30,112	$4,554	$27,610	$13,852	$39,790	$3,029	$132,507	$69,791	$61,638	$250,441
Units Outstanding (in thousands)	1,375	313	2,947	963	3,361	315	5,236	5,342	3,631	14,279
Investment Income Ratio *	0.57%	0.48%	1.30%	1.38%	0.93%	10.72%	0.58%	1.42%	3.52%	2.03%

Period ended December 31, 2013

Net Assets (in thousands)	$27,063	$2,305	$16,399	$5,020	$33,962	$3,193	$64,183	$65,059	$49,446	$262,164
Units Outstanding (in thousands)	1,353	167	1,661	333	3,234	324	3,136	5,170	2,705	16,407
Investment Income Ratio *	0.68%	0.80%	0.82%	1.14%	0.92%	0.00%	0.79%	1.56%	2.53%	2.59%

Period ended December 31, 2012

Net Assets (in thousands)	$12,972	$433	$8,491	$1,887	$19,350	$2,444	$27,339	$50,449	$36,273	$229,094
Units Outstanding (in thousands)	906	43	812	161	2,433	242	1,865	4,879	2,387	18,622
Investment Income Ratio *	0.57%	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%	1.50%	2.69%	2.89%

Period ended December 31, 2011

Net Assets (in thousands)	$5,465	n/a	$113	$1,492	$9,654	$2,092	$18,150	$42,884	$31,357	$224,788
Units Outstanding (in thousands)	463	n/a	13	137	1,509	201	1,449	4,652	2,402	21,250
Investment Income Ratio *	0.56%	n/a	0.00%	2.08%	0.69%	0.95%	0.94%	1.11%	2.64%	3.20%

Period ended December 31, 2010

Net Assets (in thousands)	$3,220	n/a	n/a	$1,306	$9,304	$917	$11,108	$29,867	$34,076	$255,347
Units Outstanding (in thousands)	287	n/a	n/a	109	1,247	89	971	3,123	2,261	23,279
Investment Income Ratio *	0.49%	n/a	n/a	0.07%	1.31%	0.00%	1.16%	1.02%	1.93%	2.06%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund		JNL/MC S&P 24 Fund		JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.731788	$18.847701	$8.293788	$25.654937	$14.469323		$14.132220		$19.488282	$13.180009	$14.600272	$16.881594
Total Return *	3.88%	15.14%	7.30%	-13.59%	0.39%		2.38%		5.14%	8.83%	0.64%	0.73%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2013

Unit Value	$11.293493	$16.368926	$7.729296	$29.688434	$14.412854		$13.803245		$18.535898	$12.110445	$14.507118	$16.759446
Total Return *	28.44%	37.18%	19.95%	20.83%	9.58%		36.77%		28.01%	26.71%	33.11%	33.25%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2012

Unit Value	$8.793140	$11.932755	$6.443828	$24.570833	$13.152889		$10.092357		$14.480131	$9.557977	$10.898391	$12.577766
Total Return *	10.98%	16.32%	8.80%	0.58%	8.96%		8.55%		12.84%	11.04%	10.70%	11.53%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2011

Unit Value	$7.923453	$10.258367	$5.922364	$24.429425	$12.071817		$9.297026		$12.832940	$8.607958	$9.845349	$11.277101
Total Return *	-12.46%	-0.84%	-25.82%	-0.44%	-4.55%		2.13	%***	-5.80%	-2.32%	-10.26%	-7.92%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

Period ended December 31, 2010

Unit Value	$9.050921	$10.345784	$7.983385	$24.537470	$12.646784		$9.103383		$13.623110	$8.812777	$10.970531	$12.246469
Total Return *	10.36%	13.94%	-0.37%	14.82%	2.81	%***	13.46%		21.12%	10.15%	17.43%	21.59%
Ratio of Expenses **	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%	3.82%	2.80%	3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund		JNL/MC NYSE International 25 Fund(a)		JNL/MC Oil & Gas Sector Fund		JNL/MC Pacific Rim 30 Fund		JNL/MC S&P 24 Fund		JNL/MC S&P 400 MidCap Index Fund		JNL/MC S&P 500 Index Fund		JNL/MC S&P SMid 60 Fund		JNL/MC Small Cap Index Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$13.653668	$23.060016		$9.442395		$39.722883		$16.309206		$16.087525		$28.637327		$19.367215		$16.761660		$24.806591
Total Return *	5.72%	17.43%		8.06	%***	-11.11%		-8.95	%***	3.93%		8.31	%***	12.11	%***	2.47%		3.77%
Ratio of Expenses **	1.20%	0.85%		0.85%		0.85%		0.85%		1.20%		0.85%		0.85%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$12.915534	$19.636541		$8.605559		$44.689859		$15.811938		$15.479858		$25.970550		$16.967550		$16.357605		$23.906405
Total Return *	30.70%	13.84	%***	15.83	%***	6.46	%***	11.54%		8.15	%***	31.67%		30.33%		35.54%		28.62	%***
Ratio of Expenses **	1.20%	0.85%		1.00%		0.85%		1.00%		1.20%		1.00%		1.00%		1.00%		0.85%

Period ended December 31, 2012

Unit Value	$9.881606	$13.863086		$6.961858		$35.236162		$14.176473		$11.040021		$19.723854		$13.018981		$12.068857		$17.132383
Total Return *	12.94%	-1.45	%***	10.33%		-3.63	%***	0.31	%***	10.03%		3.32	%***	-1.54	%***	3.64	%***	1.32	%***
Ratio of Expenses **	1.20%	1.00%		1.25%		1.00%		1.00%		1.35%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	$8.749376	$11.534623		$6.309939		$33.267572		$12.679823		$10.033768		$16.658478		$11.285867		$10.583722		$14.638349
Total Return *	-10.92%	0.77%		-24.80%		2.04%		-3.09%		3.51%		-3.31%		0.36%		-8.86%		-5.48%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.20%		1.25%		1.35%		1.20%		1.10%		1.25%		1.20%

Period ended December 31, 2010

Unit Value	$9.821450	$11.446489		$8.391196		$32.601597		$13.084010		$9.693872		$17.228089		$11.245180		$11.612498		$15.486630
Total Return *	12.31%	15.80%		0.99%		17.69%		11.49%		15.00%		24.33%		13.19%		19.26%		24.82%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.20%		1.25%		1.35%		1.20%		1.10%		1.25%		1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$35,385	$44,616	$-	$71,624	$8,811	$5,163	$91,315	$259,697	$18,732	$74,714
Units Outstanding (in thousands)	2,689	2,080	-	2,012	562	331	3,482	14,604	1,168	3,286
Investment Income Ratio *	1.96%	0.23%	1.71%	1.24%	2.56%	0.87%	0.93%	1.37%	0.64%	1.00%

Period ended December 31, 2013

Net Assets (in thousands)	$36,911	$19,932	$6,690	$62,863	$6,356	$3,874	$75,340	$205,436	$13,174	$72,482
Units Outstanding (in thousands)	2,958	1,086	814	1,567	414	257	3,105	12,934	837	3,306
Investment Income Ratio *	2.89%	0.88%	3.55%	1.25%	3.78%	0.97%	0.93%	1.35%	1.74%	1.27%

Period ended December 31, 2012

Net Assets (in thousands)	$31,818	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766	$123,527	$6,871	$34,922
Units Outstanding (in thousands)	3,322	1,112	854	1,450	294	215	2,206	10,096	590	2,178
Investment Income Ratio *	2.82%	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%	1.66%	0.67%	1.66%

Period ended December 31, 2011

Net Assets (in thousands)	$30,661	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429	$95,155	$11,333	$29,344
Units Outstanding (in thousands)	3,601	620	850	1,302	256	233	2,218	8,847	1,090	2,094
Investment Income Ratio *	1.89%	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%	2.17%	0.75%	0.78%

Period ended December 31, 2010

Net Assets (in thousands)	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928	$11,167	$31,066
Units Outstanding (in thousands)	3,516	501	730	994	260	163	2,175	6,112	977	2,092
Investment Income Ratio *	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%	0.09%	0.65%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)		JNL/MMRS Growth Fund(c)		JNL/MMRS Moderate Fund(c)		JNL/Morgan Stanley Mid Cap Growth Fund(a)		JNL/Neuberger Berman Strategic Income Fund(a)		JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$8.630642	$11.867462		$11.984595	$10.401642		$10.352069		$10.371899		$12.318387		$10.381966		$14.557493	$12.152589
Total Return *	16.93%	24.63%		4.16%	3.05	%***	-0.37	%***	0.21	%***	-2.81%		2.49%		-1.40%	0.32%
Ratio of Expenses **	3.10%	1.25%		3.36%	1.25%		1.25%		1.25%		2.45%		2.32%		3.30%	2.92%

Period ended December 31, 2013

Unit Value	$7.381020	$9.521931		$11.505592	n/a		n/a		n/a		$12.674195		$10.130188		$14.764434	$12.113850
Total Return *	22.33%	-2.91	%***	30.37%	n/a		n/a		n/a		34.40%		-2.89	%***	22.14%	-11.74%
Ratio of Expenses **	3.10%	1.25%		3.36%	n/a		n/a		n/a		2.45%		2.32%		3.30%	2.92%

Period ended December 31, 2012

Unit Value	$6.033679	n/a		$8.825143	n/a		n/a		n/a		$9.430240		$10.378186		$12.087946	$13.725632
Total Return *	7.83%	n/a		5.55%	n/a		n/a		n/a		3.41	%***	4.46	%***	16.62%	5.30%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		2.45%		2.31%		3.30%	2.92%

Period ended December 31, 2011

Unit Value	$5.595727	n/a		$8.361326	n/a		n/a		n/a		n/a		n/a		$10.365544	$13.034508
Total Return *	-3.36%	n/a		-25.52%	n/a		n/a		n/a		n/a		n/a		-11.19%	8.51%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		n/a		n/a		3.30%	2.92%

Period ended December 31, 2010

Unit Value	$5.790370	n/a		$11.226452	n/a		n/a		n/a		n/a		n/a		$11.671742	$12.012545
Total Return *	8.69%	n/a		18.41%	n/a		n/a		n/a		n/a		n/a		11.63%	4.62%
Ratio of Expenses **	3.10%	n/a		3.36%	n/a		n/a		n/a		n/a		n/a		3.30%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ MC Technology Sector Fund		JNL/ MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund		JNL/ MMRS Conservative Fund(c)		JNL/ MMRS Growth Fund(c)		JNL/ MMRS Moderate Fund(c)		JNL/ Morgan Stanley Mid Cap Growth Fund(a)		JNL/ Neuberger Berman Strategic Income Fund(a)		JNL/ Oppenheimer Global Growth Fund	JNL/ PIMCO Real Return Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$12.226668		$11.946040		$15.260536		$10.419247		$10.369613		$10.389448		$12.685568		$10.696824		$19.665443	$14.328127
Total Return *	19.59	%***	13.01	%***	6.65%		3.10	%***	1.45	%***	2.60	%***	-1.73%		3.65	%***	0.79%	2.42%
Ratio of Expenses **	0.85%		0.85%		1.00%		1.00%		1.00%		1.00%		1.35%		1.20%		1.10%	0.85%

Period ended December 31, 2013

Unit Value	$10.003673		$9.537029		$14.308882		n/a		n/a		n/a		$12.909203		$10.311970		$19.510969	$13.989820
Total Return *	24.93%		-3.95	%***	25.78	%***	n/a		n/a		n/a		35.88%		1.46	%***	24.86%	-10.80	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		n/a		n/a		1.35%		1.25%		1.10%	0.85%

Period ended December 31, 2012

Unit Value	$8.007603		n/a		$10.544705		n/a		n/a		n/a		$9.500450		$10.445070		$15.626425	$15.388594
Total Return *	-5.30	%***	n/a		7.86%		n/a		n/a		n/a		3.94	%***	0.81	%***	19.22%	6.33	%***
Ratio of Expenses **	1.00%		n/a		1.20%		n/a		n/a		n/a		1.35%		1.35%		1.10%	1.00%

Period ended December 31, 2011

Unit Value	$7.052998		n/a		$9.776439		n/a		n/a		n/a		n/a		n/a		$13.107449	$14.193702
Total Return *	-1.56%		n/a		-23.90%		n/a		n/a		n/a		n/a		n/a		-9.22%	10.38%
Ratio of Expenses **	1.25%		n/a		1.20%		n/a		n/a		n/a		n/a		n/a		1.10%	1.20%

Period ended December 31, 2010

Unit Value	$7.164897		n/a		$12.846735		n/a		n/a		n/a		n/a		n/a		$14.438869	$12.858377
Total Return *	10.71%		n/a		20.99%		n/a		n/a		n/a		n/a		n/a		14.12%	6.44%
Ratio of Expenses **	1.25%		n/a		1.20%		n/a		n/a		n/a		n/a		n/a		1.10%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)	JNL/MMRS Growth Fund(c)	JNL/MMRS Moderate Fund(c)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$72,883	$3,141	$35,703	$1,848	$168	$680	$7,084	$30,886	$56,345	$82,537
Units Outstanding (in thousands)	6,681	264	2,479	178	16	66	562	2,914	3,057	6,086
Investment Income Ratio *	0.69%	0.00%	0.26%	0.00%	0.00%	0.00%	0.00%	1.03%	0.59%	0.73%

Period ended December 31, 2013

Net Assets (in thousands)	$46,277	$271	$29,080	n/a	n/a	n/a	$3,787	$10,544	$47,210	$80,705
Units Outstanding (in thousands)	5,053	28	2,154	n/a	n/a	n/a	294	1,028	2,571	6,059
Investment Income Ratio *	0.73%	5.42%	1.96%	n/a	n/a	n/a	0.00%	0.23%	1.01%	1.21%

Period ended December 31, 2012

Net Assets (in thousands)	$32,856	n/a	$23,652	n/a	n/a	n/a	$702	$3,680	$32,152	$111,530
Units Outstanding (in thousands)	4,470	n/a	2,333	n/a	n/a	n/a	74	353	2,182	7,508
Investment Income Ratio *	0.28%	n/a	0.06%	n/a	n/a	n/a	0.76%	0.00%	1.06%	2.07%

Period ended December 31, 2011

Net Assets (in thousands)	$20,787	n/a	$29,159	n/a	n/a	n/a	n/a	n/a	$25,541	$76,215
Units Outstanding (in thousands)	3,099	n/a	3,089	n/a	n/a	n/a	n/a	n/a	2,059	5,478
Investment Income Ratio *	0.18%	n/a	0.00%	n/a	n/a	n/a	n/a	n/a	0.64%	0.99%

Period ended December 31, 2010

Net Assets (in thousands)	$19,317	n/a	$31,854	n/a	n/a	n/a	n/a	n/a	$21,462	$45,868
Units Outstanding (in thousands)	2,843	n/a	2,564	n/a	n/a	n/a	n/a	n/a	1,570	3,628
Investment Income Ratio *	0.14%	n/a	0.59%	n/a	n/a	n/a	n/a	n/a	0.84%	1.65%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)		JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund		JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund		JNL/S&P 4 Fund		JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.919306	$10.143632		$14.816619	$15.166470		$14.548215	$19.326464	$13.629676		$17.984681		$19.172507	$16.571231
Total Return *	-0.10%	-2.56%		-2.89%	7.43%		3.18%	8.50%	-1.98%		11.08%		7.21%	10.77%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2013

Unit Value	$12.932439	$10.410476		$15.257323	$14.117385		$14.100486	$17.812896	$13.905517		$16.191433		$17.883030	$14.960387
Total Return *	-5.92%	1.43%		4.94%	37.23%		33.88%	35.24%	38.00%		39.46%		39.24%	27.41%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2012

Unit Value	$13.745677	$10.264129		$14.539145	$10.287545		$10.532033	$13.171132	$10.076497		$11.610352		$12.843302	$11.741770
Total Return *	3.84%	2.69	%***	13.22%	13.24%		16.65%	11.54%	26.89%		12.84%		13.60%	9.89%
Ratio of Expenses **	4.00%	2.81%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2011

Unit Value	$13.237441	$9.813265		$12.840972	$9.084554		$9.028677	$11.808634	$7.941350		$10.288829		$11.305556	$10.684731
Total Return *	0.73%	3.29	%***	1.52%	-9.93%		-10.34%	-8.62%	-20.08%		2.80%		7.68%	1.23	%***
Ratio of Expenses **	4.00%	2.595%		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.61%

Period ended December 31, 2010

Unit Value	$13.141741	n/a		$12.648094	$10.086549		$10.070203	$12.922995	$9.937014		$10.008757		$10.499543	$9.769767
Total Return *	3.35%	n/a		12.15%	14.61	%***	24.48%	13.28%	23.05	%***	10.49	%***	9.71%	13.82	%***
Ratio of Expenses **	4.00%	n/a		3.06%	2.77%		2.56%	3.62%	2.62%		2.95%		2.62%	2.56%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund(a)		JNL/PPM America High Yield Bond Fund		JNL/PPM America Mid Cap Value Fund		JNL/PPM America Small Cap Value Fund		JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund		JNL/S&P 4 Fund		JNL/S&P Competitive Advantage Fund		JNL/S&P Dividend Income & Growth Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$21.957250		$10.970883		$21.495176		$17.265994		$15.947097		$30.807024	$15.220300		$20.867188		$21.731617		$18.769706
Total Return *	3.10%		-0.63%		-0.72%		9.51%		4.59%		11.10%	-0.23%		13.43%		10.06	%***	6.16	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.20%		1.25%	0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$21.297973		$11.040930		$21.650695		$15.766040		$15.247512		$27.729282	$15.255883		$18.396101		$19.494925		$16.299350
Total Return *	-3.00	%***	2.52	%***	4.03	%***	13.21	%***	35.72%		38.49%	40.46%		24.81	%***	23.34	%***	29.22%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.20%		1.25%	0.85%		0.85%		1.20%		1.20%

Period ended December 31, 2012

Unit Value	$21.452391		$10.642622		$19.736528		$11.190626		$11.234940		$20.023195	$10.861067		$12.819083		$13.769500		$12.613424
Total Return *	0.53	%***	1.40	%***	10.16	%***	6.15	%***	18.25	%***	14.22%	20.39	%***	-0.52	%***	15.17%		11.46%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.20%		1.25%	0.85%		1.00%		1.25%		1.20%

Period ended December 31, 2011

Unit Value	$19.772736		$9.950207		$16.850240		$9.581893		$9.483068		$17.530227	$8.301161		$11.049760		$11.955476		$11.316966
Total Return *	3.68%		-0.95	%***	3.53%		-8.65%		-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%		11.09	%***
Ratio of Expenses **	1.10%		1.20%		1.10%		1.35%		1.25%		1.25%	1.25%		1.20%		1.25%		1.20%

Period ended December 31, 2010

Unit Value	$19.070164		n/a		$16.275861		$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490		$10.141014
Total Return *	6.39%		n/a		14.37%		27.84%		26.00%		16.00%	24.62%		12.44%		11.23%		16.66%
Ratio of Expenses **	1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		1.35%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$234,444	$78,107	$106,798	$17,365	$12,126	$9,690	$24,826	$314,115	$43,253	$182,015
Units Outstanding (in thousands)	12,022	7,274	5,576	1,046	775	374	1,680	15,734	2,092	10,200
Investment Income Ratio *	3.37%	2.48%	6.12%	0.61%	0.29%	5.14%	7.27%	2.42%	0.32%	1.50%

Period ended December 31, 2013

Net Assets (in thousands)	$241,408	$55,347	$89,003	$10,913	$8,596	$7,682	$22,471	$167,200	$32,333	$129,777
Units Outstanding (in thousands)	12,715	5,104	4,628	719	573	339	1,516	9,461	1,696	8,150
Investment Income Ratio *	1.18%	2.32%	6.48%	0.57%	0.39%	1.34%	9.56%	0.84%	0.80%	2.03%

Period ended December 31, 2012

Net Assets (in thousands)	$259,261	$14,170	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021	$55,100
Units Outstanding (in thousands)	13,242	1,348	4,004	488	415	320	1,191	5,399	1,035	4,453
Investment Income Ratio *	2.12%	3.29%	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%	1.77%

Period ended December 31, 2011

Net Assets (in thousands)	$191,091	$5,808	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048
Units Outstanding (in thousands)	10,425	586	3,231	390	330	320	1,150	4,885	318	2,516
Investment Income Ratio *	3.19%	0.00%	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%

Period ended December 31, 2010

Net Assets (in thousands)	$155,396	n/a	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117	$11,457
Units Outstanding (in thousands)	8,812	n/a	2,558	276	250	395	588	4,471	474	1,136
Investment Income Ratio *	2.46%	n/a	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%	1.69%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations January 1, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)		JNL/S&P Total Yield Fund		JNL/Scout Unconstrained Bond Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.425269		$20.390385	$14.722139	$11.743388	$14.229284	$12.847889	$13.500712	$11.256496		$16.926497		$9.538960
Total Return *	-1.93	%***	14.96%	2.94%	0.15%	1.83%	0.84%	0.79%	4.70	%***	12.68%		-3.96	%***
Ratio of Expenses **	1.25%		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	2.00%		2.81%		1.25%

Period ended December 31, 2013

Unit Value	n/a		$17.737411	$14.301457	$11.725503	$13.974207	$12.740242	$13.394953	n/a		$15.021726		n/a
Total Return *	n/a		46.03%	21.48%	1.51%	18.17%	7.10%	11.73%	n/a		47.48%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2012

Unit Value	n/a		$12.146108	$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	n/a		$10.185716		n/a
Total Return *	n/a		11.12%	11.88%	5.63%	11.17%	7.57%	9.68%	n/a		18.45%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2011

Unit Value	n/a		$10.930285	$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	n/a		$8.599454		n/a
Total Return *	n/a		3.74%	-8.03%	0.16%	-6.62%	-2.19%	-4.77%	n/a		-8.01%		n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

Period ended December 31, 2010

Unit Value	n/a		$10.535984	$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	n/a		$9.348699		n/a
Total Return *	n/a		11.41%	13.09%	5.57%	11.93%	7.95%	9.16%	n/a		3.18	%***	n/a
Ratio of Expenses **	n/a		2.645%	3.47%	2.92%	3.67%	3.06%	3.62%	n/a		2.81%		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund		JNL/S&P Managed Aggressive Growth Fund		JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund		JNL/S&P Managed Moderate Growth Fund		JNL/S&P Mid 3 Fund(a)		JNL/S&P Total Yield Fund		JNL/Scout Unconstrained Bond Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.432305		$23.157493		$21.525177		$14.004861	$21.512865	$15.543434		$20.239581		$11.344547		$19.445569		$9.564822
Total Return *	2.84	%***	13.83	%***	5.31%		1.89%	4.37%	2.74%		3.26%		12.03	%***	7.26	%***	-1.11	%***
Ratio of Expenses **	1.00%		0.85%		1.20%		1.20%	1.20%	1.20%		1.20%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	n/a		$19.311174		$20.440770		$13.745057	$20.611744	$15.129153		$19.600872		n/a		$16.565974		n/a
Total Return *	n/a		48.09%		24.27%		3.27%	21.12%	9.11%		14.46%		n/a		49.87%		n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.20%		1.20%		n/a		1.20%		n/a

Period ended December 31, 2012

Unit Value	n/a		$13.040569		$16.448262		$13.309324	$17.017523	$13.866156		$17.123982		n/a		$11.053407		n/a
Total Return *	n/a		12.69%		14.46%		7.47%	13.96%	9.60	%***	12.38%		n/a		1.63	%***	n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.20%		1.20%		n/a		1.20%		n/a

Period ended December 31, 2011

Unit Value	n/a		$11.572214		$14.370593		$12.383906	$14.933032	$12.606526		$15.237672		n/a		$9.164285		n/a
Total Return *	n/a		-8.15	%***	-5.93	%***	1.89%	-4.29%	-0.41%		-2.44	%***	n/a		-6.57%		n/a
Ratio of Expenses **	n/a		1.25%		1.20%		1.20%	1.20%	1.25%		1.20%		n/a		1.25%		n/a

Period ended December 31, 2010

Unit Value	n/a		$10.967120		$15.182008		$12.153673	$15.602672	$12.658765		$15.521078		n/a		$9.808930		n/a
Total Return *	n/a		12.86%		15.63%		7.40%	14.73%	9.92%		11.78%		n/a		8.71%		n/a
Ratio of Expenses **	n/a		1.35%		1.25%		1.20%	1.20%	1.25%		1.25%		n/a		1.25%		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$142	$59,875	$135,815	$146,026	$339,783	$291,636	$454,436	$3,468	$33,313	$1,767
Units Outstanding (in thousands)	15	2,720	6,774	10,833	16,781	19,457	23,808	307	1,800	185
Investment Income Ratio *	0.00%	0.83%	0.48%	0.30%	0.54%	0.21%	0.24%	0.00%	0.99%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	n/a	$36,298	$121,398	$143,689	$298,547	$264,135	$403,506	n/a	$17,480	n/a
Units Outstanding (in thousands)	n/a	1,916	6,367	10,837	15,340	18,062	21,809	n/a	1,080	n/a
Investment Income Ratio *	n/a	1.05%	0.77%	0.58%	0.90%	0.46%	0.51%	n/a	1.26%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	n/a	$5,496	n/a
Units Outstanding (in thousands)	n/a	1,071	5,056	11,378	13,768	17,574	20,148	n/a	506	n/a
Investment Income Ratio *	n/a	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	n/a	1.07%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	$15,737	$67,978	$105,755	$184,728	$183,032	$257,461	n/a	$3,001	n/a
Units Outstanding (in thousands)	n/a	1,379	5,126	8,785	13,104	14,882	17,870	n/a	332	n/a
Investment Income Ratio *	n/a	1.10%	0.64%	2.25%	0.71%	1.93%	1.64%	n/a	1.24%	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	n/a	$1,933	n/a
Units Outstanding (in thousands)	n/a	414	4,957	7,441	11,485	11,837	14,293	n/a	199	n/a
Investment Income Ratio *	n/a	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	n/a	1.09%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund		JNL/T. Rowe Price Value Fund		JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$30.293957	$47.920519	$9.212594		$18.365119		$27.796839	$8.834862	$23.995506
Total Return *	4.45%	8.40%	-2.36%		9.25%		6.30%	-3.01%	7.37%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2013

Unit Value	$29.004459	$44.205722	$9.434969		$16.810898		$26.150020	$9.109248	$22.348000
Total Return *	33.23%	31.15%	-2.68%		32.29%		15.46%	-3.01%	26.39%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2012

Unit Value	$21.770550	$33.706054	$9.694295		$12.707361		$22.649504	$9.392217	$17.682097
Total Return *	14.16%	9.12%	-0.40%		15.11%		6.51%	-3.02%	12.20%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$19.069527	$30.888728	$9.733370		$11.039639		$21.264551	$9.684774	$15.759197
Total Return *	-5.04%	-5.31%	-1.42%		-5.52	%***	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$20.082226	$32.621795	$9.873781		$11.685060		$21.280258	$9.984433	$16.682091
Total Return *	12.18%	22.85%	-1.10	%***	11.80%		7.23%	-3.01%	9.65%
Ratio of Expenses **	4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund		JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund		JNL/T. Rowe Price Value Fund		JNL/WMC Balanced Fund		JNL/WMC Money Market Fund		JNL/WMC Value Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$56.232230		$84.694266	$10.919162		$27.469745		$44.969905		$13.634433		$32.677119
Total Return *	7.79%		11.59%	-0.42%		12.29%		8.93%		-0.84%		10.11%
Ratio of Expenses **	0.85%		1.10%	0.85%		0.85%		0.85%		0.85%		1.10%

Period ended December 31, 2013

Unit Value	$52.169036		$75.895422	$10.965523		$24.464134		$41.281711		$13.750591		$29.676154
Total Return *	28.82	%***	35.01%	-0.59	%***	21.30	%***	14.41	%***	-0.37	%***	29.61%
Ratio of Expenses **	0.85%		1.10%	0.85%		0.85%		0.85%		0.85%		1.10%

Period ended December 31, 2012

Unit Value	$36.952947		$56.214659	$10.938309		$17.653107		$33.979116		$13.505871		$22.895903
Total Return *	10.06	%***	12.34%	-0.14	%***	10.65	%***	-0.95	%***	-0.56	%***	15.07%
Ratio of Expenses **	1.00%		1.10%	1.00%		1.00%		1.00%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$30.892401		$50.039375	$10.663490		$14.769881		$30.154336		$13.196508		$19.896804
Total Return *	-2.26%		-2.53%	0.17	%***	-3.14%		2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.10%		1.10%	1.20%		1.10%		1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$31.605518		$51.340354	$10.620291		$15.249172		$29.551180		$13.354786		$20.539277
Total Return *	15.49%		26.46%	1.66%		14.62%		9.51%		-1.19%		12.45%
Ratio of Expenses **	1.10%		1.10%	1.25%		1.10%		1.20%		1.20%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$168,167	$162,598	$47,459	$98,722	$214,173	$67,667	$44,081
Units Outstanding (in thousands)	3,516	2,134	4,599	4,005	5,422	5,497	1,429
Investment Income Ratio *	0.00%	0.15%	1.15%	0.83%	1.34%	0.00%	1.45%

Period ended December 31, 2013

Net Assets (in thousands)	$149,250	$131,138	$44,959	$74,023	$145,061	$58,662	$40,693
Units Outstanding (in thousands)	3,368	1,919	4,322	3,345	3,995	4,817	1,448
Investment Income Ratio *	0.08%	0.00%	1.56%	1.25%	1.54%	0.00%	1.91%

Period ended December 31, 2012

Net Assets (in thousands)	$101,080	$95,965	$31,283	$47,218	$98,608	$45,026	$27,688
Units Outstanding (in thousands)	3,156	1,902	2,973	2,883	3,212	3,689	1,275
Investment Income Ratio *	0.00%	0.21%	1.07%	1.41%	1.30%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$66,027	$75,215	$20,001	$35,098	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	2,451	1,676	1,918	2,523	2,739	3,340	1,209
Investment Income Ratio *	0.00%	0.02%	1.24%	1.45%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$54,174	$68,198	$13,770	$30,599	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	2,000	1,490	1,320	2,126	2,045	2,031	984
Investment Income Ratio *	0.04%	0.19%	1.46%	1.04%	1.44%	0.00%	1.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within JNLNY Separate Account I (the “Company”), as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity

APPENDIX B

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2014 and 2013

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2014 and 2013, and the related income statements, statements of comprehensive income, equity, and cash flows for each of the years in the three year period ended December 31, 2014. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

March 18, 2015
Columbus, Ohio

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2014	2013
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2014 $1,686,454; 2013 $1,676,782)	$1,789,455	$1,760,609
Trading securities, at fair value	566	827
Policy loans	238	250
Total investments	1,790,259	1,761,686
Cash and cash equivalents	90,829	103,453
Accrued investment income	16,220	16,757
Deferred acquisition costs	297,583	244,983
Deferred sales inducements	5,661	7,403
Reinsurance recoverable, net	119,113	—
Income taxes receivable from Parent	67,309	72,043
Receivable from Parent	1,334	88
Embedded derivative asset	—	68,220
Separate account assets	7,827,657	6,292,938
Total assets	$10,215,965	$8,567,571

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$182,864	$51,072
Other contract holder funds	1,563,817	1,569,055
Reinsurance payable, net	—	51,272
Securities lending payable	6,174	8,756
Deferred income taxes, net	25,329	24,806
Other liabilities	36,453	40,096
Separate account liabilities	7,827,657	6,292,938
Total liabilities	9,642,294	8,037,995

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of tax expense of $13,009 in 2014 and $9,157 in 2013	45,789	38,636
Retained earnings	269,882	232,940
Total stockholder's equity	573,671	529,576
Total liabilities and stockholder's equity	$10,215,965	$8,567,571

See accompanying Notes to Financial Statements.

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Revenues
Fee income	$180,616	$140,543	$110,187
Premium, net of reinsurance	(61,144)	(32,303)	(7,371)
Net investment income	81,690	83,590	80,912
Net realized gains (losses) on investments:
Total other-than-temporary impairments	(2,642)	(2,891)	(7,260)
Portion of other-than-temporary impairments included in other comprehensive income	1,890	2,455	5,095
Net other-than-temporary impairments	(752)	(436)	(2,165)
Other investment gains (losses)	4,018	2,731	(344)
Total net realized gains (losses) on investments	3,266	2,295	(2,509)
Other income	147	157	158
Total revenues	204,575	194,282	181,377
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	27,668	(26,393)	(35,479)
Interest credited on other contract holder funds, net of deferrals	39,481	39,723	42,517
Operating costs and other expenses, net of deferrals	60,430	56,017	51,739
Amortization of deferred acquisition and sales inducement costs	29,718	69,001	51,019
Total benefits and expenses	157,297	138,348	109,796
Pretax income	47,278	55,934	71,581
Income tax expense	10,336	10,251	17,392
Net income	$36,942	$45,683	$54,189

See accompanying Notes to Financial Statements.

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Net income	$36,942	$45,683	$54,189

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2014 $5,389; 2013 $(21,161); 2012 $17,564)	10,007	(39,300)	32,617

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2014 $526; 2013 $682; 2012 $1,416)	(977)	(1,267)	(2,629)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2014 $(1,011); 2013 $(1,179); 2012 $1)	(1,877)	(2,189)	3
Total other comprehensive income (loss)	7,153	(42,756)	29,991
Comprehensive income	$44,095	$2,927	$84,180

See accompanying Notes to Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2011	$2,000	$256,000	$51,401	$133,068	$442,469

Net income	—	—	—	54,189	54,189
Change in unrealized investment gains and (losses), net of tax	—	—	29,991	—	29,991
Balances as of December 31, 2012	2,000	256,000	81,392	187,257	526,649

Net income	—	—	—	45,683	45,683
Change in unrealized investment gains and (losses), net of tax	—	—	(42,756)	—	(42,756)
Balances as of December 31, 2013	2,000	256,000	38,636	232,940	529,576

Net income	—	—	—	36,942	36,942
Change in unrealized investment gains and (losses), net of tax	—	—	7,153	—	7,153
Balances as of December 31, 2014	$2,000	$256,000	$45,789	$269,882	$573,671

See accompanying Notes to Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$36,942	$45,683	$54,189
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(3,266)	(2,295)	2,509
Interest credited on deposit liabilities, gross	39,553	39,803	42,625
Amortization of discount and premium on investments	(1,140)	(1,094)	(1,065)
Deferred income tax expense	(3,328)	272	(845)
Change in:
Accrued investment income	537	(31)	496
Deferred sales inducements and acquisition costs	(59,027)	1,120	(6,400)
Trading portfolio activity, net	261	(180)	(74)
Income taxes receivable from Parent	4,734	(9,960)	8,444
Claims payable	5,631	9,285	(3,043)
Receivable from Parent	(1,246)	338	(141)
Other assets and liabilities, net	20,508	(22,807)	9,458
Net cash provided by operating activities	40,159	60,134	106,153

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	190,478	171,067	211,958
Purchases	(195,744)	(210,857)	(292,823)
Other investing activities	(2,571)	(815)	7,050
Net cash used in investing activities	(7,837)	(40,605)	(73,815)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,828,977	1,349,791	1,091,816
Withdrawals	(625,021)	(513,648)	(387,958)
Net transfers to separate accounts	(1,248,902)	(858,175)	(703,527)
Net cash (used in) provided by financing activities	(44,946)	(22,032)	331

Net (decrease) increase in cash and cash equivalents	(12,624)	(2,503)	32,669

Cash and cash equivalents, beginning of year	103,453	105,956	73,287
Total cash and cash equivalents, end of year	$90,829	$103,453	$105,956

Supplemental Cash Flow Information
Income tax paid	$8,930	$19,939	$9,794

See accompanying Notes to Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2013 notes to the financial statements have been reclassified to conform to the 2014 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” in order to explicitly define the financial statement presentation requirements in GAAP. ASU No. 2013-11 provides that unrecognized tax benefits should be presented as a reduction of a deferred tax asset for a net operating loss or other tax credit carryforward when settlement in this manner is available under the tax law. Effective January 1, 2014, the Company adopted ASU No. 2013-11 with no impact on the Company’s financial statements.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s financial statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

In June 2014, the FASB issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The new guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. ASU No. 2014-11 is effective for periods beginning after December 15, 2014 and is not expected to have a material impact on the Company’s financial statements.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $28.1 million and $33.4 million as of December 31, 2014 and 2013, respectively.

Fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. During 2013, Jackson-NY amended its reinsurance contract with its Parent related to guaranteed minimum withdrawal benefits (“GMWB”) associated with variable

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

annuities. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding this amendment are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred acquisition costs decreased by $42.0 million and $33.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4% for both 2014 and 2013, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2014 and 2013, projected returns after the next five years were set at 7.4%. At December 31, 2014 and 2013, projected returns under mean reversion were within the ranged bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2014, 2013 and 2012.

        Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred sales inducements decreased by $2.2 million and $2.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2014, 2013 and 2012.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 30% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 3.5% to 6.0%. Lapse and expense assumptions are based on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

        Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2014 and 2013, the separate account assets and liabilities associated with variable life and annuity contracts were $7,827.7 million and $6,292.9 million, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 18, 2015, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2014, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2014, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $5.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2014
AAA	19.0%
AA	7.1%
A	33.7%
BBB	35.0%
Investment grade	94.8%
BB	2.5%
B and below	2.7%
Below investment grade	5.2%
Total fixed maturities	100.0%

At December 31, 2014, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 75% were investment grade, 11% were below investment grade and 14% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 46% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2014, the industries accounting for the larger percentage of unrealized losses included energy (34% of fixed maturities gross unrealized losses) and basic industry (8%). The largest unrealized loss related to a single corporate obligor was $336 thousand at December 31, 2014.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$68,217	$4,153	$—	$72,370	$—
Public utilities	129,064	14,565	145	143,484	—
Corporate securities	1,120,463	69,536	5,899	1,184,100	—
Residential mortgage-backed	78,924	3,137	1,859	80,202	(3,069)
Commercial mortgage-backed	203,948	17,407	237	221,118	(158)
Other asset-backed securities	85,838	2,652	309	88,181	(691)
Total fixed maturities	$1,686,454	$111,450	$8,449	$1,789,455	$(3,918)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2013	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$58,381	$3,684	$—	$62,065	$—
Public utilities	129,436	9,954	1,086	138,304	—
Corporate securities	1,101,126	65,690	15,753	1,151,063	—
Residential mortgage-backed	93,021	2,219	3,086	92,154	(2,125)
Commercial mortgage-backed	211,648	22,916	1,871	232,693	—
Other asset-backed securities	83,170	1,709	549	84,330	—
Total fixed maturities	$1,676,782	$106,172	$22,345	$1,760,609	$(2,125)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2014, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$48,127	$649	$—	$48,776
Due after 1 year through 5 years	307,535	30,333	100	337,768
Due after 5 years through 10 years	872,300	44,020	5,934	910,386
Due after 10 years through 20 years	60,303	6,946	10	67,239
Due after 20 years	29,479	6,306	—	35,785
Residential mortgage-backed	78,924	3,137	1,859	80,202
Commercial mortgage-backed	203,948	17,407	237	221,118
Other asset-backed securities	85,838	2,652	309	88,181
Total	$1,686,454	$111,450	$8,449	$1,789,455

Fixed maturities with a carrying value of $533 thousand and $553 thousand at December 31, 2014 and 2013, respectively, were on deposit with the state of New York as required by state insurance law.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the preceding 12 months.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value

Prime	$14,660	$603	$129	$15,134
Alt-A	14,030	600	86	14,544
Subprime	19,482	202	1,626	18,058
Total non-agency RMBS	$48,172	$1,405	$1,841	$47,736

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value

Prime	$19,373	$386	$420	$19,339
Alt-A	16,178	592	102	16,668
Subprime	23,727	82	2,396	21,413
Total non-agency RMBS	$59,278	$1,060	$2,918	$57,420

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2014			December 31, 2013
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$8	$1,989	1	$1,086	$26,846	17
Corporate securities	3,036	87,081	68	13,338	274,205	167
Residential mortgage-backed	72	11,126	4	424	15,622	6
Commercial mortgage-backed	—	—	—	1,167	26,441	13
Other asset-backed securities	82	21,229	14	181	19,988	13
Total temporarily impaired securities	$3,198	$121,425	87	$16,196	$363,102	216

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$137	$5,854	3	$—	$—	—
Corporate securities	2,863	98,828	60	2,415	24,329	13
Residential mortgage-backed	1,787	14,741	9	2,662	18,908	14
Commercial mortgage-backed	237	9,051	5	704	3,834	2
Other asset-backed securities	227	10,973	7	368	6,782	6
Total temporarily impaired securities	$5,251	$139,447	84	$6,149	$53,853	35

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$145	$7,843	4	$1,086	$26,846	17
Corporate securities	5,899	185,909	128	15,753	298,534	180
Residential mortgage-backed	1,859	25,867	13	3,086	34,530	20
Commercial mortgage-backed	237	9,051	5	1,871	30,275	15
Other asset-backed securities	309	32,202	21	549	26,770	19
Total temporarily impaired securities	$8,449	$260,872	171	$22,345	$416,955	251

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2014 and 2013, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2014 and 2013, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

        The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2014	2013	2012
Available-for-sale securities
Realized gains on sale	$4,439	$3,057	$2,449
Realized losses on sale	(421)	(326)	(2,793)
Impairments:
Total other-than-temporary impairments	(2,642)	(2,891)	(7,260)
Portion of other-than-temporary impairments included in other comprehensive income	1,890	2,455	5,095
Net other-than-temporary impairments	(752)	(436)	(2,165)
Net realized gains (losses) on investments	$3,266	$2,295	$(2,509)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2014, 2013 and 2012 was $18.4 million, $5.9 million and $12.9 million, respectively, which was approximately 98%, 95% and 82% of book value, respectively.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2014	2013

Cumulative credit loss beginning balance	$8,593	$8,249
Additions:
New credit losses	131	98
Incremental credit losses	621	338
Reductions:
Securities sold, paid down or disposed of	(702)	—
Securities where there is intent to sell	(131)	(92)
Cumulative credit loss ending balance	$8,512	$8,593

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2014 and 2013, the estimated fair value of loaned securities was $5.9 million and $8.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2014 and 2013, cash collateral received in the amount of $6.2 million and $8.8 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities	$1,789,455	$1,789,455	$1,760,609	$1,760,609
Trading securities	566	566	827	827
Policy loans	238	238	250	250
Cash and cash equivalents	90,829	90,829	103,453	103,453
Reinsurance recoverable, net (1)	114,699	114,699	—	—
Embedded derivative asset	—	—	68,220	68,220
Separate account assets	7,827,657	7,827,657	6,292,938	6,292,938

Liabilities
Annuity reserves (2)	$1,623,409	$2,163,786	$1,521,804	$1,842,779
Reinsurance payable, net (1)	—	—	53,842	53,842
Securities lending payable	6,174	6,174	8,756	8,756
Separate account liabilities	7,827,657	7,827,657	6,292,938	6,292,938

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2014 and 2013, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$72,370	$72,370	$—	$—
Public utilities	143,484	—	143,484	—
Corporate securities	1,184,099	—	1,184,099	—
Residential mortgage-backed	80,203	—	80,203	—
Commercial mortgage-backed	221,118	—	221,072	46
Other asset-backed securities	88,181	—	88,181	—
Trading securities	566	566	—	—
Reinsurance recoverable, net (1)	114,699	—	—	114,699
Separate account assets	7,827,657	7,827,657	—	—
Total	$9,732,377	$7,900,593	$1,717,039	$114,745

Liabilities
Embedded derivative liability	$107,729	$—	$—	$107,729
Separate account liabilities (2)	7,827,657	7,827,657	—	—
Total	$7,935,386	$7,827,657	$—	$107,729

	December 31, 2013
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$62,065	$62,065	$—	$—
Public utilities	138,304	—	138,304	—
Corporate securities	1,151,063	—	1,151,063	—
Residential mortgage-backed	92,154	—	92,154	—
Commercial mortgage-backed	232,693	—	232,579	114
Other asset-backed securities	84,330	—	84,330	—
Trading securities	827	827	—	—
Embedded derivative asset	68,220	—	—	68,220
Separate account assets	6,292,938	6,292,938	—	—
Total	$8,122,594	$6,355,830	$1,698,430	$68,334

Liabilities
Reinsurance payable, net (1)	$53,842	$—	$—	$53,842
Separate account liabilities (2)	6,292,938	6,292,938	—	—
Total	$6,346,780	$6,292,938	$—	$53,842
(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

(2) The value of the separate account liabilities is set equal to the value of the separate account assets.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2014
Assets	Total	Internal	External
Commercial mortgage-backed	$46	$46	$—
Reinsurance recoverable, net (1)	114,699	114,699	—
Total	$114,745	$114,745	$—

Liabilities
Embedded derivative liability	$107,729	$107,729	$—

	December 31, 2013
Assets	Total	Internal	External
Commercial mortgage-backed	$114	$114	$—
Embedded derivative asset	68,220	68,220	—
Total	$68,334	$68,334	$—

Liabilities
Reinsurance payable, net (1)	$53,842	$53,842	$—

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands).

	As of December 31, 2014
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$114,699	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$107,729	Discounted cash flow	See below	See below	See below

	As of December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Embedded derivative asset	$68,220	Discounted cash flow	See below	See below	See below

Liabilities
Reinsurance payable, net (1)	$53,842	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

As of December 31, 2014 and 2013, commercial mortgage-backed securities of $46 thousand and $114 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The tables below provide rollforwards for 2014 and 2013 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
(in thousands)	Fair Value as of January 1, 2014	Net Income	Other Comprehensive Income	Purchases, Sales, Issuances and Settlements	Transfers in and/or out of Level 3	Fair Value as of December 31, 2014
Assets
Commercial mortgage-backed	$114	$(459)	$391	$—	$—	$46
Reinsurance (payable) recoverable, net (1)	(53,842)	168,541	—	—	—	114,699

Liabilities
Embedded derivative asset (liability)	$68,220	$(175,949)	$—	$—	$—	$(107,729)

		Total Realized/Unrealized Gains (Losses) Included in
(in thousands)	Fair Value as of January 1, 2013	Net Income	Other Comprehensive Income	Purchases, Sales, Issuances and Settlements	Transfers in and/or out of Level 3	Fair Value as of December 31, 2013
Assets
Commercial mortgage-backed	$—	$(267)	$267	$—	$114	$114
Reinsurance recoverable (payable), net (1)	53,153	(106,995)	—	—	—	(53,842)

Liabilities
Embedded derivative (liability) asset	$(73,325)	$141,545	$—	$—	$—	$68,220

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2014. During 2013, the Company transferred securities with a fair value of $114 thousand from Level 2 to Level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent pricing service. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2014 or 2013.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2014 and 2013, was as follows (in thousands):

	2014	2013
Assets
Commercial mortgage-backed	$(68)	$—
Reinsurance recoverable (payable), net (1)	168,541	(106,995)

Liabilities
Embedded derivative (liability) asset	$(175,949)	$141,545

(1) Represents only the components of reinsurance recoverable/payable, net that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2014		December 31, 2013
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Policy loans	Level 3	$238	$238	$250	$250

Liabilities
Annuity reserves (1)	Level 3	$1,515,680	$2,056,057	$1,521,804	$1,842,779
Securities lending payable	Level 2	6,174	6,174	8,756	8,756

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Balance, beginning of year	$244,983	$216,638	$227,263
Deferrals of acquisition costs	88,201	67,328	53,832
Amortization related to:
Operations	(26,468)	(62,949)	(47,750)
Net realized (gains) losses	(635)	(447)	478
Total amortization	(27,103)	(63,396)	(47,272)
Unrealized investment (gains) losses	(8,498)	24,413	(17,185)
Balance, end of year	$297,583	$244,983	$216,638

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Balance, beginning of year	$7,403	$9,617	$11,172
Deferrals of sales inducements	544	553	3,586
Amortization related to:
Operations	(2,582)	(5,579)	(3,786)
Net realized (gains) losses	(33)	(26)	39
Total amortization	(2,615)	(5,605)	(3,747)
Unrealized investment losses (gains)	329	2,838	(1,394)
Balance, end of year	$5,661	$7,403	$9,617

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY also cedes 90% of the GMWB associated with variable annuities to its Parent. The original reinsurance agreement, covering contracts issued prior to 2009, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Effective June 30, 2013, with the approval of the Superintendent of Insurance for the state of New York, this reinsurance agreement was amended to include all current and future variable annuity contracts issued by the Company. The transaction resulted in the payment of $3.7 million of premium, reduction of the embedded derivative asset by $0.7 million, reduction of reserves for future policy benefits and claims payable by $0.5 million, and accelerated amortization of DAC of $30.3 million, resulting in a pretax loss of $34.2 million. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $60.3 million, $31.4 million and $6.5 million in 2014, 2013 and 2012, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Direct premiums	$423	$489	$529
Less reinsurance ceded:
Life	(359)	(414)	(443)
Guaranteed annuity benefits	(61,208)	(32,378)	(7,457)
Net premiums	$(61,144)	$(32,303)	$(7,371)

As described in Note 8, the direct GMWB reserve at December 31, 2013 was an asset. Accordingly the associated reinsurance recoverable was reflected as a liability in the accompanying balance sheet.

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $158.4 million, $(93.2) million, and $(20.4) million in 2014, 2013 and 2012, respectively.

Components of the reinsurance recoverable (payable) were as follows (in thousands):

	December 31,
	2014	2013
Reinsurance recoverable (payable):
Ceded reserves	$119,114	$(51,275)
Ceded other	(1)	3
Total	$119,113	$(51,272)

Reserves recoverable from the Parent totaled $99.3 million and $0.3 million at December 31, 2014 and 2013, respectively. In addition, reinsurance payable to the Parent totaled nil and $61.4 million at December 31, 2014 and 2013, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2014	2013
Direct life insurance in-force	$265,223	$296,299
Amounts ceded to other companies	(198,065)	(226,342)
Net life insurance in-force	$67,158	$69,957

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2014	2013
Traditional life	$2,390	$2,558
Guaranteed benefits	141,486	15,107
Claims payable	38,959	33,328
Other	29	79
Total	$182,864	$51,072

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2014	2013
Interest-sensitive life	$8,452	$7,877
Variable annuity fixed option	938,560	911,272
Fixed annuity	616,805	649,906
Total	$1,563,817	$1,569,055

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2014, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.27% average guaranteed rate.

At both December 31, 2014 and 2013, approximately 97% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, approximately 87% and 82%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2014
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$28.4	$312.3	$340.7
>1.0% - 2.0%	87.0	288.6	375.6
>2.0% - 3.0%	448.7	337.7	786.4
Total	$564.1	$938.6	$1,502.7

	2013
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$24.6	$254.9	$279.5
>1.0% - 2.0%	93.4	284.1	377.5
>2.0% - 3.0%	480.6	372.3	852.9
Total	$598.6	$911.3	$1,509.9

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or at a specified date during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2014	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$5,731.9	$61.8	64.3 years
GMWB - Premium only	0%	259.5	2.7
GMWB - For life	0-5%*	26.0	1.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,433.2	43.0	64.7 years
GMWB - Highest anniversary only		230.0	7.3
GMWB - For life		60.1	4.3
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	120.3	26.2		1.3 years
GMWB - For life	0-8%*	5,625.4	187.9

December 31, 2013	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$4,718.9	$39.5	64.2 years
GMWB - Premium only	0%	283.9	3.5
GMWB - For life	0-5%*	30.1	1.3
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		1,233.4	39.3	64.7 years
GMWB - Highest anniversary only		240.7	8.6
GMWB - For life		65.4	4.8
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMIB	0-6%	131.7	24.4		2.2 years
GMWB - For life	0-8%*	4,507.9	107.9

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2014	2013
Equity	$4,731.8	$3,844.2
Bond	1,067.5	974.2
Balanced	1,292.8	1,090.3
Money market	41.6	46.2
Total	$7,133.7	$5,954.9

GMDB liabilities reflected in the general account were as follows (in millions):

	2014	2013	2012
Balance at January 1	$13.8	$6.7	$7.1
Incurred guaranteed benefits	17.0	8.3	2.4
Paid guaranteed benefits	(0.9)	(1.2)	(2.8)
Balance at December 31	$29.9	$13.8	$6.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2014 and 2013 (except where noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 61% to 100% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40%, with an average of 4% during the surrender charge period and 8% thereafter.
5)	Discount rates: 7.4% on 2014 and 2013 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $107.7 million at December 31, 2014, and was reported in reserves for future policy benefits and claims payable. The fair valued GMWB had an asset value of $68.2 million at December 31, 2013 and was reported as an embedded derivative.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2014 and 2013, these GMWB reserves totaled $2.6 million and $0.4 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2014 and 2013, are consistent with those used for calculating the GMDB liability. At December 31, 2014 and 2013, GMIB reserves totaled $1.2 million and $0.9 million, respectively.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Current tax expense	$13,664	$9,979	$18,237
Deferred tax (benefit) expense	(3,328)	272	(845)
Income tax expense	$10,336	$10,251	$17,392

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 35% for 2014, 2013 and 2012 as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Income taxes at statutory rate	$16,547	$19,577	$25,053
Dividends received deduction	(6,238)	(9,361)	(7,233)
Other	27	35	(428)
Income tax expense	$10,336	$10,251	$17,392

Effective tax rate	21.9%	18.3%	24.3%

Federal income taxes paid to Jackson in 2014, 2013 and 2012 were $8.9 million, $19.9 million and $9.8 million, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2014	2013
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$97,634	$73,825
Other-than-temporary impairments and other investment items	5,948	6,794
Other, net	—	1,408
Total gross deferred tax asset	103,582	82,027

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(92,814)	(77,493)
Net unrealized gains on available for sale securities	(36,051)	(29,340)
Other, net	(46)	—
Total gross deferred tax liability	(128,911)	(106,833)

Net deferred tax liability	$(25,329)	$(24,806)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2014, it is more likely than not that the deferred tax assets, will be realized. At December 31 2014 and 2013, the Company did not have a valuation allowance.

In 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. In February 2014, the IRS issued Revenue Ruling 2014-7, which merely republishes the noncontroversial first holding of Revenue 2007-54 regarding the amount of life insurance reserves taken into account for tax purposes for a variable annuity when some or all of the reserves are part of the Company’s separate account reserves. The new revenue ruling modifies and supersedes Revenue Ruling 2007-54, which effectively revokes the controversial second holding of Revenue Ruling 2007-54 that had a negative impact on DRD computations. The new ruling also states that Revenue Ruling 2007-61 is obsolete. This administrative action does not foreclose any future regulations on the computation of the Company’s share of the DRD. However, it is likely that any regulations that the IRS proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue, for the years under examination, in favor of the Company after obtaining approval from the Joint Committee on Taxation.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represents tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2014, 2013 or 2012.

Based on information available as of December 31, 2014, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Concurrently, some regulators and state legislatures have required life insurance companies to take additional steps to identify unreported deceased policy and contract holders. Additionally, certain states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property. Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In March 2013, the state of New York initiated a franchise/premium tax audit of the Company for 2009 and 2010. An issue was raised with respect to the calculation of the cap or limit on the maximum amount of taxes due each year. In 2013, the Company recorded $6.4 million ($4.2 million after-tax) for the additional tax liability, which was reduced by a payment of $2.6 million “under protest” to stop the further accrual of interest and preserve its appellate rights should they choose to pursue a refund. The total ending liability was therefore $3.8 million. In June 2014, the state of New York formally conceded the issue in the Company’s favor. The accrual was reversed, amounts deposited “under protest” have been refunded, and the matter is considered closed.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2014 or 2013. No dividends were paid to Jackson in 2014, 2013 or 2012. No capital contributions were made in 2014, 2013 or 2012.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $409.8 million and $370.9 million at December 31, 2014 and 2013, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $32.7 million, $57.6 million and $46.2 million in 2014, 2013 and 2012, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2014 the Company’s TAC was more than 1,500% of the Company action level RBC.

12.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.4 million, $1.4 million and $1.3 million to PPM for investment advisory services during 2014, 2013 and 2012, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $12.9 million, $10.0 million and $10.6 million in 2014, 2013 and 2012, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $4.2 million, $3.9 million and $4.1 million in 2014, 2013 and 2012, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2014 and 2013

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million, $0.1 million and $0.3 million in 2014, 2013 and 2012, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2014 and 2013, Jackson’s liability for the Company’s portion of such plans totaled $4.1 million and $2.8 million, respectively. There were no expenses related to these plans in 2014, 2013 or 2012.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2014	2013
Balance, beginning of year	$38,636	$81,392
OCI before reclassifications	9,030	(40,567)
Amounts reclassified from AOCI	(1,877)	(2,189)
Balance, end of year	$45,789	$38,636

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI		Affected Line Item in the Income Staement
	December 31,
	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(2,547)	$(3,171)	Other net investment losses
Other-than-temporary impairments	(341)	(197)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(2,888)	(3,368)
Income tax benefit	1,011	1,179
Reclassifications, net of income taxes	$(1,877)	$(2,189)

 36

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2014
Statements of Operations for the period ended December 31, 2014
Statements of Changes in Net Assets for the periods ended December 31, 2014 and 2013
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2014 and 2013
Consolidated Income Statements for the years ended December 31, 2014, 2013, and 2012
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2014, 2013, and 2012
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013, and 2012
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

c.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Form of Individual Deferred Variable and Fixed Annuity Contract, incorporated herein by referenced to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

b.	Form of Individual Deferred Variable Annuity Contract, incorporated herein by referenced to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

c.	Form of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Form of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Form of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

f.
Form of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

g.	Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by referenced to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

h.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by referenced to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

i.
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

j.
Form of Individual Retirement Annuity Endorsement (7715NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

k.
Form of Roth Individual Retirement Annuity Endorsement (7716NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

l.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

m.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.	Form of Elite Access Brokerage Edition Variable and Fixed Annuity Application (NV7873 04/14), incorporated herein by reference to Registrant's Registration Statement, filed on December 20, 2013 (File Nos. 333-192972 and 811-08401).

b.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/14), incorporated herein by reference to Registrant's Registration Statement, filed on April 21, 2014 (File Nos. 333-192972 and 811-08401).

c.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 09/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on September 11, 2014 (File Nos. 333-192972 and 811-08401).

d.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/15), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.	Not Applicable.

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President

1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and
7601 Technology Way	Distribution & Director
Denver, CO 80237

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

William Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer,
1 Corporate Way	Assistant Secretary & Director
Lansing, MI 48951

Guillermo E. Guerra	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert G. May, III	Chief Administrative Officer &
275 Grove Street	Director
Building #2
4th floor
Auburndale, MA 02466

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York("Depositor"), a stock life insurance company organized under the laws of the state of New York.  The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 19, filed on April 20, 2015 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 18, 2015

Elite Access Brokerage Edition Contracts:

Qualified – 5
Non-Qualified - 75

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

(b)            Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of April, 2015.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 20, 2015
Michael A. Wells, President and
Chief Executive Officer

*	April 20, 2015
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 20, 2015
Herbert G. May, III, Chief Administrative Officer
and Director

/s/ THOMAS J. MEYER	April 20, 2015
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 20, 2015
Laura L. Hanson, Vice President and
Director

*	April 20, 2015
John H. Brown, Vice President and Director

*	April 20, 2015
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 20, 2015
Julia A. Goatley, Senior Vice President,
Chief Compliance and Governance Officer, Assistant Secretary and Director

*	April 20, 2015
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

*	April 20, 2015
Gregory P. Cicotte, Executive Vice President,
Head of U.S. Wealth Management and
Distribution and Director

*	April 20, 2015
Donald B. Henderson, Jr., Director

*	April 20, 2015
David L. Porteous, Director

*	April 20, 2015
Donald T. DeCarlo, Director

*	April 20, 2015
Gary H. Torgow, Director

*	April 20, 2015
John C. Colpean, Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the "Depositor"), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, 333-183047, and 333-192972), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 11th day of December, 2014.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY, III
______________________________________________
Herbert G. May, III, Chief Administrative Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General Counsel, Secretary and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Senior Vice President, Chief Compliance and Governance Officer, Assistant Secretary and Director

/s/ GREGORY P. CICOTTE
______________________________________________
Gregory P. Cicotte, Director

/s/ LAURA L. HANSON
______________________________________________
Laura L. Hanson, Vice President and Director

/s/ THOMAS P. HYATTE
______________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow, Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean, Director

EXHIBIT LIST

Exhibit No.                          Description

5d.	Form of the Elite Access Brokerage Edition Individual Variable and Fixed Annuity Application (NV7873 04/15).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.